Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	January 31, 2020
(Unaudited)

Shares		Value
COMMON STOCKS — 92.3%

ARGENTINA — 0.2%
19,694	MercadoLibre, Inc.(a)	$13,057,122
AUSTRALIA — 2.3%
24,428	A2B Australia Ltd.	24,038
1,016,185	Accent Group Ltd.	1,152,993
298,760	Adairs Ltd.	445,976
28,032	Adelaide Brighton Ltd.	68,303
34,185	Ainsworth Game Technology Ltd.(a)	16,819
8,395	Alliance Aviation Services Ltd.	14,723
9,699	ALS Ltd.	62,653
327,952	Altium Ltd.	8,743,894
45,885	Alumina Ltd.	66,959
26,409	AMA Group Ltd.	16,087
175,712	AMP Ltd.	214,659
604,314	Ansell Ltd.	12,961,028
16,541	AP Eagers Ltd.	98,767
8,531	APN Convenience Retail REIT	21,186
2,598	Arb Corp Ltd.	32,347
30,727	Asaleo Care Ltd.(a)	22,214
10,967	Atlas Arteria Ltd.	59,685
5,687	AUB Group Ltd.	49,337
4,018,028	Aurelia Metals Ltd.	1,183,450
21,946	AusNet Services	26,002
1,046,700	Austal Ltd.	2,753,589
16,016	Australian Agricultural Co. Ltd.(a)	11,953
31,803	Australian Ethical Investment Ltd.	102,612
19,946	Australian Finance Group Ltd.	38,053
37,311	Australian Pharmaceutical Industries Ltd.	32,843
91,400	Baby Bunting Group Ltd.	208,022
33,539	Bank of Queensland Ltd.	171,750
12,808	Bapcor Ltd.	54,185
240,444	Base Resources Ltd.(a)	37,824
183,622	Beach Energy Ltd.	328,186
6,923	Bega Cheese Ltd.	20,298
48,236	Bell Financial Group Ltd.	44,397
19,694	Bendigo & Adelaide Bank Ltd.	137,236
513	Blackmores Ltd.	30,673
437,420	BlueScope Steel Ltd.	4,172,514
108,004	Boral Ltd.	360,042
1,267,449	Bravura Solutions Ltd.	4,691,805
2,824	Breville Group Ltd.	35,293
236,233	Brickworks Ltd.	3,148,445
30,620	Caltex Australia Ltd.	704,686
67,610	Capitol Health Ltd.	11,767
6,165	carsales.com Ltd.	71,147
96,536	Cash Converters International Ltd.(a)	14,863
77,940	Castile Resources Pty Ltd.(a)(b)	0
27,692	Cedar Woods Properties Ltd.	148,110
Shares		Value
AUSTRALIA (continued)
112,115	Centuria Industrial REIT	$273,931
19,516	Challenger Ltd.	116,923
343,968	Champion Iron Ltd.(a)	566,419
281,352	Charter Hall Group REIT	2,422,006
16,220	Citadel Group Ltd. (The)	52,008
24,057	City Chic Collective Ltd.	49,599
18,020	Class Ltd.	24,608
90,657	Cleanaway Waste Management Ltd.	123,799
1,515	Clinuvel Pharmaceuticals Ltd.	28,092
50,518	Clover Corp. Ltd.	89,952
17,924	Coca-Cola Amatil Ltd.	143,739
47,469	Codan Ltd.	242,766
5,420	Collins Foods Ltd.	30,984
15,874	Computershare Ltd.	191,162
37,212	Cooper Energy Ltd.(a)	14,074
2,470	Corporate Travel Management Ltd.	29,447
13,043	Costa Group Holdings Ltd.	24,097
1,759	Credit Corp. Group Ltd.	41,730
26,624	Cromwell Property Group REIT	21,832
12,186	Crown Resorts Ltd.	95,440
1,106,073	CSR Ltd.	3,598,358
140,476	Data#3 Ltd.	428,797
24,019	Decmil Group Ltd.	6,592
1,566	Domino’s Pizza Enterprises Ltd.	57,540
40,623	Downer EDI Ltd.	201,500
23,388	DWS Ltd.	16,908
11,773	Eclipx Group Ltd.(a)	12,609
6,964	Elders Ltd.	34,590
21,026	Emeco Holdings Ltd.(a)	32,231
2,043	Emeco Holdings Ltd.(a)	3,132
296,360	EML Payments Ltd.(a)	1,043,493
2,827	Enero Group Ltd.	3,775
490,049	Estia Health Ltd.	810,253
23,471	EVENT Hospitality and Entertainment Ltd.	201,892
1,142,775	Evolution Mining Ltd.	2,838,043
7,724	Fleetwood Corp. Ltd.(a)	10,806
21,556	Flexigroup Ltd.	30,302
1,383	Flight Centre Travel Group Ltd.	36,392
4,600	G.U.D. Holdings Ltd.	37,012
21,841	G8 Education Ltd.	27,998
100,217	GDI Property Group, REIT	103,646
21,331	Genworth Mortgage Insurance Australia Ltd.	52,261
5,454	GrainCorp Ltd. - Class A(a)	30,668
32,430	GWA Group Ltd.	77,717
6,691	Hansen Technologies Ltd.	16,438
36,366	Harvey Norman Holdings Ltd.	102,972
17,072	Healius Ltd.	33,827
12,220	Helloworld Travel Ltd.	34,520

1

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
AUSTRALIA (continued)
172,755	Horizon Oil Ltd.(a)	$14,455
12,182	Hotel Property Investments Trust REIT	27,726
49,386	HT&E, Ltd.	56,200
3,631	Huon Aquaculture Group Ltd.	10,938
3,680	IDP Education Ltd.	43,774
1,342,973	Iluka Resources Ltd.	8,738,117
531,650	Imdex Ltd.	519,593
480,388	Incitec Pivot Ltd.	1,054,752
1,253,534	Independence Group NL	5,118,589
420,073	Infomedia Ltd.	576,452
25,114	Integral Diagnostics Ltd.	68,422
46,263	Integrated Research Ltd.	91,666
4,429	InvoCare Ltd.	39,757
11,100	IOOF Holdings Ltd.	58,774
414,426	IPH Ltd.	2,541,129
5,781	Iress Ltd.	54,177
312,573	IVE Group Ltd.	483,334
123,259	JB Hi-Fi Ltd.	3,272,319
63,565	Johns Lyng Group Ltd.	102,121
268,019	Jumbo Interactive Ltd.	2,411,288
352,597	Jupiter Mines Ltd.	68,448
5,319	Link Administration Holdings Ltd.	24,247
2,295	Lovisa Holdings Ltd.	17,160
364,347	MACA Ltd.	232,918
775,289	Macmahon Holdings Ltd.	142,719
45,678	Magellan Financial Group Ltd.	2,056,898
23,600	Mastermyne Group Ltd.	15,245
3,121	McMillan Shakespeare Ltd.	26,930
37,785	McPherson’s Ltd.	68,545
80,562	Medibank Private Ltd.	167,177
14,403	Medical Developments International Ltd.	96,510
20,344	Medusa Mining Ltd.(a)	10,554
63,733	Metcash Ltd.	111,776
15,848	Michael Hill International Ltd.	6,736
5,150	Mineral Resources Ltd.	58,813
134,699	MMA Offshore Ltd.(a)	15,328
186,000	MMG Ltd.(a)	42,389
2,115	Monadelphous Group Ltd.	24,833
195,382	Monash IVF Group Ltd.	130,788
21,497	Money3 Corp. Ltd.	35,400
2,778,730	Mount Gibson Iron Ltd.	1,683,369
400,574	Myer Holdings Ltd.(a)	117,983
37,601	MyState Ltd.	136,925
446,936	Navigator Global Investments Ltd.	963,353
23,940	New Hope Corp. Ltd.	30,048
4,576	NEXTDC Ltd.(a)	23,249
17,619	NIB Holdings Ltd.	63,806
23,445	Nick Scali Ltd.	110,329
33,543	Nine Entertainment Co. Holdings, Ltd.	42,101
507,854	Northern Star Resources Ltd.	4,283,450
Shares		Value
AUSTRALIA (continued)
378,313	NRW Holdings, Ltd.	$792,647
16,615	Nufarm Ltd/Australia(a)	61,505
784,895	OceanaGold Corp.	1,642,859
11,277	OFX Group Ltd.	11,436
16,136	oOh!media Ltd.	36,725
9,577	OptiComm Ltd.	24,361
9,123	Orica Ltd.	139,421
3,559	Orocobre Ltd.(a)	7,457
4,456,590	Orora Ltd.	9,606,006
484,785	OZ Minerals Ltd.	3,297,062
24,370	Pacific Current Group Ltd.	103,915
7,527	Pact Group Holdings Ltd.(a)	13,906
13,359	Peet Ltd.	12,072
5,999	Pendal Group Ltd.	35,619
78,363	People Infrastructure Ltd.	188,317
405,248	Perenti Global Ltd.	416,403
963	Perpetual Ltd.	27,526
827,484	Perseus Mining Ltd.(a)	639,773
7,756	Platinum Asset Mangement Ltd.	24,609
4,090	Premier Investments Ltd.	54,456
232,808	Pro Medicus Ltd.	3,740,188
2,185	PWR Holdings Ltd.	6,918
38,429	Qube Holdings Ltd.	88,492
111,348	Quintis Ltd.(a)(b)	0
575,069	Ramelius Resources Ltd.	506,209
585,607	Red 5 Ltd.(a)	117,601
20,530	Reece Ltd.	152,957
4,407	Regional Express Holdings Ltd.	3,275
50,020	Regis Healthcare Ltd.	80,695
1,075,043	Regis Resources Ltd.	3,238,341
29,866	Resimac Group Ltd.	26,890
60,690	Resolute Mining Ltd.(a)	46,720
60,938	Rhipe Ltd.	88,926
53,210	Ridley Corp. Ltd.	36,687
72,737	RPMGlobal Holdings Ltd.(a)	53,559
637,384	Sandfire Resources NL	2,380,782
1,515,354	Saracen Mineral Holdings Ltd.(a)	4,006,780
9,344	SeaLink Travel Group Ltd.	27,021
230,106	SEEK Ltd.	3,494,996
29,804	Select Harvests Ltd.	170,379
59,943	Senex Energy Ltd.(a)	12,640
10,409	Servcorp Ltd.	30,798
891,353	Service Stream Ltd.	1,569,241
4,744	Seven Group Holdings Ltd.	64,338
138,822	Seven West Media Ltd.(a)	23,232
64,203	Shaftesbury Plc, REIT	205,432
607,401	Sigma Healthcare Ltd.	243,956
31,802	Silver Lake Resources Ltd.(a)	34,593
4,642	SmartGroup Corp. Ltd.	20,975
58,562	Southern Cross Electrical Engineering Ltd.	24,305

2

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
AUSTRALIA (continued)
77,395	Southern Cross Media Group Ltd.	$45,591
14,955	Spark Infrastructure Group	22,024
1,238,357	St Barbara Ltd.	2,263,043
86,421	Stanmore Coal Ltd.	54,090
61,543	Star Entertainment Group Ltd. (The)	172,202
24,151	Steadfast Group Ltd.	62,242
37,756	Sunland Group Ltd.	44,608
8,197	Super Retail Group Ltd.	51,469
11,498	Superloop Ltd.(a)	6,773
16,046	Tassal Group Ltd.	46,294
882,960	Technology One Ltd.	5,035,759
4,364	Tiger Resources Ltd.(a)	1
109,463	TPG Telecom Ltd.	548,092
12,192	Village Roadshow Ltd.	32,890
357,177	Virgin Australia Holdings Ltd.(a)	34,669
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
66,543	Virtus Health Ltd.	192,429
446,111	Vita Group Ltd.	355,365
3,275	Viva Leisure Ltd.(a)	6,292
1,428,231	Vocus Group Ltd.(a)	3,241,025
37,504	Wagners Holding Co. Ltd.	53,725
2,893	Webjet Ltd.	22,755
8,558	Webster Ltd.(a)	11,400
1,099,665	Western Areas Ltd.	1,891,811
311,762	Westgold Resources Ltd.(a)	457,037
61,621	Whitehaven Coal Ltd.	103,535
1,237	WiseTech Global Ltd.	20,726
45,947	Worley Ltd.	468,734
		146,047,485
AUSTRIA — 0.1%
1,728	Agrana Beteiligungs AG	36,796
14,870	ams AG(a)	609,343
2,614	ANDRITZ AG	103,091
1,658	AT&S Austria Technologie & Systemtechnik AG	36,390
3,286	Austria Technologie & Systemtechnik AG	72,486
5,265	CA Immobilien Anlagen AG	232,107
458	DO & CO AG	45,715
4,266	EVN AG	84,216
1,017	Flughafen Wien AG	41,112
146	Kapsch TrafficCom AG	4,291
658	Lenzing AG	52,105
512	Mayr Melnhof Karton AG	70,412
1,244	Oesterreichische Post AG	47,322
2,018	Palfinger AG	62,554
2,933	POLYTEC Holding AG	26,153
1,129	Porr Ag	19,733
6,729	Raiffeisen Bank International AG	153,734
Shares		Value
AUSTRIA (continued)
3,202	Rhi Magnesita NV	$137,076
491	Rhi Magnesita NV	20,709
71,529	S IMMO AG	1,919,773
1,505	S&T AG	40,660
586	Schoeller-Bleckmann Oilfield Equipment AG	27,036
16,189	Strabag SE	538,634
41,528	Telekom Austria AG	333,912
1,557	UBM Development AG	84,440
19,472	UNIQA Insurance Group AG	184,425
13,531	Vienna Insurance Group AG Wiener Versicherung Gruppe	366,161
13,413	voestalpine AG	326,076
4,474	Wienerberger AG	127,124
34,360	Zumtobel Group AG(a)	337,248
		6,140,834
BELGIUM — 0.7%
3,476	Ackermans & van Haaren NV	557,057
658	Aedifica SA REIT	89,030
30,578	Ageas	1,687,832
145,668	AGFA - Gevaert NV(a)	716,005
668	Akka Technologies	46,599
659	Atenor	53,061
24	Banque Nationale de Belgique	62,284
12,329	Barco NV	3,069,705
2,498	Befimmo SA REIT	153,758
6,553	Bekaert SA	166,719
959	Biocartis NV(a)	6,094
6,938	bpost SA	69,221
2,052	Cie d’Entreprises CFE	224,164
607	Cofinimmo SA REIT	96,805
50,056	Colruyt SA	2,506,492
40,458	Deceuninck NV	88,843
12,200	Deceuninck NV- VVPR Strip(a)(b)	0
45,813	D’ieteren SA/NV	2,957,087
17,352	Econocom Group SA/NV	49,458
1,202	Elia System Operator SA NV	115,978
25,257	Euronav NV	251,542
16,086	EVS Broadcast Equipment SA	363,941
10,770	Exmar NV(a)	63,903
2,571	Fagron	59,594
90,919	Galapagos NV(a)	20,378,553
1,790	Gimv NV	110,377
67	Home Invest Belgium SA REIT	8,322
1,064	Immobel SA	90,154
1,351	Intervest Offices & Warehouses NV REIT	40,155
573	Jensen-Group NV	21,797
14,137	KBC Ancora	705,227
988	Kinepolis Group NV	60,923
25	Lotus Bakeries NV	75,693

3

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
BELGIUM (continued)
1,139	Melexis NV	$81,351
447	Montea C.V.A REIT	44,221
11,094	Ontex Group NV	201,414
82,775	Orange Belgium SA	1,683,646
340	Picanol(b)	24,510
134,486	Proximus SADP	3,836,193
7,898	Recticel SA	67,447
436	Resilux	68,180
149	Retail Estates NV REIT	13,683
422	Roularta Media Group NV	7,793
3,103	Sioen Industries NV	74,678
1,836	Sipef NV	105,884
3,395	Sofina SA	777,521
8,675	Solvay SA	899,952
1,143	Telenet Group Holding NV	53,216
187	TER Beke SA	24,161
7,080	Tessenderlo Group SA(a)	238,311
10,104	Umicore SA	465,828
1,138	Van de Velde NV	35,402
4,501	Warehouses De Pauw CVA REIT	128,740
8	Wereldhave Belgium NV REIT	744
		43,779,248
BERMUDA — 0.6%
401,190	Argo Group International Holdings Ltd.	26,318,064
18,300	Enstar Group, Ltd.(a)	3,573,807
4,868	Hiscox Ltd.	84,402
274,100	James River Group Holdings Ltd.	11,769,854
		41,746,127
BRAZIL — 0.3%
5,242	Aliansce Sonae Shopping Centers sa	64,224
3,600	Alliar Medicos A Frente SA	17,712
12,556	Alpargatas SA - Preference Shares(a)	104,697
3,800	Alupar Investimento SA - Units	26,353
1,700	Arezzo Industria e Comercio SA	24,135
15,474	Azul S.A. - Preference Shares(a)	214,373
4,519	Banco ABC Brasil SA - Preference Shares	22,961
42,100	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	198,084
5,843	BK Brasil Operacao e Assessoria a Restaurantes SA	22,539
18,600	BR Malls Participacoes SA	80,218
8,600	BrasilAgro - Co Brasileira de Propriedades Agricolas	38,978
Shares		Value
BRAZIL (continued)
16,859	BRF SA(a)	$120,264
12,171	Camil Alimentos SA	25,549
80,321	CCR SA	340,407
17,464	Cia Brasileira de Distribuicao - Preference Shares	348,252
56,298	Cia de Locacao das Americas	312,212
1,600	Cia de Saneamento de Minas Gerais-COPASA	25,327
1,900	Cia de Saneamento do Parana	44,712
5,735	Cia de Saneamento do Parana - Preference Shares	26,649
4,800	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	24,961
5,000	Cia Energetica de Minas Gerais	19,451
423,100	Cia Energetica de Minas Gerais - ADR	1,463,926
20,276	Cia Energetica de Minas Gerais - Preference Shares	70,828
5,400	Cia Energetica de Sao Paulo - Class B, Preference Shares	40,110
32	Cia Energetica do Ceara - Class A, Preference Shares	465
5,800	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	26,301
3,100	Cia Hering	17,966
2,700	Cia Paranaense de Energia - Class B, Preference Shares	46,257
73,900	Cia Siderurgica Nacional SA	223,636
110,262	Cielo SA	182,543
92,913	Cogna Educacao	252,101
16,056	Construtora Tenda SA	135,456
5,646	Cosan Logistica SA(a)	27,461
24,207	Cosan SA	451,345
8,700	CSU Cardsystem SA	22,935
6,400	CVC Brasil Operadora e Agencia de Viagens SA	54,053
14,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	109,059
11,600	Direcional Engenharia SA	44,313
61,795	Duratex SA	227,550
10,400	EcoRodovias Infraestrutura e Logistica SA(a)	43,396
439,639	EDP - Energias do Brasil SA	2,288,225
46,035	Embraer SA(a)	194,455
182,785	Embraer SA - ADR(a)	3,078,099
5,040	Energisa SA - Units	64,727
3,200	Eneva SA(a)	32,840
14,500	Equatorial Energia SA	81,361
5,100	Eucatex SA Industria e Comercio - Preference Shares	8,872
4,800	Ez Tec Empreendimentos e Participacoes SA	62,603
8,800	Fleury SA	63,659

4

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
BRAZIL (continued)
24,400	Gerdau SA	$104,150
108,000	Gerdau SA - Preference Shares	508,654
2,750	Gol-Linhas Aereas Inteligentes SA - Preference Shares(a)	22,083
15,400	Grendene SA	41,353
12,800	Guararapes Confeccoes SA	87,274
5,900	Hapvida Participacoes e Investimentos SA	81,778
31,500	Helbor Empreendimentos SA(a)	31,996
16,500	Hypera SA	137,044
3,700	Iguatemi Empresa de Shopping Centers SA	46,369
3,700	Industrias Romi SA	14,411
2,400	Instituto Hermes Pardini SA	16,498
5,000	International Meal Company Alimentacao SA	10,111
18,072	Iochpe-Maxion SA	92,626
20,461	IRB Brasil Resseguros S/A	211,461
12,084	JHSF Participacoes SA	22,347
3,400	Kepler Weber SA	23,793
75,300	Klabin SA - Units	365,194
2,004	Light SA	10,683
15,353	Localiza Rent a Car SA	190,613
601	LOG Commercial Properties e Participacoes SA	4,502
5,874	Lojas Americanas SA	31,944
183	Lojas Americanas SA(a)	1,175
57	Lojas Americanas SA(a)	308
18,944	Lojas Americanas SA - Preference Shares	121,734
1,893	M Dias Branco SA	18,233
17,799	Magazine Luiza SA	231,912
5,732	Mahle-Metal Leve SA	41,679
11,100	Marcopolo SA	11,197
28,099	Marcopolo SA - Preference Shares	31,756
8,931	Marfrig Global Foods SA(a)	22,731
6,500	Marisa Lojas SA(a)	20,080
14,800	Mills Estruturas e Servicos de Engenharia SA(a)	31,552
6,016	Movida Participacoes SA	29,668
37,686	MRV Engenharia e Participacoes SA	184,004
5,100	Multiplan Empreendimentos Imobiliarios SA	41,073
15,400	Natura & Co. Holding SA	169,585
10,879	Notre Dame Intermedica Participacoes SA	176,803
11,200	Odontoprev SA	45,950
1,900	Paranapanema SA(a)	11,340
33,800	Petrobras Distribuidora SA	227,617
17,855	Porto Seguro SA	277,210
21,600	Portobello SA	29,556
Shares		Value
BRAZIL (continued)
20,068	Qualicorp Consultoria e Corretora de Seguros SA	$193,810
7,200	Raia Drogasil SA	208,118
17,200	Randon Participacoes SA - Preference Shares	54,420
19	Restoque Comercio e Confeccoes de Roupas SA	75
20,350	Santos Brasil Participacoes SA	36,019
1,300	Sao Carlos Empreendimentos e Participacoes SA	15,934
23,483	Sao Martinho SA	136,481
4,800	Schulz SA - Preference Shares	13,170
3,900	Ser Educacional SA	28,085
15,200	SLC Agricola SA	80,958
2,100	Smiles Fidelidade SA	18,952
55,012	Sul America SA - Units	806,695
5,800	T4F Entretenimento SA	7,002
2,900	Tegma Gestao Logistica SA	27,025
13,100	TIM Participacoes SA	51,083
3,200	TOTVS SA	55,555
3,700	Transmissora Alianca de Energia Eletrica SA - Units	26,783
9,500	Tupy SA	55,657
33,000	Ultrapar Participacoes SA	194,721
1,633	Unipar Carbocloro SA	14,719
5,740	Unipar Carbocloro SA - Preference Shares	43,962
24,600	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares	55,087
9,600	Usinas Siderurgicas de Minas Gerais SA Usiminas	22,999
7,097	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,332
73,200	Via Varejo SA(a)	241,345
5,500	Vulcabras Azaleia SA(a)	10,942
29,000	YDUQS Part	358,894
		17,984,470
CAMBODIA — 0.0%
28,000	NagaCorp Ltd.	39,945
CANADA — 2.2%
76,215	Absolute Software Corp.	558,050
5,636	Advantage Oil & Gas Ltd.(a)	9,412
25,852	Aecon Group, Inc.	336,189
700	Ag Growth International, Inc.	24,062
3,600	AGF Management Ltd. - Class B	19,232
321,983	Aimia, Inc.(a)	810,188
1,200	AirBoss of America Corp.	7,816
22,276	Alamos Gold, Inc. - Class A	140,551
3,300	Alaris Royalty Corp.	54,485
2,170	Alcanna, Inc.(a)	6,788
2,881	Algoma Central Corp.	27,931

5

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CANADA (continued)
3,971	Algonquin Power & Utilities Corp.	$60,787
600	Allied Properties Real Estate Investment Trust, REIT	25,036
16,143	AltaGas Ltd.	259,942
800	Altus Group Ltd.	26,205
13,000	Amerigo Resources Ltd.(a)	5,010
1,400	Andrew Peller Ltd. - Class A	11,668
28,100	ARC Resources Ltd.	149,057
2,644	Aritzia, Inc.(a)	50,007
123,000	Artis Real Estate Investment Trust, REIT	1,095,791
14,945	Asanko Gold, Inc.(a)	14,003
800	Atco Ltd. - Class I	31,204
31,800	Athabasca Oil Corp.(a)	9,612
112,176	ATS Automation Tooling Systems, Inc.(a)	1,723,242
118,354	B2Gold Corp.	512,444
2,000	Badger Daylighting Ltd.	52,184
29,245	Baytex Energy Corp.(a)	31,822
19,500	Bear Creek Mining Corp.(a)	34,185
61,500	Birchcliff Energy Ltd.	81,325
15,200	Bird Construction, Inc.	74,886
13,800	Black Diamond Group Ltd.(a)	20,125
9,263	BlackBerry Ltd.(a)	56,415
26,500	Boardwalk Real Estate Investment Trust, REIT	945,542
6,700	Bombardier, Inc. - Class B(a)	6,227
94,557	Bonavista Energy Corp.	36,440
2,800	Boralex, Inc. - Class A	58,395
26,900	Boyd Group Services, Inc.	4,227,695
11,200	Bridgemarq Real Estate Services	129,823
900	BRP, Inc.	45,945
6,267	CAE, Inc.	185,870
500	Calian Group Ltd.	16,170
15,200	Cameco Corp.	122,551
111,396	Canaccord Genuity Group, Inc.	414,137
5,550	Canacol Energy Ltd.	17,865
1,200	Canada Goose Holdings, Inc.(a)	35,944
129,115	Canadian Apartment Properties REIT	5,522,071
909	Canadian Tire Corp. Ltd. - Class A	97,487
166,075	Canadian Western Bank	4,106,071
9,843	Canfor Corp.(a)	88,434
4,457	Canfor Pulp Products, Inc.	28,593
8,000	CanWel Building Materials Group Ltd.	31,918
1,300	Capital Power Corp.	35,570
72,367	Capstone Mining Corp.(a)	38,825
56,611	Cascades, Inc.	483,807
8,470	Celestica, Inc.(a)	76,674
14,726	Centerra Gold, Inc.(a)	117,950
1,400	Cervus Equipment Corp.	8,960
Shares		Value
CANADA (continued)
18,544	CES Energy Solutions Corp.	$27,324
16,586	China Gold International Resources Corp. Ltd.(a)	14,162
7,500	CI Financial Corp.	131,423
3,777	Cineplex, Inc.	96,380
137,400	City Office REIT, Inc.	1,857,648
46,112	Cogeco Communications, Inc.	3,620,248
964	Cogeco, Inc.	67,540
900	Colliers International Group, Inc.	72,971
1,400	Cominar Real Estate Investment Trust REIT	15,413
62,361	Computer Modelling Group Ltd.	380,744
49,000	Copper Mountain Mining Corp.(a)	24,437
1,012	Corby Spirit and Wine Ltd.	11,876
15,019	Corus Entertainment, Inc. - Class B	56,971
20,535	Crescent Point Energy Corp.	67,653
50,000	Crew Energy, Inc.(a)	16,624
15,670	CRH Medical Corp.(a)	60,980
10,500	Denison Mines Corp.(a)	3,650
6,900	Descartes Systems Group, Inc. (The)(a)	309,337
12,388	Detour Gold Corp.(a)	221,849
27,400	DIRTT Environmental Solutions(a)	71,016
992,600	Dollarama, Inc.	33,819,204
14,000	Dorel Industries, Inc. - Class B	54,798
14,531	Dream Hard Asset Alternatives Trust - Units	84,546
24,315	Dream Office Real Estate Investment Trust, REIT	598,045
74,507	DREAM Unlimited Corp.	658,143
31,275	Dundee Precious Metals, Inc.(a)	144,393
132,246	ECN Capital Corp.	559,602
464	E-L Financial Corp. Ltd.	285,398
11,452	Eldorado Gold Corp.(a)	83,246
8,000	Element Fleet Management Corp.	76,832
75,969	Empire Co. Ltd. - Class A	1,762,315
3,800	Endeavour Silver Corp.(a)	8,069
72,643	Enerflex Ltd.	555,499
19,131	Enerplus Corp.	97,578
52,166	Enghouse Systems Ltd.	2,066,300
20,951	Equitable Group, Inc.	1,667,816
1,500	ERO Copper Corp.(a)	20,606
13,100	Evertz Technologies Ltd.	171,545
524	Exchange Income Corp.	16,808
18,683	Exco Technologies Ltd.	105,881
38	EXFO, Inc.(a)	149
6,300	Extendicare, Inc.	39,179

6

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CANADA (continued)
4,954	Finning International, Inc.	$85,686
1,734	First Capital Real Estate Investment Trust REIT	28,393
2,051	First Majestic Silver Corp.(a)	20,674
563	First National Financial Corp.	16,315
28,335	First Quantum Minerals Ltd.	221,815
1,300	FirstService Corp.	127,908
11,963	Fortuna Silver Mines, Inc.(a)	46,916
3,044	GDI Integrated Facility Services, Inc.(a)	76,365
16,000	Gear Energy Ltd.(a)	4,655
2,921	Genworth MI Canada, Inc.	128,900
4,500	Gibson Energy, Inc.	90,313
2,400	Gildan Activewear, Inc.	66,501
1,040	goeasy Ltd.	52,715
84,319	Gran Colombia Gold Corp.(a)	350,427
8,831	Great Canadian Gaming Corp.(a)	265,918
132,862	Guyana Goldfields, Inc.(a)	71,280
8,500	H&R Real Estate Investment Trust, REIT	137,385
34,200	Hardwoods Distribution, Inc.	419,941
22,524	Heroux-Devtek, Inc.(a)	338,354
10,400	High Arctic Energy Services, Inc.	14,774
40,224	High Liner Foods, Inc.	251,362
87,346	Home Capital Group, Inc.(a)	2,082,338
8,300	Horizon North Logistics, Inc.	6,397
23,554	Hudbay Minerals, Inc.	72,260
132,871	iA Financial Corp., Inc.	7,312,222
18,493	IAMGOLD Corp.(a)	55,197
2,679	Innergex Renewable Energy, Inc.	38,057
6,826	Inter Pipeline Ltd.	113,732
7,600	Interfor Corp.(a)	80,456
2,288	International Petroleum Corp. - Sweden(a)	8,143
2,926	Intertape Polymer Group, Inc.	35,774
110,340	Just Energy Group, Inc.	153,412
2,900	K-Bro Linen, Inc.	93,131
3,700	Kelt Exploration Ltd.(a)	10,624
8,066	Keyera Corp.	210,457
11,257	Kinaxis, Inc.(a)	934,653
1,170,742	Kinross Gold Corp.(a)	5,935,662
88,445	Kinross Gold Corp.(a)	448,440
4,656	Largo Resources Ltd.(a)	3,729
3,935	Laurentian Bank of Canada	127,708
18,544	Leon’s Furniture Ltd.	227,001
32,510	Linamar Corp.	1,071,056
24,000	Lucara Diamond Corp.	15,052
48,224	Lundin Mining Corp.	252,890
3,530	Magellan Aerospace Corp.	37,557
41,700	Major Drilling Group International, Inc.(a)	172,989
5,799	Maple Leaf Foods, Inc.	113,579
15,698	Martinrea International, Inc.	153,018
Shares		Value
CANADA (continued)
98,272	Medical Facilities Corp.	$303,712
11,470	MEG Energy Corp.(a)	58,589
923	Melcor Developments Ltd.	8,913
2,303	Methanex Corp.	74,673
51,176	Metro, Inc.	2,086,251
1,000	Morguard Corp.	153,121
72,866	Morguard North American Residential Real Estate Investment Trust, REIT	1,050,539
1,000	Morneau Shepell, Inc.	26,175
486	MTY Food Group, Inc.	21,223
2,328	Mullen Group Ltd.	15,885
6,100	Neo Performance Materials, Inc.	50,242
19,550	Nexus Real Estate Investment Trust	32,647
929	NFI Group, Inc.	21,495
2,202	Norbord, Inc.	64,676
4,000	North American Construction Group Ltd.	43,706
1,646	North West Co., Inc. (The)	34,278
3,429	Northland Power, Inc.	77,187
129,561	Northview Apartment Real Estate Investment Trust REIT	3,006,512
548,300	Novagold Resources, Inc.(a)	5,000,496
12,600	NuVista Energy Ltd.(a)	20,280
2,188	Onex Corp.	140,367
59,489	Open Text Corp.	2,677,320
2,463	Osisko Gold Royalties Ltd.	24,567
226,793	Pan American Silver Corp.	5,211,703
8,103	Pan American Silver Corp.	186,258
8,824	Parex Resources, Inc.(a)	139,688
5,688	Parkland Fuel Corp.	197,924
2,400	Pason Systems, Inc.	23,938
52,700	Plaza Retail REIT	182,781
18,608	Polaris Infrastructure, Inc.	202,756
17,700	Precision Drilling Corp.(a)	20,864
936	Premium Brands Holdings Corp.	68,923
4,315	Pretium Resources, Inc.(a)	46,984
61,004	PRO Real Estate Investment Trust, REIT	342,496
37,900	Quarterhill, Inc.	55,558
69,600	Quebecor, Inc. - Class B	1,727,115
119,614	Real Matters, Inc.(a)	1,256,336
3,100	Reitmans Canada Ltd. - Class A	2,155
16,300	Richelieu Hardware Ltd.	359,773
1,200	RioCan Real Estate Investment Trust, REIT	24,627
400,000	Ritchie Bros Auctioneers, Inc.	16,888,000
1,600	Ritchie Bros. Auctioneers, Inc.	67,547
8,854	Rogers Sugar, Inc.	32,047
6,803	Russel Metals, Inc.	110,419

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CANADA (continued)
7,588	Sandstorm Gold Ltd.(a)	$52,062
26,550	Sangoma Technologies Corp.(a)	51,158
2,800	Secure Energy Services, Inc.	9,627
8,801	SEMAFO, Inc.(a)	18,554
7,650	Seven Generations Energy Ltd. - Class A(a)	38,383
1,000	ShawCor Ltd.	7,949
1,282	Sienna Senior Living, Inc.	18,231
2,500	Sierra Wireless, Inc.(a)	24,123
1,991	Sleep Country Canada Holdings, Inc.	30,285
900	SmartCentres Real Estate Investment Trust REIT	21,361
800	Spin Master Corp.(a)	19,139
15,500	Sprott, Inc.	37,245
3,143	SSR Mining, Inc.(a)	57,569
68,809	Stantec, Inc.	2,045,968
14,115	Stars Group, Inc. (The)(a)	336,823
2,160	Stella-Jones, Inc.	61,141
4,600	Storm Resources Ltd.(a)	5,144
9,826	SunOpta, Inc.(a)	26,655
17,300	Superior Plus Corp.	150,986
21,609	Surge Energy, Inc.	16,328
41,800	Tamarack Valley Energy Ltd.(a)	53,379
13,198	Teranga Gold Corp.(a)	75,095
3,064	TFI International, Inc.	98,120
1,400	Timbercreek Financial Corp.	10,653
1,901	TMX Group Ltd.	175,893
9,236	Torex Gold Resources, Inc.(a)	127,087
1,845	Toromont Industries Ltd.	95,010
12,364	Total Energy Services, Inc.	50,450
13,763	Tourmaline Oil Corp.	138,836
84,588	TransAlta Corp.	631,502
3,900	TransAlta Renewables, Inc.	48,772
105,980	Transcontinental, Inc. - Class A	1,246,070
15,803	TransGlobe Energy Corp.	20,181
16,352	Trican Well Service Ltd.(a)	12,850
52,700	True North Commercial Real Estate Investment Trust REIT	301,052
5,297	Uni-Select, Inc.	48,591
8,590	Vermilion Energy, Inc.	123,975
6,600	Wesdome Gold Mines Ltd.(a)	44,984
4,100	West Fraser Timber Co. Ltd.	164,260
58,838	Western Forest Products, Inc.	47,572
1,513	Westshore Terminals Investment Corp.	18,384
25,600	Whitecap Resources, Inc.	93,239
2,248	Winpak Ltd.	82,147
2,714	WSP Global, Inc.	192,876
60,166	Yamana Gold, Inc.	245,047
		145,100,449
Shares		Value
CAYMAN ISLANDS — 0.0%
60,400	Consolidated Water Co. Ltd.	$1,033,444
CHILE — 0.0%
43,415	AES Gener SA	8,078
21,597	Aguas Andinas SA - Class A	8,096
27,560	Besalco SA	13,617
8,688	CAP SA	51,674
15,810	Cencosud SA	19,558
9,672	Cia Cervecerias Unidas SA	85,384
1,045,870	Cia Sud Americana de Vapores SA(a)	32,893
26,113	Coca-Cola Embonor SA - Preference Shares	42,313
53,479	Colbún SA	7,785
14,858	Embotelladora Andina SA - Class B, Preference Shares	38,800
10,735	Empresa Nacional de Telecomunicaciones SA(a)	70,422
23,369	Engie Energia Chile SA	32,707
724,976	Enjoy SA(a)	17,311
113,766	Grupo Security SA	25,738
3,218	Hortifrut SA	5,227
112,676	Inversiones Aguas Metropolitanas SA	105,594
1,754	Inversiones La Construccion SA	15,999
8,200,620	Itau CorpBanca	39,861
273,781	Masisa SA(a)	10,147
20,790	Multiexport Foods SA	9,222
6,895	Parque Arauco SA	15,766
45,001	PAZ Corp. SA	36,999
36,589	Ripley Corp. S.A.	17,072
39,651	Salfacorp SA	20,590
120,485	Sigdo Koppers SA	150,122
47,915	SMU SA	8,316
525,545	Sociedad Matriz SAAM SA	41,700
29,332	Socovesa SA	8,613
22,243	SONDA SA	17,203
18,421	Vina Concha y Toro SA	33,095
		989,902
CHINA — 2.2%
3,601	21Vianet Group, Inc. - ADR(a)	33,273
45,500	3SBio, Inc.(a)	58,467
926	51job, Inc. - ADR(a)	66,811
2,491	58.Com Inc. - ADR(a)	138,549
39,500	AAC Technologies Holdings, Inc.	283,538
235,250	Agile Group Holdings Ltd.	313,198
8,945,000	Agricultural Bank of China Ltd. - H Shares	3,478,214
9,824,000	Aluminum Corp. of China Ltd. - H Shares(a)	2,909,278
244,400	Angang Steel Co. Ltd. - H Shares	82,761

8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CHINA (continued)
410,000	Anton Oilfield Services Group	$38,537
144,500	Asia Cement China Holdings Corp.	183,820
64,000	AVIC International Holdings Ltd. - H Shares(a)	67,407
69,000	AviChina Industry & Technology Co. Ltd. - H Shares	28,962
173,500	Baic Motor Corp. Ltd. - H Shares	86,453
8,376,770	Bank of China Ltd. - H Shares	3,268,047
26,500	Bank of Chongqing Co. Ltd. - H Shares	14,160
4,722,000	Bank of Communications Co. Ltd. - H Shares	3,039,940
80,000	Baoye Group Co. Ltd. – H Shares(a)	44,807
239,848	Baozun, Inc. - ADR(a)	7,221,823
308,000	BBMG Corp. - H Shares	83,280
208,000	Beijing Capital International Airport Co. Ltd. - H Shares	168,187
183,000	Beijing Capital Land Ltd. - H Shares	48,303
176,000	Beijing North Star Co. Ltd. - H Shares	50,534
2,554	Bitauto Holdings Ltd. - ADR(a)	38,565
92,000	BYD Electronic International Co. Ltd.	180,527
72,000	Cabbeen Fashion Ltd.	13,720
63,000	CAR, Inc.(a)	41,937
5,327	Cayman Engley Industrial Co. Ltd.	15,465
235,656	Central China Real Estate Ltd.	137,147
40,000	Central China Securities Co. Ltd. - H Shares	7,777
107,000	Chaowei Power Holdings Ltd.	35,682
4,752	Cheetah Mobile, Inc. - ADR	16,442
70,000	China Animal Healthcare Ltd.(a)(b)	1,690
97,000	China Aoyuan Group Ltd.	131,388
1,049,000	China Cinda Asset Management Co. Ltd. - H Shares	212,053
293,000	China Coal Energy Co. Ltd. - H Shares	100,350
72,000	China Communications Services Corp. Ltd. - H Shares	48,855
42,000	China Conch Venture Holdings Ltd.	187,379
4,312,044	China Construction Bank Corp. - H Shares	3,303,461
114,800	China Dili Group(a)	35,179
1,834	China Distance Education Holdings Ltd. - ADR(a)	14,030
Shares		Value
CHINA (continued)
176,000	China Eastern Airlines Corp. Ltd. - H Shares(a)	$81,127
326,000	China Energy Engineering Corp. Ltd. - H Shares	38,197
149,500	China Galaxy Securities Co. Ltd. - H Shares	75,071
268,500	China Harmony New Energy Auto Holding Ltd.	138,284
259,000	China Hongqiao Group Ltd.	128,056
79,500	China Huiyuan Juice Group Ltd.(a)(b)	14,356
3,135	China Index Holdings Ltd. - ADR(a)	9,530
27,200	China International Capital Corp. Ltd.	47,700
76,440	China International Marine Containers Group Co. Ltd. - H Shares	67,616
3,750,000	China Lesso Group Holdings Ltd.	4,866,995
27,000	China Lilang Ltd.	19,259
53,000	China Longyuan Power Group Corp. - H Shares	31,527
74,000	China Maple Leaf Educational Systems Ltd.	26,678
114,000	China Medical System Holdings Ltd.	153,241
70,000	China Meidong Auto Holdings Ltd.	86,434
3,819,300	China Minsheng Banking Corp. Ltd. - H Shares	2,685,007
186,000	China Modern Dairy Holdings Ltd.(a)	23,230
114,000	China Molybdenum Co. Ltd. - H Shares	42,567
594,834	China National Building Material Co. Ltd. - H Shares	575,181
92,000	China Oilfield Services Ltd. - H Shares	134,803
34,000	China Oriental Group Co. Ltd.	11,776
2,650,500	China Railway Construction Corp. Ltd. - H Shares	2,603,883
4,945,000	China Railway Group Ltd. - H Shares	2,731,446
38,000	China Railway Signal & Communication Corp. Ltd. - H Shares	18,446
199,000	China Reinsurance Group Corp.	28,441
18,500	China Resources Medical Holdings Co. Ltd.	9,909
68,500	China Resources Pharmaceutical Group Ltd.	57,593
323,400	China SCE Group Holdings Ltd.	171,556
168,000	China Silver Group Ltd.(a)	16,007
150,000	China Southern Airlines Co. Ltd. - H Shares	84,014

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CHINA (continued)
77,000	China Sunshine Paper Holdings Co. Ltd.	$12,294
69,000	China Suntien Green Energy Corp. Ltd. - H Shares	17,946
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)	0
5,888,000	China Telecom Corp. Ltd. - H Shares	2,304,679
31,000	China XLX Fertiliser Ltd.	9,140
34,000	China Yuhua Education Corp. Ltd.	23,771
264,800	China Zhongwang Holdings Ltd.	88,646
164,000	Chinasoft International Ltd.	97,345
4,094,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	1,887,122
461,923	CIFI Holdings Group Co. Ltd.	322,358
21,000	Colour Life Services Group Co. Ltd.	9,950
26,000	Consun Pharmaceutical Group Ltd.	13,391
280,093	COSCO SHIPPING Development Co. Ltd. - H Shares	29,933
106,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	46,677
66,500	COSCO SHIPPING Holdings Co. Ltd. - H Shares(a)	23,974
127,000	Cosmo Lady China Holdings Co. Ltd.	16,679
44,000	Country Garden Services Holdings Co. Ltd.	143,898
62,000	CPMC Holdings Ltd.	23,550
184,000	CSPC Pharmaceutical Group Ltd.	409,858
302,000	CT Environmental Group Ltd.(a)(b)	4,958
104,000	Da Ming International Holdings Ltd.	24,103
112,000	Dali Foods Group Co. Ltd.	79,170
92,000	Datang International Power Generation Co. Ltd. - H Shares	16,110
168,000	Dongfeng Motor Group Co. Ltd. - H Shares	126,758
9,800	Dongjiang Environmental Co. Ltd. - H Shares	7,445
179,000	Dongyue Group Ltd.	82,279
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	36,818
15,400	ENN Energy Holdings Ltd.	180,638
14,200	Everbright Securities Co. Ltd. - H Shares	9,800
334,500	Fantasia Holdings Group Co. Ltd.	60,297
Shares		Value
CHINA (continued)
84,000	FIH Mobile Ltd.(a)	$13,195
110,500	Fosun International Ltd.	148,251
38,000	Fu Shou Yuan International Group Ltd.	32,096
227,600	Fufeng Group Ltd.	88,501
142,000	Future Land Development Holdings Ltd.	144,073
24,400	Fuyao Glass Industry Group Co. Ltd. - H Shares	70,373
71,000	Genertec Universal Medical Group Co. Ltd.	48,634
32,000	Golden Eagle Retail Group Ltd.	33,044
1,007,600	GOME Retail Holdings Ltd.(a)	93,409
66,000	Goodbaby International Holdings Ltd.(a)	12,152
49,500	Grand Baoxin Auto Group Ltd.(a)	8,094
409,500	Great Wall Motor Co. Ltd. - H Shares	274,174
73,000	Greatview Aseptic Packaging Co. Ltd.	29,138
169,000	Greenland Hong Kong Holdings Ltd.	64,627
3,174,500	Greentown China Holdings Ltd.	3,809,433
34,000	Greentown Service Group Co. Ltd.	36,072
124,000	Guangshen Railway Co. Ltd. - H Shares	34,486
6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	19,468
2,806,800	Guangzhou R&F Properties Co. Ltd. - H Shares	4,278,901
204,000	Guorui Properties Ltd.	40,450
86,000	Haichang Ocean Park Holdings Ltd.(a)	7,862
569	Hailiang Education Group, Inc. - ADR(a)	40,456
32,000	Haitian International Holdings Ltd.	69,879
42,000	Harbin Electric Co. Ltd. - H Shares(a)	11,032
63,000	Harmonicare Medical Holdings Ltd(a)(b)	6,205
47,000	HC Group, Inc.(a)	12,285
33,000	Hengan International Group Co. Ltd.	242,191
5,000	Hiroca Holdings Ltd.	10,245
36,000	Hisense Home Appliances Group Co. Ltd. - H Shares	36,896
337,000	Honghua Group Ltd.(a)	18,658
24,500	Honworld Group Ltd.	8,833
68,000	HOSA International Ltd.(a)(b)	476

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CHINA (continued)
23,000	Hua Hong Semiconductor Ltd.	$56,030
48,000	Huadian Power International Corp. Ltd. - H Shares	15,883
138,000	Huan Yue Interactive Holdings Ltd.(a)	11,549
762,000	Huaneng Renewables Corp. Ltd. - H Shares	312,979
4,773	Huazhu Group Ltd. - ADR	164,669
183,700	Huishang Bank Corp. Ltd. - H Shares	67,883
5,202,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,496,310
11,900	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	7,661
90,900	JD.com, Inc. - ADR(a)	3,426,021
30,000	Jiangsu Expressway Co. Ltd. - H Shares	37,275
77,000	Jiangxi Copper Co. Ltd. - H Shares	91,409
63,000	Jingrui Holdings Ltd.	18,657
3,567	Jinkosolar Holding Co., Ltd. - ADR(a)	66,703
3,404	JOYY, Inc.(a)	206,044
987,000	Kaisa Group Holdings Ltd.	415,560
17,000	Kasen International Holdings Ltd.(a)	7,442
5,600,000	Kingdee International Software Group Co. Ltd.	6,071,125
99,500	KWG Property Holding Ltd.	130,419
41,600	Legend Holdings Corp. - H Shares	77,773
416,000	Lenovo Group Ltd.	274,777
1,602	LexinFintech Holdings Ltd. - ADR(a)	21,307
80,000	Leyou Technologies Holdings Ltd.(a)	25,751
49,000	Li Ning Co. Ltd.	145,424
128,000	Lifetech Scientific Corp.(a)	23,073
96,000	Logan Property Holdings Co. Ltd.	146,844
280,000	Lonking Holdings Ltd.	74,267
56,500	Luye Pharma Group Ltd.	36,665
151,000	Maoye International Holdings Ltd.	9,721
303,000	Metallurgical Corp. of China Ltd. - H Shares	59,300
86	Microport Scientific Corp.	94
66,000	Minth Group Ltd.	204,800
279,800	Modern Land China Co. Ltd.	39,629
6,657	Momo, Inc. - ADR	203,704
1,049	Noah Holdings Ltd. - ADR(a)	35,593
273,000	NVC Lighting Holdings Ltd.	8,436
4,000	On-Bright Electronics, Inc.	29,395
54,000	O-Net Technologies Group Ltd.	28,159
18,000	Orient Securities Co. Ltd. - China - H Shares	10,012
Shares		Value
CHINA (continued)
59,000	Ozner Water International Holding Ltd.(a)	$4,558
7,769,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	2,801,123
6,812,000	Postal Savings Bank of China Co. Ltd. - H Shares	4,253,882
486,000	Powerlong Real Estate Holdings Ltd.	269,075
113,000	Qingdao Port International Co. Ltd. - H Shares	73,620
212,500	Qinhuangdao Port Co. Ltd. - H Shares	37,758
432,449	Qudian, Inc. - ADR(a)	1,245,453
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)	0
67,000	Real Gold Mining Ltd.(a)(b)	2,269
32,016	Red Star Macalline Group Corp. Ltd. - H Shares	24,198
78,000	Redco Properties Group Ltd.	34,448
33,000	Regal International Airport Group Co. Ltd.(a)	23,709
87,000	Ronshine China Holdings Ltd.	92,975
69,000	Sany Heavy Equipment International Holdings Co. Ltd.	33,671
2,102	Secoo Holding Ltd.(a)	13,369
356,580	Semiconductor Manufacturing International Corp.(a)	656,541
58,000	Shandong Chenming Paper Holdings Ltd. - H Shares	22,777
80,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	95,692
32,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	20,601
52,000	Shanghai Electric Group Co. Ltd. - H Shares	15,466
12,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	32,292
25,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	14,582
54,100	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	101,142
53,000	Shengjing Bank Co. Ltd. - H Shares	46,882
32,000	Shenzhen Expressway Co. Ltd. - H Shares	41,532
211,881	Shui On Land Ltd.	42,558
206,000	Sihuan Pharmaceutical Holdings Group Ltd.	23,606
2,000	Silergy Corp.	73,157
5,295	SINA Corp./China(a)	205,128
4,675,562	Sino-Ocean Land Holdings Ltd.	1,697,665

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CHINA (continued)
38,500	Sinopec Engineering Group Co. Ltd. - H Shares	$20,919
114,000	Sinopec Oilfield Service Corp. - H Shares(a)	11,596
198,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	50,733
104,400	Sinopharm Group Co. Ltd. - H Shares	342,775
54,000	Sinosoft Technology Group Ltd.	10,499
319,000	Sinotrans Ltd. - H Shares	98,576
93,500	Sinotruk Hong Kong Ltd.	162,523
214,000	Skyfame Realty Holdings Ltd.	27,829
100,500	SOHO China Ltd.	38,561
230,000	Springland International Holdings Ltd.	66,335
20,800	Sunny Optical Technology Group Co. Ltd.	339,320
69,000	Sunshine 100 China Holdings Ltd.(a)	12,527
16,000	Tenfu Cayman Holdings Co. Ltd.	12,443
255,000	Tenwow International Holdings Ltd.(a)(b)	2,341
56,000	Tian Ge Interactive Holdings Ltd.(a)	12,618
36,000	Tian Shan Development Holdings Ltd.	13,906
52,000	Tiangong International Co. Ltd.	17,676
100,000	Tianneng Power International Ltd.	67,340
110,000	Tingyi Cayman Islands Holding Corp.	186,388
31,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	28,738
27,500	TravelSky Technology Ltd. - H Shares	59,981
84,000	Trigiant Group Ltd.	18,278
201,000	Trony Solar Holdings Co. Ltd.(a)(b)	0
12,000	Tsingtao Brewery Co. Ltd. - H Shares	66,902
1,225,875	UBS Beijing Capital Retailing Group Co. Ltd. - A Shares(a)	1,054,277
1,392,100	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(a)	727,609
1,444,199	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares(a)	1,833,786
2,158,500	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares(a)	1,753,220
Shares		Value
CHINA (continued)
3,867,454	Ubs Csg Holding Co. Ltd. Note(a)	$2,575,763
3,379,400	UBS Daqin Railway Co. Ltd. - A Shares(a)	3,767,490
646,955	Ubs Fujian Star-Net Communicat (Connect) Pnote(a)	3,223,162
2,343,845	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares(a)	2,243,130
1,062,294	UBS MLS Co. Ltd. - A Shares(a)	2,140,958
2,453,180	UBS Ping An Bank Co. Ltd. - A Shares(a)	5,519,557
4,773,200	UBS Rizhao Port Co. Ltd. - A Shares(a)	1,928,134
2,024,600	UBS Shandong Haihua Co. Ltd. - A Shares(a)	1,280,985
5,113,160	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares(a)	1,658,300
2,141,697	UBS Wuxi Taiji Industry Co. Ltd. - A Shares(a)	2,976,809
974,100	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	970,320
1,776,023	Ubs Yunnan Copper Co. Ltd. Note(a)	3,098,556
83,400	Uni-President China Holdings Ltd.	85,477
32,746	Vipshop Holdings Ltd. - ADR(a)	416,857
229,000	Want Want China Holdings Ltd.	190,180
1,933	Weibo Corp. - ADR(a)	82,384
382,000	West China Cement Ltd.	61,973
14,500	Xiabuxiabu Catering Management China Holdings Co. Ltd.	15,552
504,000	Xiamen International Port Co. Ltd. - H Shares	61,649
1,625,200	Xiaomi Corp.(a)	2,410,618
120,012	Xingda International Holdings Ltd.	32,604
15,000	Xingfa Aluminium Holdings Ltd.	13,867
70,257	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	74,449
192,160	Xinyi Solar Holdings Ltd.	136,080
6,226	Xinyuan Real Estate Co. Ltd. - ADR	20,670
62,259	Xtep International Holdings Ltd.	28,458
34,000	Yadea Group Holdings Ltd.	8,799
288,000	Yanzhou Coal Mining Co. Ltd. - H Shares	214,333

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CHINA (continued)
8,400	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares	$48,670
20,000	Yihai International Holding Ltd.	113,692
1,342	Yirendai Ltd. - ADR(a)	6,146
104,500	Youyuan International Holdings Ltd.(a)(b)	2,624
94,446	Yuzhou Properties Co. Ltd.	44,021
220,900	Zai Lab Ltd. - ADR(a)	11,263,691
43,000	Zhaojin Mining Industry Co. Ltd. - H Shares	48,777
28,000	Zhejiang Expressway Co. Ltd. - H Shares	23,001
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
34,500	Zhongsheng Group Holdings Ltd.	127,932
17,900	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	60,615
4,015,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	2,982,843
		142,115,996
COLOMBIA — 0.0%
1,400	Frontera Energy Corp.	9,955
DENMARK — 0.7%
16,784	ALK-Abello A/S(a)	4,483,771
12,557	Alm Brand A/S	111,259
8,231	Amagerbanken A/S(a)(b)	0
3,554	Ambu A/S - B Shares	65,142
1,075	Bavarian Nordic A/S(a)	37,477
97	Brodrene A&O Johansen A/S	5,111
1,192	Brodrene Hartmann A/S	53,250
13,371	Columbus A/S	17,959
2,553	D/S Norden A/S	34,461
4,589	Demant A/S(a)	149,155
5,709	Dfds A/S	240,463
957	Drilling Co. of 1972 A/S (The)(a)	53,404
5,051	FLSmidth & Co. A/S	173,542
43,644	Genmab A/S(a)	10,088,534
204,736	GN Store Nord A/S	10,176,180
8,109	H. Lundbeck A/S	345,161
16,899	H+H International A/S - Class B(a)	322,034
169	Harboes Bryggeri A/S - Class B(a)	1,565
2,646	INVISIO Communications AB	39,194
14,183	ISS A/S	344,582
84	Jeudan A/S	17,828
3,232	Jyske Bank A/S(a)	123,180
171,742	Matas A/S	1,621,097
3,263	Nilfisk Holding A/S(a)	70,511
2,606	NKT A/S(a)	56,352
Shares		Value
DENMARK (continued)
1,294	NNIT A/S	$20,472
4,279	North Media AS	31,436
5,854	Pandora A/S	303,565
1,840	Parken Sport & Entertainment A/S	28,127
8,246	Per Aarsleff Holding A/S	251,496
2,702	Ringkjoebing Landbobank A/S	200,909
919	Rockwool International A/S - A Shares	197,769
453	Rockwool International A/S - B Shares	105,823
4,704	Royal Unibrew A/S	448,346
1,258	RTX A/S	42,849
5,456	Scandinavian Tobacco Group A/S	71,541
930	Schouw & Co.	76,259
124,398	SimCorp A/S	13,819,128
1,395	Solar A/S - Class B	66,563
64,228	Spar Nord Bank A/S	622,462
3,736	Sydbank A/S	81,397
2,492	TCM Group A/S	51,779
120	Tivoli A/S	13,464
7,710	Topdanmark A/S	364,337
17,548	Tryg A/S	532,334
190,686	Vestjysk Bank A/S(a)	93,675
866	Zealand Pharma AS(a)	31,438
		46,086,381
FAEROE ISLANDS — 0.0%
1,482	Bakkafrost	105,697
662	BankNordik P/F	11,446
		117,143
FINLAND — 0.3%
7,394	Adapteo Oyj(a)	86,145
711	Admicom Oyj	63,871
6,262	Afarak Group Oyj(a)	3,413
1,171	Ahlstrom-Munksjo Oyj	19,558
14,904	Aktia Bank Oyj	158,020
4,177	Alma Media Oyj	40,118
1,171	Asiakastieto Group Oyj	44,416
5,440	Aspo Oyj	48,266
5,681	Atria Oyj	60,548
3,664	Cargotec Oyj - Class B	135,886
38,947	Caverion Oyj	317,478
1,819	Citycon Oyj	19,256
2,171	Cramo Oyj	33,010
2,890	Digia Oyj	14,712
9,841	Elisa Oyj	593,077
977	eQ Oyj	14,574
188,204	Finnair Oyj	1,099,998
6,966	Fiskars Oyj Abp	93,326
3,563	Harvia Oyj	38,172
48,645	HKScan Oyj - A Shares(a)	123,545
24,454	Huhtamaki Oyj	1,089,984

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
FINLAND (continued)
2,500	Ilkka-Yhtyma Oyj	$10,730
14,984	Kamux Corp.	136,933
18,557	Kemira Oyj	280,721
2,972	Kesko Oyj - A Shares	187,878
7,502	Kesko Oyj - B Shares	507,860
8,173	Konecranes Oyj	247,455
30,239	Lassila & Tikanoja Oyj	515,794
8,843	Metsa Board Oyj	53,695
6,367	Metso Oyj	226,740
6,587	Nokian Renkaat Oyj	177,593
1,595	Olvi Oyj - Class A	68,989
81,492	Oriola Oyj - Class B	193,863
4,633	Orion Oyj - Class A	217,862
82,498	Orion Oyj - Class B	3,904,078
9,049	Outotec Oyj(a)	52,246
1,885	Ponsse Oyj	65,957
13,137	Raisio Oyj - V Shares	53,616
848	Remedy Entertainment Oyj	13,872
1,307	Revenio Group Oyj	40,804
102,332	Sanoma Oyj	1,229,114
57,453	Stora Enso Oyj - Class R	749,329
861	Talenom Oyj	44,116
1,099	Teleste Oyj	6,728
2,486	Tieto Oyj	81,279
2,154	Tikkurila Oyj	36,932
2,560	Titanium Oyj	29,527
106,390	Tokmanni Group Corp.	1,543,338
37,499	Uponor Oyj	509,042
2,873	Vaisala Oyj - Class A	107,538
67,476	Valmet Oyj	1,466,007
27,403	Wartsila Oyj Abp	336,585
9,140	YIT Oyj	65,230
		17,258,824
FRANCE — 0.9%
13,415	ABC Arbitrage	98,790
25,020	Air France-KLM(a)	232,866
5,982	AKWEL	124,195
9,940	Albioma SA	331,822
5,333	Alstom SA	283,545
151	Altarea SCA REIT	34,666
1,291	Alten SA	159,788
19,270	Altran Technologies SA	313,092
4,312	Amplitude Surgical SAS(a)	7,699
1,731	ARGAN SA REIT	150,894
10,091	Arkema SA	929,115
2,363	Assystem SA	82,290
11,795	Atos SE	982,928
302	Aubay	10,048
703	Axway Software SA	9,122
612	Bastide le Confort Medical(a)	24,570
3,577	Beneteau SA	38,461
9,026	Bigben Interactive	140,345
1,783	BioMerieux	176,882
1,109	Boiron SA	42,187
7,843	Bonduelle SCA	187,014
Shares		Value
FRANCE (continued)
15,583	Bureau Veritas SA	$430,504
117	Burelle SA	97,319
6,600	Casino Guichard Perrachon SA	268,342
10,620	Catana Group(a)	43,167
1,521	Cegedim SA(a)	51,112
318,059	Cellectis SA(a)	4,952,531
1,278,062	CGG SA(a)	3,608,799
812	Chargeurs SA	15,345
3,995	Cie des Alpes	133,363
7,211	Cie Plastic Omnium SA	181,541
78,950	Coface SA(a)	974,540
1,476	Covivio REIT	175,482
280,789	Derichebourg SA	1,023,293
423	Devoteam SA	39,641
157	ECA	5,137
11,512	Edenred	622,922
9,413	Eiffage SA	1,093,539
6,116	Ekinops SAS(a)	36,085
410	Electricite de Strasbourg SA	54,338
2,902	Elior Group SA	40,778
34,971	Elis SA	682,999
1,613	Eramet	68,211
826	Esso SA Francaise(a)	18,596
3,648	Etablissements Maurel et Prom SA	10,256
61,511	Eutelsat Communications SA	924,026
1,226	Exel Industries SA - Class A	60,235
19,399	Faurecia SE	928,782
1,058	FFP	112,644
296	Fleury Michon SA	9,520
1,299	Fnac Darty SA(a)	63,475
1,416	Gaztransport Et Technigaz SA	143,693
648	Gecina SA REIT	122,461
26,478	Getlink SE	468,380
11,036	GL Events	259,478
1,031	Groupe Crit	78,783
1,062	Groupe Guillin	17,597
720	Groupe Open	9,742
4,997	Guerbet	193,137
76	Haulotte Group SA	406
848	HEXAOM	34,045
895	ICADE REIT	100,054
172	ID Logistics Group(a)	33,688
954	Iliad SA	125,589
1,569	Imerys SA	68,003
2,784	Ingenico Group SA	324,816
5,437	Interparfums SA	218,585
17,508	IPSOS	568,927
3,611	Jacquet Metal Service SA	56,548
1,834	JCDecaux SA	49,182
6,595	Kaufman & Broad SA	279,842
3,552	Klepierre SA REIT	121,056
124,414	Korian SA	5,684,848
205,136	Lagardere SCA	3,901,741
863	Laurent-Perrier	78,483

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
FRANCE (continued)
1,403	Le Belier	$56,249
15,454	Lectra	383,064
1,180	Linedata Services	38,214
8,448	LISI	257,187
452	LNA Sante SA	22,984
4,033	Maisons du Monde SA	53,674
1,676	Manitou BF SA	30,744
447	Manutan International	31,926
15,811	Mersen SA	519,043
19,785	Metropole Television SA	329,578
42,312	Nexans SA	2,066,163
23,705	Nexity SA	1,146,249
5,130	NRJ Group	35,388
1,268	Oeneo SA	19,350
3,406	OL Groupe SA(a)	11,408
1,714	Orpea	223,548
339	Pierre & Vacances SA(a)	9,211
3,591	Plastivaloire	25,887
769	PSB Industries SA	15,949
16,205	Publicis Groupe SA	719,427
29,365	Quadient	707,363
3,654	Rallye SA	35,621
402,081	Rexel SA	4,822,725
112	Robertet SA	113,159
16,545	Rothschild & Co.	445,888
1,515	Rubis SCA	93,840
104	Samse SA	19,262
2,365	Savencia SA	162,620
13,917	SCOR SE	593,155
947	SEB SA	121,937
2,425	Seche Environnement SA	110,537
2,062	Societe BIC SA	139,385
2,175	Societe pour l’Informatique Industrielle	64,888
830	SOITEC(a)	78,658
21,152	Solocal Group(a)	10,275
3,363	Somfy SA	339,407
7,557	Sopra Steria Group	1,211,909
10,239	SPIE SA	199,177
1,237	Stef SA	113,593
59,748	Suez	982,691
3,477	Synergie SA	110,480
11,693	Technicolor SA(a)	8,112
4,878	Teleperformance	1,226,979
183,765	Television Francaise 1	1,388,932
876	Thermador Groupe	53,240
1,233	Trigano SA	117,260
3,300	Ubisoft Entertainment SA(a)	251,214
577	Union Financiere de France BQE SA	13,054
27,094	Valeo SA	808,911
66,722	Valneva SE(a)	230,505
602	Vetoquinol SA	38,724
1,475	Vicat SA	61,590
1,831	VIEL & Cie SA	9,727
1,635	Vilmorin & Cie SA	79,241
Shares		Value
FRANCE (continued)
11,558	Virbac SA(a)	$2,832,875
1,002	Vranken - Pommery Monopole SA	20,614
1,823	Worldline S.A.(a)	128,890
		57,767,606
GABON — 0.0%
311	Total Gabon	46,219
GEORGIA — 0.0%
2,995	Bank of Georgia Group Plc	59,838
5,317	Georgia Capital Plc(a)	56,450
		116,288
GERMANY — 1.1%
6,244	1&1 Drillisch AG	153,456
15,319	7C Solarparken AG	64,391
3,835	Aareal Bank AG	125,980
1,555	ADLER Real Estate AG(a)	20,936
1,504	ADO Properties SA	46,438
32,633	ADVA Optical Networking SE(a)	270,352
40,347	AIXTRON SE(a)	428,318
378	All for One Group AG	22,890
2,114	Allgeier SE	76,666
240,186	Alstria Office REIT AG	4,770,849
429	Amadeus Fire AG	72,795
471	Atoss Software AG	82,272
2,338	Aurubis AG	127,859
507	Basler AG	30,251
12,453	Bauer AG	220,148
2,096	BayWa AG	61,834
1,729	Bechtle AG	250,624
234	bet-at-home.com AG	12,395
1,619	Bijou Brigitte AG	89,239
3,351	Bilfinger SE	118,777
1,050	Biotest AG - Preference Shares	24,920
70,477	Borussia Dortmund GmbH & Co. KGaA	689,395
15,068	Brenntag AG	783,422
1,385	CANCOM SE	82,869
42,850	Carl Zeiss Meditec AG	5,251,284
15,457	CECONOMY AG(a)	80,313
2,761	CENIT AG	39,654
10,801	CENTROTEC Sustainable AG	164,590
1,047	Cewe Stiftung & Co. KGaA	119,601
30,752	comdirect bank AG	474,068
57,364	Commerzbank AG	330,823
2,016	CompuGroup Medical SE	133,033
34,079	Covestro AG	1,441,895
5,229	CropEnergies AG	58,572
46,262	CTS Eventim AG & Co KGaA	2,886,020
1,453	Delivery Hero SE(a)	112,189
33,870	Deutsche Lufthansa AG	519,505
12,324	Deutsche Pfandbriefbank AG	199,279
148,880	Deutz AG	781,328

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
GERMANY (continued)
43,104	DIC Asset AG	$807,898
2,257	DMG Mori AG	106,383
464	Dr Hoenle AG	22,694
551	Draegerwerk AG & Co. KGaA	25,146
14,782	Draegerwerk AG & Co. KGaA - Preference Shares	862,326
3,940	Duerr AG	118,505
2,821	Eckert & Ziegler Strahlen- und Medizintechnik AG	540,629
7,918	Elmos Semiconductor AG	245,882
961	Energiekontor AG	22,808
1,111	Fielmann AG	88,531
763	First Sensor AG	32,537
7,169	Fraport AG Frankfurt Airport Services Worldwide	535,407
16,338	Freenet AG	363,119
1,136	FUCHS PETROLUB SE	46,301
2,915	Fuchs Petrolub SE - Preference Shares	129,316
8,712	GEA Group AG	261,746
4,747	Gerresheimer AG	376,161
3,642	Gesco AG	76,744
19,748	GFT Technologies SE	289,977
350	Grammer AG	12,014
3,242	Hamborner AG REIT	36,351
31,895	Hamburger Hafen und Logistik AG	788,116
5,298	Hapag-Lloyd AG	435,982
291	Hawesko Holding AG	10,715
53,051	Heidelberger Druckmaschinen AG(a)	52,482
4,049	Hella GmbH & Co. KGaA	191,208
1,172	HOCHTIEF AG	135,960
5,283	Hornbach Baumarkt AG	116,011
3,726	Hornbach Holding AG & Co KGaA	235,543
3,768	HUGO BOSS AG	178,857
5,512	Indus Holding AG	225,268
1,032	Isra Vision AG	38,846
1,149	Jenoptik AG	31,756
5,780	Jungheinrich AG - Preference Shares	127,053
11,079	K+S AG	108,127
7,052	KION Group AG	443,453
1,745	Koenig & Bauer AG	46,447
1,347	Krones AG	102,406
210	KSB SE & Co. KGaA	72,665
170	KSB SE & Co. KGaA	56,750
2,185	KWS Saat SE & Co. KGaA	134,977
18,099	LANXESS AG	1,090,352
2,823	LEG Immobilien AG	348,621
2,265	Leifheit AG	60,163
3,242	Leoni AG(a)	38,113
18,081	LPKF Laser & Electronics AG(a)	381,003
466	Manz AG(a)	10,672
1,297	MasterFlex SE	6,962
Shares		Value
GERMANY (continued)
757	Medios AG(a)	$27,705
2,685	Mensch und Maschine Software SE	133,108
83,863	METRO AG	1,171,442
5,961	MLP SE	37,154
115,131	MorphoSys AG(a)	14,454,101
1,821	MTU Aero Engines AG	554,174
5,868	Nemetschek SE	400,563
541	New Work SE	176,999
530	Nexus AG	20,161
5,156	Nordex SE(a)	67,419
2,170	Norma Group SE	79,323
981	OHB SE	44,444
15,988	OSRAM Licht AG(a)	722,383
4,429	Patrizia AG	105,903
263	Pfeiffer Vacuum Technology AG	43,781
18,266	PNE AG	89,135
960	Progress-Werk Oberkirch AG	25,766
8,839	ProSiebenSat.1 Media SE	117,488
1,157	PSI Software AG	24,958
3,452	Puma SE	277,180
35,476	QSC AG	45,483
870	R Stahl AG(a)	31,455
158	Rational AG	119,069
9,061	Rheinmetall AG	971,952
1,725	RHOEN-KLINIKUM AG	30,227
4,230	RIB Software AG	89,463
7,393	SAF-Holland SA	51,491
26,151	Schaeffler AG - Preference Shares	262,418
2,618	Schaltbau Holding AG(a)	96,396
4,609	Scout24 AG	317,688
330	Secunet Security Networks AG	47,578
7,651	Siltronic AG	828,851
361,895	Sirius Real Estate Ltd.	432,005
888	Sixt Leasing SE	13,177
1,152	Sixt SE	116,456
1,830	Sixt SE - Preference Shares	127,457
431	SMA Solar Technology AG(a)	15,870
977	Softing AG	8,062
4,870	Software AG	162,843
3,105	Sto Se & Co. KGAA - Preference Shares	363,645
148	STRATEC SE	10,489
2,297	Stroeer SE & Co. KGaA	183,165
4,202	Suedzucker AG	71,208
2,504	Suess MicroTec AG(a)	28,659
2,878	Surteco Group SE	71,498
476,567	TAG Immobilien AG	12,579,208
5,661	Takkt AG	74,461
6,947	Talanx AG	347,323
695	Technotrans SE	15,262
355,662	Telefonica Deutschland Holding AG	1,078,027

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
GERMANY (continued)
19,677	ThyssenKrupp AG(a)	$243,652
4,769	TLG Immobilien AG(a)	159,730
524	Traffic Systems SE	12,901
38,099	TUI AG	391,610
14,507	Uniper SE	476,396
20,431	United Internet AG	663,911
4,509	VERBIO Vereinigte BioEnergie AG	64,009
5,208	VIB Vermoegen AG	174,145
2,097	Villeroy & Boch AG - Preference Shares	35,699
2,349	Vossloh AG	103,555
2,883	Wacker Chemie AG	208,215
3,432	Wacker Neuson SE	55,305
841	Washtec AG	47,475
19,354	Wuestenrot & Wuerttembergische AG	410,833
2,064	Zalando SE(a)	99,415
		71,999,137
GIBRALTAR — 0.0%
11,850	888 Holdings Plc	21,062
GREECE — 0.2%
3,578	Aegean Airlines SA	33,253
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
1,881,161	Alpha Bank AE(a)	3,784,562
1,924	Autohellas SA	16,430
733	Bank of Greece	12,926
10,097	Ellaktor SA(a)	19,149
2,818,956	Eurobank Ergasias SA(a)	2,605,831
4,916	GEK Terna Holding Real Estate Construction SA(a)	44,707
2,495	JUMBO SA	50,831
2,125	Mytilineos Holdings SA	21,871
755,056	National Bank of Greece SA(a)	2,415,054
205,619	OPAP SA	2,565,477
35,269	Piraeus Bank SA(a)	126,029
22,848	Proton Bank SA(a)(b)	0
2,633	Sarantis SA	25,989
12,534	T Bank SA(a)(b)	0
2,904	Terna Energy SA(a)	26,216
210	Thessaloniki Port Authority SA	6,172
31,091	TT Hellenic Postbank SA(a)(b)	0
		11,754,497
HONG KONG — 0.8%
215,000	Agritrade Resources Ltd.	5,647
430,000	Alibaba Pictures Group Ltd.(a)	61,455
1,273,693	Allied Properties HK Ltd.	242,714
Shares		Value
HONG KONG (continued)
58,000	AMVIG Holdings Ltd.	$13,816
210,000	Analogue Holdings Ltd.	27,039
144,250	APT Satellite Holdings Ltd.	53,676
144,000	Asia Financial Holdings Ltd.	72,866
5,300	ASM Pacific Technology Ltd.	72,404
74,000	Associated International Hotels Ltd.(b)	180,079
18,000	Ausnutria Dairy Corp. Ltd.	22,041
37,800	Bank of East Asia Ltd. (The)	81,960
29,000	Beijing Enterprises Holdings Ltd.	127,514
418,000	Beijing Enterprises Water Group Ltd.	187,833
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0
776,000	Bright Smart Securities & Commodities Group Ltd.	206,824
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)	41,862
108,000	Brilliance China Automotive Holdings Ltd.	96,923
296,354	Brockman Mining Ltd.(a)	5,685
2,266,667	Build King Holdings Ltd.	233,478
792,789	Cafe de Coral Holdings Ltd.	1,784,301
28,000	Camsing International Holding, Ltd.(a)(b)	3,137
92,000	Carrianna Group Holdings Co. Ltd.	8,647
55,000	Cathay Pacific Airways Ltd.	69,683
166,800	Century City International Holdings Ltd.	11,597
564,000	CGN New Energy Holdings Co. Ltd.	71,166
7,036,000	Champion REIT	4,239,755
143,936	Cheuk Nang Holdings Ltd.	68,386
85,873	Chevalier International Holdings Ltd.	121,181
138,137	China Agri-Industries Holdings Ltd.	74,168
47,000	China Everbright Greentech Ltd.	22,330
56,222	China Everbright International Ltd.	40,249
525,600	China Fiber Optic Network System Group Ltd.(a)(b)	3,553
66,000	China Flavors & Fragrances Co. Ltd.	10,622
98,000	China Foods Ltd.	37,097
88,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.	55,746
6,603,000	China High Precision Automation Group Ltd.(a)(b)	0
29,000	China High Speed Transmission Equipment Group Co. Ltd.	17,475

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
HONG KONG (continued)
322,000	China Jinmao Holdings Group Ltd.	$218,077
24,000	China Merchants Port Holdings Co. Ltd.	37,205
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0
1,010,000	China Oil and Gas Group Ltd.	33,811
111,000	China Overseas Grand Oceans Group Ltd.	73,747
120,000	China Overseas Property Holdings Ltd.	73,546
113,333	China Power International Development Ltd.	22,034
298,440	China Resources Cement Holdings Ltd.	337,765
36,800	China Resources Gas Group Ltd.	194,742
44,000	China Resources Power Holdings Co. Ltd.	59,372
168,000	China Ruifeng Renewable Energy Holdings Ltd.(a)	6,381
892,000	China South City Holdings Ltd.	99,920
142,000	China State Construction Development Holdings Ltd.	12,250
252,870	China State Construction International Holdings Ltd.	202,189
150,600	China Taiping Insurance Holdings Co. Ltd.	317,620
152,000	China Traditional Chinese Medicine Holdings Co. Ltd.	70,847
2,612,000	China Unicom Hong Kong Ltd.	2,199,480
60,000	China Vast Industrial Urban Development Co. Ltd.	20,936
34,000	China Water Affairs Group Ltd.	26,617
128,000	China Water Industry Group Ltd.(a)	7,087
471,040	Chow Sang Sang Holdings International Ltd.	554,942
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	16,288
237,500	Chuang’s Consortium International Ltd.	41,283
66,000	CIMC Enric Holdings Ltd.	34,247
5,253,000	CITIC Telecom International Holdings Ltd.	1,826,166
274,000	Citychamp Watch & Jewellery Group Ltd.(a)	58,916
490,000	CK Life Sciences International Holdings, Inc.	51,103
47,000	Clear Media Ltd.	33,284
168,000	Comba Telecom Systems Holdings Ltd.	61,649
940,000	Concord New Energy Group Ltd.	42,966
Shares		Value
HONG KONG (continued)
22,000	Convenience Retail Asia Ltd.	$10,113
2,354,687	COSCO SHIPPING Ports Ltd.	1,673,560
2,889,505	Cowell e Holdings, Inc.	714,322
1,766,000	CP Pokphand Co. Ltd.	154,621
1,359,335	CSI Properties Ltd.	49,006
155,164	Dah Sing Banking Group Ltd.	198,385
173,977	Dah Sing Financial Holdings Ltd.	629,459
208,000	Dawnrays Pharmaceutical Holdings Ltd.	38,833
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)	11,957
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
198,416	Emperor International Holdings Ltd.	39,087
2,900,000	Emperor Watch & Jewellery Ltd.	53,395
58,700	Esprit Holdings, Ltd.(a)	10,506
92,000	EVA Precision Industrial Holdings Ltd.	7,107
108,000	Ever Sunshine Lifestyle Services Group Ltd.	86,633
212,893	Far East Consortium International Ltd.	92,102
309,000	Far East Horizon Ltd.	274,522
3,166,000	First Pacific Co. Ltd.	998,725
27,100	Fortune Real Estate Investment Trust REIT	30,985
170,000	Fountain SET Holdings Ltd.	26,266
127,877	FSE Services Group Ltd.	58,121
554,000	GCL-New Energy Holdings Ltd.(a)	9,986
1,770,000	GCL-Poly Energy Holdings Ltd.(a)	68,370
500,000	Gemdale Properties & Investment Corp. Ltd.	68,241
3,122,000	Get Nice Holdings Ltd.	81,200
80,000	Giordano International Ltd.	20,498
220,000	Gold Peak Industries Holdings Ltd.	21,811
86,000	Goldlion Holdings Ltd.	24,029
3,000	Great Eagle Holdings Ltd.	9,193
7,050,000	G-Resources Group Ltd.(a)	47,202
188,600	Guotai Junan International Holdings Ltd.	32,297
63,000	Haier Electronics Group Co. Ltd.	191,030
149,000	Haitong International Securities Group Ltd.	43,357
29,000	Hang Lung Group Ltd.	72,214
133,267	Hanison Construction Holdings Ltd.	19,390
114,000	Harbour Centre Development Ltd.	159,993
8,500	Health and Happiness H&H International Holdings Ltd.	36,061
2,436,142	Hengdeli Holdings Ltd.	92,532

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
HONG KONG (continued)
24,000	HK Electric Investments & HK Electric Investments Ltd.	$23,980
45,500	HKBN Ltd.	79,089
29,441	HKC Holdings Ltd.	24,374
630,400	HKR International Ltd.	267,043
90,000	Hon Kwok Land Investment Co. Ltd.	34,532
136,151	Hongkong & Shanghai Hotels Ltd. (The)	137,262
112,000	Hopson Development Holdings Ltd.	103,252
166,000	Hsin Chong Group Holdings Ltd.(a)(b)	5,611
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)	15,013
273,700	Hutchison Port Holdings Trust	43,792
5,000	Hysan Development Co. Ltd.	18,863
8,000	IMAX China Holding, Inc.	14,895
208,000	International Housewares Retail Co. Ltd.	48,474
175,000	IPE Group Ltd.(a)	17,575
5,476,331	IRC Ltd.(a)	66,986
331,418	IT Ltd.	74,676
66,905	ITC Properties Group Ltd.	9,648
246,000	Jacobson Pharma Corp. Ltd.	51,946
445,562	Johnson Electric Holdings Ltd.	992,484
838,000	Joy City Property Ltd.	84,160
134,000	Ju Teng International Holdings Ltd.	30,884
87,002	K Wah International Holdings Ltd.	42,680
25,500	Kerry Logistics Network Ltd.	40,844
324,500	Kerry Properties Ltd.	912,925
118,200	Kingboard Holdings Ltd.	315,034
125,500	Kingboard Laminates Holdings Ltd.	130,241
74,000	Kingmaker Footwear Holdings Ltd.	9,242
249,000	Kowloon Development Co. Ltd.	298,482
408,000	Kunlun Energy Co. Ltd.	319,398
43,180	Lai Fung Holdings Ltd.	48,925
48,900	Lai Sun Development Co. Ltd.	58,555
120,640	Lai Sun Garment International Ltd.	143,061
9,000	Lam Soon Hong Kong Ltd.	17,336
68,000	Landsea Green Group Co. Ltd.	6,742
24,000	Lee & Man Chemical Co. Ltd.	10,661
292,200	Lee & Man Paper Manufacturing Ltd.	204,291
13,500	Lee’s Pharmaceutical Holdings Ltd.	7,283
5,282,000	Li & Fung Ltd.	469,263
88,000	Lifestyle China Group Ltd.(a)	23,568
16,000	Lifestyle International Holdings Ltd.	16,048
Shares		Value
HONG KONG (continued)
94,000	Liu Chong Hing Investment Ltd.	$121,273
21,000	Luk Fook Holdings International Ltd.	57,322
38,000	LVGEM China Real Estate Investment Co. Ltd.	12,868
1,298,000	Magnificent Hotel Investment Ltd.	26,072
28,400	Man Wah Holdings Ltd.	19,892
19,200	Mandarin Oriental International Ltd.	32,448
152,704	Melco International Development Ltd.	333,068
85,387	Midland Holdings Ltd.(a)	10,994
109,000	Ming Fai International Holdings Ltd.	11,228
429,000	Mingfa Group International Co. Ltd.(a)(b)	3,110
702,000	Minmetals Land Ltd.	109,368
36,000	Miramar Hotel & Investment Co. Ltd.	67,025
170,000	Modern Dental Group Ltd.	30,644
1,150,000	Nan Hai Corp. Ltd.	13,771
6,000	NetDragon Websoft Ltd.	14,616
97,000	New World Department Store China Ltd.(a)	15,612
176,000	NewOcean Energy Holdings Ltd.(a)	24,927
250,000	Nine Dragons Paper Holdings Ltd.	238,843
436,319	Nissin Foods Co. Ltd.	355,051
76,000	NWS Holdings Ltd.	98,442
44,788	Oriental Watch Holdings	10,784
62,000	Overseas Chinese Town Asia Holdings Ltd.	19,159
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)	4,728
207,000	Pacific Basin Shipping Ltd.	37,580
39,000	Pacific Textile Holdings Ltd.	25,258
201,240	Paliburg Holdings Ltd.	65,555
334,000	Panda Green Energy Group Ltd.(a)	10,966
76,000	PAX Global Technology Ltd.	35,326
40,000	PC Partner Group Ltd.(a)	9,476
125,394	PCCW Ltd.	74,107
48,000	Peace Mark Holdings Ltd.(a)(b)	0
2,784,000	Perfect Shape Medical Ltd.	939,160
368,000	Pico Far East Holdings Ltd.	99,503
4,216,000	Poly Property Group Co. Ltd.	1,655,654
1,427,800	Polytec Asset Holdings Ltd.	174,647
597,000	Pou Sheng International Holdings Ltd.	178,333
91,000	Prinx Chengshan Cayman Holding Ltd.	97,250
60,000	Public Financial Holdings Ltd.	21,631

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
HONG KONG (continued)
160,200	Regal Hotels International Holdings Ltd.	$80,032
46,000	Regina Miracle International Holdings, Ltd.	27,659
7,000	Road King Infrastructure Ltd.	11,825
275,000	Samson Holding Ltd.(a)	12,747
116,000	SAS Dragon Holdings Ltd.	37,787
27,095	Seaspan Corp.	327,037
57,516	Shanghai Industrial Holdings Ltd.	101,900
268,516	Shanghai Industrial Urban Development Group Ltd.	31,116
880,000	Shanghai Zendai Property Ltd.(a)	4,985
26,000	Shangri-La Asia Ltd.	24,070
120,000	Shenwan Hongyuan HK Ltd.	16,687
54,175	Shenzhen International Holdings Ltd.	108,816
211,045	Shenzhen Investment Ltd.	73,368
152,129	Shimao Property Holdings Ltd.	496,545
128,000	Shougang Fushan Resources Group Ltd.	25,380
106,000	Singamas Container Holdings Ltd.	9,827
1,724,000	Sino Biopharmaceutical Ltd.	2,312,992
148,000	Sinofert Holdings Ltd.	14,483
102,000	Sinopec Kantons Holdings Ltd.	39,925
21,000	SITC International Holdings Co. Ltd.	24,876
24,000	SJM Holdings Ltd.	27,101
108,878	Skyworth Group Ltd.(a)	29,439
32,700	SmarTone Telecommunications Holding Ltd.	24,083
200,000	SOCAM Development Ltd.(a)	51,503
1,740,000	South China Holdings Co. Ltd.(a)	34,726
71,212	SSY Group Ltd.	65,742
571,923	Stella International Holdings Ltd.	799,717
3,093,500	Sun Art Retail Group Ltd.	3,692,316
309,801	Sun Hung Kai & Co. Ltd.	138,813
1,320,000	Sunlight Real Estate Investment Trust REIT	839,595
663,000	Tai Hing Group Holdings Ltd.	110,975
144,000	Tang Palace China Holdings Ltd.	18,912
66,000	Tao Heung Holdings, Ltd.	10,537
86,666	TCL Electronics Holdings Ltd.	39,167
7,500	Television Broadcasts Ltd.	11,511
42,000	Texhong Textile Group Ltd.	44,236
824,000	Texwinca Holdings Ltd.	175,057
159,800	Tian An China Investment Co. Ltd.	66,458
Shares		Value
HONG KONG (continued)
690,000	Tianjin Port Development Holdings Ltd.	$62,189
75,000	Tibet Water Resources Ltd.(a)	4,925
1,464,000	Time Interconnect Technology Ltd.	67,860
248,270	Tomson Group Ltd.	63,613
330,000	Tongda Group Holdings Ltd.	35,266
62,000	Top Spring International Holdings Ltd.	10,537
47,235	Towngas China Co. Ltd.	29,375
30,400	Transport International Holdings Ltd.	76,797
497,600	Tsit Wing International Holdings Ltd.	73,039
98,000	Tsui Wah Holdings Ltd.	5,237
774,000	United Energy Group Ltd.	137,527
500,500	United Laboratories International Holdings Ltd. (The)	330,591
44,000	Up Energy Development Group Ltd.(a)(b)	137
1,101,300	Valuetronics Holdings Ltd.	589,146
7,000	Vinda International Holdings Ltd.	16,962
14,000	Vitasoy International Holdings Ltd.	50,923
79,600	VSTECS Holdings Ltd.	38,741
239,958	VTech Holdings Ltd.	2,182,813
240,000	Wai Kee Holdings Ltd.	139,984
24,209,667	Wang On Group Ltd.	230,669
68,622	Wasion Holdings Ltd.	27,302
36,000	Wharf Holdings Ltd. (The)	89,553
68,000	Wing On Co. International Ltd.	183,864
182,000	Wing Tai Properties Ltd.	114,825
60,000	Xinyi Glass Holdings Ltd.	75,709
2,094,725	Yue Yuen Industrial Holdings Ltd.	5,839,208
518,946	Yuexiu Property Co. Ltd.	104,904
2,106,191	Yuexiu Transport Infrastructure Ltd.	1,841,351
20,000	Zhongyu Gas Holdings Ltd.	18,026
162,000	Zhuguang Holdings Group Co. Ltd.(a)	23,779
306,000	Zhuhai Holdings Investment Group Ltd.	47,279
		54,011,373
HUNGARY — 0.0%
8,996	Magyar Telekom Telecommunications Plc	13,426
2,823	MOL Hungarian Oil & Gas Plc	23,942
46,362	Richter Gedeon Nyrt	996,731
		1,034,099
INDIA — 0.6%
116	3M India Ltd.(a)	37,359

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
INDIA (continued)
5,278	5Paisa Capital Ltd.(a)	$13,854
1,487	Aarti Drugs Ltd.	12,805
5,956	Aarti Industries Ltd.	82,223
297	Aarti Surfactants Ltd.(a)(b)	332
1,662	ABB India Ltd.	30,528
332	Abb Power Products & Systems India Ltd.(a)(b)	3,424
2,871	ACC Ltd.	60,536
6,979	Adani Enterprises Ltd.	22,441
51,007	Adani Gas Ltd.	118,944
45,415	Adani Green Energy Ltd.(a)	120,574
571,421	Adani Ports & Special Economic Zone Ltd.	2,958,104
49,774	Adani Power Ltd.(a)	42,584
28,080	Adani Transmission Ltd(a)	130,685
7,689	Aditya Birla Capital Ltd.(a)	10,689
12,792	Aegis Logistics Ltd.	37,036
1,354	AIA Engineering Ltd.	33,703
1,948	Ajanta Pharma Ltd.	30,258
250	Akzo Nobel India Ltd.	7,170
7,855	Alembic Pharmaceuticals Ltd.	69,427
27,613	Allahabad Bank(a)	6,791
2,907	Amara Raja Batteries Ltd.	31,251
11,947	Ambuja Cements Ltd.	34,238
26,000	Andhra Bank(a)	5,848
1,878	Anup Engineering Ltd. (The)	15,880
3,061	Apar Industries Ltd.	16,685
684	APL Apollo Tubes Ltd.	18,857
5,067	Apollo Hospitals Enterprise Ltd.	117,889
38,391	Apollo Tyres Ltd.	89,579
10,143	Arvind Fashions Ltd.(a)	55,749
29,548	Arvind Ltd.	17,640
66,084	Ashok Leyland Ltd.	75,894
3,306	Ashoka Buildcon Ltd.(a)	5,296
3,162	Astral Polytechnik Ltd.	54,209
933	Atul Ltd.	64,244
23,377	Aurobindo Pharma Ltd.	157,709
3,997	Avanti Feeds Ltd.	37,087
4,216	Bajaj Consumer Care Ltd.	13,243
11,543	Bajaj Holdings & Investment Ltd.	558,778
1,167	Balaji Amines Ltd.	6,334
4,698	Balkrishna Industries Ltd.	70,436
20,684	Balrampur Chini Mills Ltd.	48,175
4,935	Bandhan Bank Ltd.	31,146
57,043	Bank of Baroda(a)	74,104
1,330	BASF India Ltd.	18,441
1,477	Bata India Ltd.	37,296
1,085	BEML Ltd.	14,854
9,384	Berger Paints India Ltd.	73,664
40,550	Bharat Electronics Ltd.	51,513
12,322	Bharat Forge Ltd.	84,725
1,748,525	Bharat Heavy Electricals Ltd.	1,047,535
129	Bharat Rasayan Ltd.	11,648
621,722	Bharti Airtel Ltd.(a)	4,325,458
Shares		Value
INDIA (continued)
7,768	Bharti Infratel Ltd.	$27,030
2,062	Birla Corp. Ltd.	23,016
15,210	Birlasoft Ltd.	16,914
4,707	Bliss Gvs Pharma Ltd.	9,364
311	Blue Dart Express Ltd.	11,860
1,044	Blue Star Ltd.	12,286
7,567	Bodal Chemicals Ltd.	7,757
12,029	Bombay Dyeing & Manufacturing Co. Ltd.	15,922
58	Bosch Ltd.	11,286
10,933	Brigade Enterprises Ltd.	36,710
8,367	Cadila Healthcare Ltd.	31,137
5,574	Can Fin Homes Ltd.	37,811
8,528	Canara Bank(a)	24,219
7,476	Carborundum Universal Ltd.	34,966
1,183	Care Ratings Ltd.	10,862
2,644	CCL Products India Ltd.	8,368
1,987	Ceat Ltd.	27,961
4,533	Century Plyboards India Ltd.	10,844
944	Century Textiles & Industries Ltd.	8,522
1,713	CESC Ltd.	17,050
342	CESC Ventures Ltd.(a)	1,635
17,449	Chambal Fertilizers and Chemicals Ltd.	44,248
56,756	Chennai Super Kings Cricket Ltd.(a)(b)	336
7,485	Cholamandalam Financial Holdings Ltd.	57,382
13,865	Cholamandalam Investment and Finance Co. Ltd.	63,644
16,267	Cipla Ltd.	101,877
12,260	City Union Bank Ltd.	39,731
5,074	Colgate-Palmolive India Ltd.	94,469
7,227	Container Corp. Of India Ltd.	57,425
11,412	Coromandel International Ltd.	101,050
20,123	Cox & Kings Ltd.(a)	268
887	CRISIL Ltd.	21,165
23,809	Crompton Greaves Consumer Electricals Ltd.	94,909
2,991	Cummins India Ltd.	24,083
14,681	Cyient Ltd.	101,007
10,700	Dalmia Bharat Ltd.	130,988
16,168	DCB Bank Ltd.	40,410
9,427	DCM Shriram Ltd.	49,019
4,866	Deepak Nitrite Ltd.	26,158
8,598	Delta Corp Ltd.	21,683
5,976	Dishman Carbogen Amcis Ltd.	6,277
2,682	Divi’s Laboratories Ltd.	73,378
1,477,693	DLF Ltd.	5,393,479
1,513	Dr Lal PathLabs Ltd.	37,555
9,312	Dr Reddys Laboratories Ltd.	406,436
2,840	eClerx Services Ltd.	25,159
12,047	EID Parry India Ltd.	38,864
4,882	EIH Ltd.	9,585

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
INDIA (continued)
3,704	Elgi Equipments Ltd.	$13,076
3,941	Emami Ltd.	16,276
625	Endurance Technologies Ltd.	9,543
5,540	Engineers India Ltd.	7,104
7,399	Escorts Ltd.	83,330
4,643	Essel Propack Ltd.	11,777
11,633	Exide Industries Ltd.	32,140
4,388	FDC Ltd/India(a)	14,417
89,105	Federal Bank Ltd.	114,070
6,598	Finolex Cables Ltd.	36,741
4,610	Finolex Industries Ltd.	36,214
21,394	Firstsource Solutions Ltd.	13,162
14,906	Fortis Healthcare Ltd.(a)	32,054
40,366	Future Enterprises Ltd.(a)	13,492
4,129	Future Retail Ltd.(a)	19,081
3,252	Gabriel India Ltd.	5,148
708	Garware Technical Fibers Ltd.	14,817
10,841	Gayatri Projects Ltd.(a)	8,234
36	General Insurance Corp. of India	126
7,704	GHCL Ltd.	20,065
3,335	GIC Housing Finance Ltd.	7,148
220	Gillette India Ltd.	19,259
810	GlaxoSmithKline Consumer Healthcare Ltd.	100,273
522	GlaxoSmithKline Pharmaceuticals Ltd.	12,183
16,245	Glenmark Pharmaceuticals Ltd.	70,619
3,122	Godfrey Phillips India Ltd.	53,077
1,368	Godrej Industries Ltd.	7,944
10,942	Granules India Ltd.	22,395
6,570	Graphite India Ltd.	27,474
6,318	Grasim Industries Ltd.	68,964
6,972	Great Eastern Shipping Co. Ltd. (The)	29,732
15,389	Greaves Cotton Ltd.	29,373
770	Greenlam Industries Ltd.	11,057
5,192	Grindwell Norton Ltd.	46,498
4,027	Gujarat Alkalies & Chemicals Ltd.	22,441
6,920	Gujarat Ambuja Exports Ltd.	14,949
2,199	Gujarat Fluorochemicals Ltd.(a)	18,847
8,027	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,806
27,992	Gujarat State Fertilizers & Chemicals Ltd.	33,618
15,512	Gujarat State Petronet Ltd.	55,129
92	Hatsun Agro Product Ltd.	817
610	HEG Ltd.	9,174
14,346	HeidelbergCement India Ltd.	40,259
2,835	Hemisphere Properties India Ltd.(a)(b)	4,970
3,043	Hero MotoCorp Ltd.	106,690
151,702	HFCL Ltd.	36,035
Shares		Value
INDIA (continued)
5,553	Hikal Ltd.	$9,630
8,085	Himadri Speciality Chemical Ltd.	7,455
4,003	Himatsingka Seide Ltd.	7,088
103,068	Hindalco Industries Ltd.	273,495
2,430	Hinduja Global Solutions Ltd.	23,000
12,605	Hindustan Petroleum Corp. Ltd.	41,061
102	Honeywell Automation India Ltd.	40,027
4,443	Huhtamaki PPL Ltd.	15,616
41,116	IDFC First Bank Ltd.(a)	23,451
73,673	IDFC Ltd.	35,826
65,962	IFCI Ltd.(a)	5,870
38,969	IIFL Holdings Ltd.	91,555
38,969	IIFL Securities Ltd.(a)	28,944
5,567	IIFL Wealth Management Ltd.	104,459
17,077	India Cements Ltd. (The)	19,612
951	India Glycols Ltd.	3,668
27,666	Indiabulls Real Estate Ltd.(a)	41,291
5,639	Indiabulls Ventures Ltd.	5,674
2,931	Indian Bank(a)	4,249
4,977	Indian Hotels Co. Ltd. (The)	9,925
63,408	Indian Overseas Bank(a)	9,064
6,915	Indraprastha Gas Ltd.	49,180
2,957	IndusInd Bank Ltd.	52,166
121	Ingersoll-Rand India Ltd.	1,133
2,064	Inox Leisure Ltd.	11,790
1,367	Intellect Design Arena Ltd.(a)	3,261
2,764	Ipca Laboratories Ltd.	48,668
8,265	Jagran Prakashan Pvt Ltd.	7,905
7,106	JB Chemicals & Pharmaceuticals Ltd.	49,324
4,727	Jindal Poly Films Ltd.	15,511
1,182	Jindal Poly Films Ltd.(a)(b)	997
29,253	Jindal Saw Ltd.	36,916
8,127	Jindal Stainless Hisar Ltd.(a)	8,821
16,998	Jindal Stainless Ltd.(a)	9,600
38,658	Jindal Steel & Power Ltd.(a)	95,294
980	JK Cement, Ltd.	19,034
21,600	JK Paper Ltd.	38,912
53,110	JM Financial Ltd.	78,522
63,861	JSW Energy Ltd.	56,426
6,931	JTEKT India Ltd.	8,212
4,756	Jubilant Foodworks Ltd.	125,986
18,044	Jubilant Life Sciences Ltd.	147,308
3,247	Just Dial Ltd.(a)	25,586
4,040	Jyothy Laboratories Ltd.	8,753
1,524	Kajaria Ceramics Ltd.	12,397
7,256	Kalpataru Power Transmission Ltd.	45,255
3,790	Kansai Nerolac Paints Ltd.	26,522
3,936	Karnataka Bank Ltd. (The)	4,073
21,127	Karur Vysya Bank Ltd. (The)	14,197
2,510	Kaveri Seed Co. Ltd.	16,764

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
INDIA (continued)
8,411	KEC International Ltd.	$39,882
4,381	KEI Industries Ltd.	34,802
1,261	Kiri Industries Ltd.	6,767
4,060	Kirloskar Oil Engines Ltd.	8,350
4,865	KNR Constructions Ltd.	20,539
3,298	Kolte-Patil Developers Ltd.	12,280
15,210	KPIT Technologies Ltd.	21,198
2,402	KPR Mill Ltd.	22,920
4,012	KRBL Ltd.	14,880
39,001	L&T Finance Holdings Ltd.	64,029
366	Lakshmi Machine Works Ltd.	16,709
1,792	Larsen & Toubro Infotech Ltd.	48,725
2,599	Laurus Labs Ltd.	15,674
34,906	LIC Housing Finance Ltd.	214,110
11,263	Lupin Ltd.	113,368
21,539	Mahindra & Mahindra Financial Services Ltd.	111,487
3,236	Mahindra CIE Automotive Ltd.(a)	7,877
77,559	Manappuram Finance Ltd.	204,393
16,573	Marksans Pharma Ltd.	4,332
3,410	Max Financial Services Ltd.(a)	24,200
11,396	Max India Ltd.(a)	13,766
16,866	Meghmani Organics Ltd.	13,012
6,096	Minda Corp. Ltd.	8,799
6,474	Minda Industries Ltd.	35,569
795	Mindtree Ltd.	9,892
4,129	MOIL Ltd.	8,842
62,388	Motherson Sumi Systems Ltd.	116,894
1,610	Motilal Oswal Financial Services Ltd.	17,874
4,606	Mphasis Ltd.	60,020
66	MRF Ltd.	64,444
15,818	Muthoot Finance Ltd.	169,059
3,534	Natco Pharma Ltd.	31,392
17,565	Nava Bharat Ventures Ltd.	17,551
1,175	Navin Fluorine International Ltd.	18,846
3,720	Navneet Education Ltd.	4,796
28,062	NCC Ltd.	21,531
1,485	NESCO Ltd.	15,713
35,322	NHPC Ltd.	12,128
460	NIIT Technologies Ltd.	12,522
534	Nilkamal Ltd.	10,638
14,212	NOCIL Ltd.	19,030
2,785	Oberoi Realty Ltd.	21,292
4,635	Oil India Ltd.	8,415
3,942	Omaxe Ltd.	8,552
1,101	Oracle Financial Sevices Software Ltd.(a)	45,371
9,517	Oriental Bank of Commerce(a)	6,722
346	Page Industries Ltd.	118,494
3,534	Parag Milk Foods Ltd.	6,889
19,480	PC Jeweller Ltd.(a)	6,115
2,402	Persistent Systems Ltd.	23,595
Shares		Value
INDIA (continued)
90,350	Petronet LNG Ltd.	$337,432
765	Pfizer Ltd.	44,456
7,356	Phillips Carbon Black Ltd.	12,891
4,125	Phoenix Mills Ltd. (The)	50,767
4,169	PI Industries Ltd.	90,958
4,790	Piramal Enterprises Ltd.	103,728
759	PNB Housing Finance Ltd.	4,638
3,217	Polyplex Corp. Ltd.	24,408
71,684	Power Finance Corp. Ltd.(a)	117,184
735	Power Mech Projects Ltd.	7,603
16,420	Prestige Estates Projects Ltd.	88,201
1,013	Procter & Gamble Health Ltd.	62,809
839	Procter & Gamble Hygiene & Health Care Ltd.	129,238
20,382	PTC India Ltd.	16,667
39,797	Punjab National Bank(a)	33,714
470	PVR Ltd.	12,889
582	Quess Corp. Ltd.(a)	5,102
1,816	Radico Khaitan Ltd.	10,087
19,040	Rain Industries Ltd.	29,057
7,281	Rajesh Exports Ltd.	73,486
7,747	Ramco Cements Ltd. (The)	84,828
1,209	Ramkrishna Forgings Ltd.	6,009
12,082	Rashtriya Chemicals & Fertilizers Ltd.	9,118
1,420	Ratnamani Metals & Tubes Ltd.	24,420
1,973	Raymond Ltd.	17,790
1,324	RBL Bank Ltd.	5,906
65,007	REC Ltd.	130,911
55,478	Redington India Ltd.	89,331
47,774	Reliance Power Ltd.(a)	1,172
5,621	Repco Home Finance Ltd.	26,275
6,157	Sadbhav Engineering Ltd.	11,182
471	Sanofi India Ltd.	43,735
2,386	Sharda Cropchem Ltd.	7,791
2,147	Shilpa Medicare Ltd.	8,008
489	Shriram City Union Finance Ltd.	9,269
13,980	Shriram Transport Finance Co. Ltd.	199,941
1,578	Siemens Ltd.	33,177
2,280	Siyaram Silk Mills Ltd.	7,213
1,495	SKF India Ltd.	43,377
2,942	Sobha Ltd.	18,530
2,749	Sonata Software Ltd.	12,925
21,465	South Indian Bank Ltd. (The)	3,143
3,116	SRF Ltd.	165,240
1,016,961	State Bank of India(a)	4,538,433
3,181,204	Steel Authority of India Ltd.	2,073,026
12,228	Sterlite Technologies Ltd.	21,395
3,128	Strides Pharma Science Ltd.	20,353
5,386	Sun TV Network Ltd.	35,819
4,575	Sundram Fasteners Ltd.	32,878
5,914	Sunteck Realty Ltd.	32,836

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
INDIA (continued)
2,717	Supreme Industries Ltd.	$53,089
3,270	Surya Roshni Ltd.	8,210
8,752	Suven Life Sciences Ltd.	2,864
8,752	Suven Pharma(a)(b)	34,483
516	Swaraj Engines Ltd.	8,940
600	Symphony Ltd.	10,223
42,645	Syndicate Bank(a)	14,702
5,348	Syngene International Ltd.	23,537
13,420	TAKE Solutions Ltd.	17,923
3,870	Tata Chemicals Ltd.	40,741
2,835	Tata Communications Ltd.	16,543
1,756	Tata Elxsi Ltd.	23,358
17,372	Tata Global Beverages Ltd.	93,339
1,013	Tata Metaliks Ltd.	8,794
202,507	Tata Motors Ltd.(a)	501,177
9,423	Tata Power Co. Ltd.	7,672
45,760	Tata Steel Ltd.	281,329
25	TCI Express Ltd.	312
4,498	Techno Electric & Engineering Co. Ltd.(a)	18,882
2,619	Thermax Ltd.	39,246
3,081	Thomas Cook India Ltd.	2,424
23,253	Time Technoplast Ltd.	17,678
970	Timken India Ltd.	13,489
4,248	Torrent Pharmaceuticals Ltd.	114,961
6,133	Torrent Power Ltd.	26,627
3,514	Transport Corp. of India Ltd.	13,151
1,040	Trent Ltd.	8,611
107,440	Trident Ltd.	9,410
5,808	Triveni Turbine Ltd.	7,977
412	TTK Prestige Ltd.	33,412
15,510	Tube Investments of India Ltd.	111,167
5,542	TV Today Network Ltd.	18,985
2,513,790	TV18 Broadcast Ltd.(a)	907,124
5,078	Uflex Ltd.	15,019
118	Ultratech Cement Ltd.	7,303
20,119	Union Bank of India(a)	14,069
3,158	United Breweries Ltd.	55,940
3,267	United Spirits Ltd.(a)	28,340
36,342	UPL Ltd.	268,169
2,826	Vardhman Textiles Ltd.	41,061
305	Venky’s India Ltd.	7,166
375	Vesuvius India Ltd.	5,725
5,959	V-Guard Industries Ltd.	18,827
830	Vinati Organics Ltd.(a)	25,865
4,598	VIP Industries Ltd.	29,869
2,640	VRL Logistics Ltd.	10,313
629	VST Industries Ltd.	39,212
368	WABCO India Ltd.	35,103
18,219	Welspun Corp. Ltd.	43,826
29,615	Welspun India Ltd.	17,867
8,145	West Coast Paper Mills Ltd.	26,099
3,755	Wockhardt Ltd.(a)	18,584
Shares		Value
INDIA (continued)
47,072	Zee Entertainment Enterprises Ltd.	$177,549
6,637	Zensar Technologies Ltd.	15,923
888	Zydus Wellness Ltd.	18,668
		36,046,556
INDONESIA — 0.1%
267,300	Ace Hardware Indonesia Tbk PT	33,669
1,665,700	Adaro Energy Tbk PT	149,431
190,300	Adhi Karya Persero Tbk PT	14,354
81,400	AKR Corporindo Tbk PT	19,732
1,500,100	Alam Sutera Realty Tbk PT(a)	21,752
517,329	Aneka Tambang Persero Tbk PT	27,278
28,100	Asahimas Flat Glass Tbk PT	6,853
45,900	Astra Agro Lestari Tbk PT	39,917
9,876,000	Bakrie Telecom Tbk PT(a)(b)	13,561
1,325,350	Bank Pan Indonesia Tbk PT(a)	112,589
246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,760
611,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	27,984
391,900	Bank Permata Tbk PT(a)	33,723
242,600	Bank Tabungan Negara Persero Tbk PT	33,223
1,122,500	Barito Pacific Tbk PT(a)	107,277
287,300	Bukit Asam Tbk PT	46,498
456,700	Bumi Serpong Damai Tbk PT(a)	37,292
1,062,101	Ciputra Development Tbk PT	69,614
644,973	Citra Marga Nusaphala Persada Tbk PT(a)	94,467
681,000	Delta Dunia Makmur Tbk PT(a)	10,972
858,400	Elnusa Tbk PT	17,099
191,500	Erajaya Swasembada Tbk PT	22,298
591,000	Gajah Tunggal Tbk PT(a)	21,381
1,052,900	Global Mediacom Tbk PT(a)	26,216
2,616,900	Hanson International Tbk PT(a)(b)	9,582
313,600	Indah Kiat Pulp and Paper Corp. Tbk PT	155,020
365,600	Indika Energy Tbk PT	25,703
47,100	Indo Tambangraya Megah Tbk PT	34,665
28,000	Indocement Tunggal Prakarsa Tbk PT	33,783
335,200	Indofood Sukses Makmur Tbk PT	192,086
426,000	Intiland Development Tbk PT	9,110
354,800	Japfa Comfeed Indonesia Tbk PT	38,975
69,709	Jasa Marga Persero Tbk PT	23,483

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
INDONESIA (continued)
7,473,140	Kawasan Industri Jababeka Tbk PT(a)	$161,996
883,300	Kresna Graha Investama PT Tbk(a)	31,050
3,233,920	Lippo Karawaci Tbk PT(a)	54,471
288,300	Malindo Feedmill Tbk PT	18,896
66,200	Matahari Department Store Tbk PT	14,253
1,490,275	Mayora Indah Tbk PT	209,544
1,694,200	Medco Energi Internasional Tbk PT(a)	87,471
631,500	Media Nusantara Citra Tbk PT	73,532
631,400	Mitra Adiperkasa Tbk PT	44,390
2,498,100	MNC Investama Tbk PT(a)	11,891
1,155,000	MNC Land Tbk PT(a)	12,265
844,100	Modernland Realty Tbk PT(a)	11,931
25,000	Pabrik Kertas Tjiwi Kimia Tbk PT	16,661
463,800	Pakuwon Jati Tbk PT	17,662
332,600	Pan Brothers Tbk PT	6,820
1,705,900	Panin Financial Tbk PT(a)	32,481
17,834,700	Perusahaan Gas Negara Persero Tbk	2,226,889
195,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	16,848
276,100	PP Persero Tbk PT	27,903
138,800	Ramayana Lestari Sentosa Tbk PT	10,876
995,300	Rimo International Lestari Tbk PT(a)	3,644
463,300	Salim Ivomas Pratama Tbk PT(a)	12,486
257,900	Sawit Sumbermas Sarana Tbk PT	15,109
157,200	Selamat Sempurna Tbk PT	15,944
43,300	Semen Indonesia Persero Tbk PT	37,893
49,400	Siloam International Hospitals Tbk PT(a)	23,877
117,500	Sinar Mas Agro Resources & Technology Tbk PT	32,182
1,391,700	Smartfren Telecom Tbk PT(a)	10,498
1,203,400	Sri Rejeki Isman Tbk PT	19,388
292,700	Sumber Alfaria Trijaya Tbk PT	17,148
523,400	Summarecon Agung Tbk PT	32,389
137,100	Surya Citra Media Tbk PT	14,457
236,000	Timah Tbk PT	12,271
586,900	Tiphone Mobile Indonesia Tbk PT	8,853
708,000	Tower Bersama Infrastructure Tbk PT	60,145
1,313,000	Trada Alam Minera Tbk PT(a)(b)	4,808
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
765,600	Tunas Baru Lampung Tbk PT	46,816
Shares		Value
INDONESIA (continued)
539,500	Tunas Ridean Tbk PT	$38,719
31,000	United Tractors Tbk PT	43,588
156,900	Vale Indonesia Tbk PT(a)	36,309
1,429,700	Waskita Beton Precast Tbk PT	27,222
439,785	Waskita Karya Persero Tbk PT	39,614
440,200	Wijaya Karya Beton Tbk PT	12,379
392,700	Wijaya Karya Persero Tbk PT	54,354
407,100	XL Axiata Tbk PT(a)	86,458
		5,321,728
IRELAND — 1.2%
29,037	AIB Group Plc	85,468
520,945	Allegion Plc	67,368,607
16,519	Bank of Ireland Group Plc	80,866
74,161	C&C Group PLC	350,587
43,303	COSMO Pharmaceuticals NV(a)	3,691,005
4,646	Datalex Plc(a)(b)	1,770
5,572	FBD Holdings Plc	53,639
31,774	Glanbia Plc	371,067
29,539	Grafton Group Plc - Units	358,857
37,117	Greencore Group Plc	120,376
28,124	Hibernia REIT plc REIT	42,794
20,975	Irish Continental Group Plc - Units	108,868
7,387	Kingspan Group Plc	455,917
10,380	Paddy Power Betfair Plc	1,179,977
5,111	Permanent TSB Group Holdings Plc(a)	5,606
23,785	Smurfit Kappa Group Plc	825,130
7,190	UDG Healthcare Plc	71,255
		75,171,789
ISLE OF MAN — 0.0%
21,481	GVC Holdings Plc	248,823
24,257	Playtech Plc	110,540
		359,363
ISRAEL — 0.7%
21,702	AFI Properties Ltd.(a)	883,601
66,510	Airport City Ltd.(a)	1,173,394
40,407	Altshuler Shaham Provident Funds & Pension Ltd.	157,024
2,636	Ashtrom Group Ltd.	39,386
29,665	Ashtrom Properties Ltd.	188,694
771	AudioCodes Ltd.	17,254
215	Bayside Land Corp.	172,521
25,544	Bezeq The Israeli Telecommunication Corp. Ltd.(a)	19,823
2,647	Big Shopping Centers Ltd.	299,080
7,521	Blue Square Real Estate Ltd.	536,156
9,589	Carasso Motors Ltd.	46,017
6,659	Cellcom Israel Ltd.(a)	24,218
67,300	CyberArk Software Ltd.(a)	9,302,879
58	Danel Adir Yeoshua Ltd.	5,469
3,303	Delek Automotive Systems Ltd.	19,766

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
ISRAEL (continued)
2,964	Delta-Galil Industries Ltd.	$77,896
1,059	Duniec Brothers Ltd.	40,325
59,878	El Al Israel Airlines(a)	16,571
10,390	Electra Consumer Products 1970 Ltd.	205,915
111	Electra Ltd/Israel	58,543
2,728	Equital Ltd.(a)	72,823
10,577	FIBI Holdings Ltd.	348,500
2,234	First International Bank Of Israel Ltd.	62,698
5,404	Formula Systems 1985 Ltd.	391,347
730	Fox Wizel Ltd.	34,757
8,555	Hagag Group Real Estate Development(a)	30,469
13,022	Harel Insurance Investments & Financial Services Ltd.	89,095
850	Hilan Ltd.	34,657
257	IDI Insurance Co. Ltd.	8,617
1,998,315	Industrial Buildings Corp. Ltd.(a)	5,670,424
3,901	Israel Corp. Ltd. (The)(a)	678,843
1,302,856	Israel Discount Bank Ltd. - Class A	5,938,891
834	Israel Land Development - Urban Renewal Ltd.	11,330
2,165	Isras Investment Co. Ltd.	509,441
107,301	Itamar Medical Ltd.(a)	51,119
98,782	Kamada Ltd.(a)	647,802
896	Malam - Team Ltd.	192,582
1,841	Matrix IT Ltd.	38,599
1,757	Maytronics Ltd.	15,071
42,642	Mediterranean Towers Ltd.	131,974
28	Mehadrin Ltd.(a)	1,071
17,177	Meitav DS Investments Ltd.	67,497
8,533	Menora Mivtachim Holdings Ltd.	113,747
453,871	Mizrahi Tefahot Bank Ltd.	12,404,247
21,848	Naphtha Israel Petroleum Corp. Ltd.	114,408
23,301	Nawi Brothers Ltd.(a)	181,098
1,016	Neto ME Holdings Ltd.	56,736
8,270	Norstar Holdings, Inc.	190,717
619,515	Oil Refineries Ltd.	273,421
3,304	One Software Technologies Ltd.	257,557
8,976	Partner Communications Co. Ltd.(a)	40,057
11,218	Paz Oil Co. Ltd.	1,364,703
5,147	Phoenix Holdings Ltd. (The)	28,294
1,124	Prashkovsky Investments and Construction Ltd.	24,322
262	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,139
43,228	Rani Zim Shopping Centers Ltd.(a)	54,329
700	Scope Metals Group Ltd.	16,204
Shares		Value
ISRAEL (continued)
24,020	Shikun & Binui Ltd.	$118,332
1,708	Shufersal Ltd.	10,693
560	Strauss Group Ltd.	16,488
49,826	Summit Real Estate Holdings Ltd.	747,072
2,251	Tadiran Holdings Ltd.	98,173
4,785	Tower Semiconductor Ltd.(a)	109,453
6,295	Union Bank of Israel	37,105
12,062	YD More Investments Ltd.	28,977
744	YH Dimri Construction & Development Ltd.	24,751
		44,638,162
ITALY — 1.1%
2,345,388	A2A SpA	4,688,591
97,694	ACEA SpA	2,280,722
2,417	Aeffe SpA(a)	4,112
4,816	Amplifon SpA	137,162
918	Aquafil SpA	6,170
184,608	Arnoldo Mondadori Editore SpA(a)	379,179
11,134	Ascopiave SpA	54,579
4,428	ASTM SpA	129,353
11,131	Autogrill SpA	108,265
301	Autostrade Meridionali SpA	9,648
17,338	Avio SpA	283,432
369,604	Azimut Holding SpA	9,095,914
1,266	B&C Speakers SpA	17,832
5,753	Banca Farmafactoring SpA	35,411
258,773	Banca Generali SpA	8,242,440
326,494	Banca Mediolanum SpA	2,951,109
51,223	Banca Popolare di Sondrio SCPA	110,437
79,768	Banca Profilo SpA	18,224
15,282	Banca Sistema SpA	28,813
76,238	Banco BPM SpA(a)	156,421
1,604	Banco di Desio e della Brianza SpA	5,159
2,233	Banco di Sardegna SpA	23,477
29,606	BasicNet SpA	158,920
9,428	BE	13,468
11,569	Biesse SpA	204,135
24,960	BPER Banca	114,880
1,238	Brunello Cucinelli SpA	45,062
4,215	Buzzi Unicem SpA	98,635
9,666	Cairo Communication SpA	25,567
30,730	Cementir Holding NV	218,120
87,917	Cerved Group SpA	863,404
113,717	CIR-Compagnie Industriali Riunite SpA	140,496
191,792	Credito Emiliano SpA	1,011,424
8,094	Danieli & C Officine Meccaniche SpA	80,970
1,766	Danieli & C Officine Meccaniche SpA	28,987
2,219	Datalogic SpA	38,490
40,590	Davide Campari-Milano SpA	392,994

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
ITALY (continued)
5,018	De’ Longhi SpA	$94,720
40,915	DeA Capital SpA	64,798
1,895	DiaSorin SpA	233,284
30,243	Digital Bros SpA(a)	419,935
957	El.En. SpA	30,185
51,684	Elica SpA(a)	191,450
24,133	Emak SpA	22,161
5,916	ERG SpA	140,015
62,146	Esprinet SpA	322,905
131,096	Eurotech SpA(a)	1,106,436
1,081,514	Falck Renewables SpA	7,052,805
157,401	Fiera Milano SpA	958,368
1,968	Fila SpA	27,981
30,193	Fincantieri SpA	27,475
5,477	Fine Foods & Pharmaceuticals NTM	74,106
19,815	FinecoBank Banca Fineco SpA	232,395
89,074	FNM SpA	73,004
13,782	Freni Brembo SpA	157,741
21,426	Geox SpA	25,473
10,405	Gruppo MutuiOnline SpA	231,948
857,976	Hera SpA	3,903,221
12,000	Iervolino Entertainment SpA(a)	67,608
997	IMA Industria Macchine Automatiche SpA	65,183
31,315	Immobiliare Grande Distribuzione SIIQ SpA, REIT	208,380
227,624	IMMSI SpA(a)	123,320
3,528	Interpump Group SpA	99,618
525,038	Iren SpA	1,750,379
346,395	Italgas SpA	2,303,486
55,779	Juventus Football Club SpA(a)	70,399
1,125	La Doria SpA	11,054
56,049	Leonardo SpA	694,964
11,155	Maire Tecnimont SpA	28,826
1,779	Mariella Burani SpA(a)(b)	0
1,563	MARR SpA	33,456
4,244	Massimo Zanetti Beverage Group SpA	27,488
63,364	Mediaset SpA(a)	167,744
74,819	Mediobanca Banca di Credito Finanziario SpA	747,800
9,829	Moncler SpA	425,134
12,821	Ovs SpA(a)	24,471
1,274	Pharmanutra SpA	32,921
1,179,114	Piaggio & C SpA	3,224,789
37,327	Pirelli & C SpA	180,990
13,200	PRADA SpA	50,903
1,015	Prima Industrie SpA	17,808
12,848	Prysmian SpA	286,122
8,184	RAI Way SpA	53,370
8,742	Recordati SpA	374,531
45,928	Reno de Medici SpA	38,610
Shares		Value
ITALY (continued)
971	Reply SpA	$76,298
15,504	Retelit SpA	25,431
31,219	Rizzoli Corriere Della Sera Mediagroup SpA	31,715
3,291	Sabaf SpA	48,325
76,589	Saipem SpA(a)	318,360
4,800	Salcef SpA(a)	59,623
9,131	Salini Impregilo SpA(a)	14,815
1,495	Salvatore Ferragamo SpA	27,664
801,432	Saras SpA	1,077,263
6,627	Servizi Italia SpA	20,506
8,386	Sesa SpA	470,606
237,411	Societa Cattolica di Assicurazioni SC	1,879,972
10,989	SOL SpA	119,436
3,996	Technogym SpA	49,769
47,552	Telecom Italia Milano SpA	25,050
296,352	Telecom Italia SpA(a)	159,997
1,379	Tinexta Spa	16,517
6,610	Uni Land SpA(a)(b)	0
777	Unieuro SpA	10,823
61,477	Unione di Banche Italiane SpA	184,499
1,811,663	Unipol Gruppo SpA	9,248,489
42,696	UnipolSai Assicurazioni SpA	114,592
3,382	Zignago Vetro SpA	50,636
		72,732,148
JAPAN — 8.4%
126,000	77 Bank Ltd. (The)	1,955,904
4,500	A&A Material Corp.	63,292
78,700	A&D Co. Ltd.	671,843
1,900	Achilles Corp.	30,581
165,600	Adastria Co. Ltd.	3,290,451
7,300	ADEKA Corp.	108,265
700	Advance Create Co. Ltd.	11,913
1,700	Advanex, Inc.	26,719
11,600	Advantage Risk Management Co. Ltd.	95,708
246,500	Advantest Corp.	13,353,837
300	Adventure, Inc.	9,981
13,900	Aeon Delight Co. Ltd.	485,548
33,100	AEON Financial Service Co. Ltd.	528,781
400	Aeon Hokkaido Corp.	2,935
1,900	Aeon Mall Co. Ltd.	32,019
27,500	Ahresty Corp.	133,243
2,000	Ai Holdings Corp.	34,775
1,500	Aica Kogyo Co. Ltd.	48,037
4,800	Aichi Bank Ltd. (The)	150,395
2,800	Aichi Steel Corp.	91,089
1,000	Aichi Tokei Denki Co. Ltd.	39,777
3,500	Aida Engineering Ltd.	28,716
15,100	Aiful Corp.(a)	41,946
1,200	Ain Holdings, Inc.	73,979
6,600	Aiphone Co. Ltd.	103,488

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
29,800	Air Water, Inc.	$418,308
4,700	Airport Facilities Co. Ltd.	23,813
25,400	Aisan Industry Co. Ltd.	166,903
8,800	Akatsuki Corp.	29,562
300	Akatsuki, Inc.	13,954
7,300	Akita Bank Ltd. (The)	135,214
1,200	Albis Co. Ltd.	24,475
5,800	Alconix Corp.	72,637
3,000	Alinco, Inc.	33,169
3,400	Alleanza Holdings Co. Ltd.	30,908
1,700	Alpen Co. Ltd.	25,809
2,800	Alpha Corp.	33,154
16,400	Alps Electric Co. Ltd.	303,011
6,600	Alps Logistics Co. Ltd.	49,581
52,152	Altech Corp.	874,053
8,500	Amada Holdings Co. Ltd.	91,233
1,600	Amano Corp.	47,178
500	Amiyaki Tei Co. Ltd.	16,197
8,900	Anabuki Kosan, Inc.	139,469
10,100	Anest Iwata Corp.	94,237
5,900	Anritsu Corp.	117,014
57,500	AOI TYO Holdings, Inc.	365,096
7,700	AOKI Holdings, Inc.	76,321
1,100	Aomori Bank Ltd. (The)	27,532
6,200	Aoyama Trading Co. Ltd.	80,851
600	Aoyama Zaisan Networks Co. Ltd.	8,550
24,400	Aozora Bank Ltd.	667,000
1,400	Apaman Co. Ltd.	10,543
3,700	Arakawa Chemical Industries Ltd.	52,108
13,600	Arata Corp.	571,713
5,100	Arcland Sakamoto Co. Ltd.	57,187
800	Arcland Service Holdings Co., Ltd.	14,656
17,638	Arcs Co. Ltd.	316,769
3,600	Arealink Co. Ltd.	39,470
1,100	Ariake Japan Co. Ltd.	76,240
2,100	Artnature, Inc.	15,272
2,090	As One Corp.	190,956
61,200	Asahi Co. Ltd.	743,855
101,500	Asahi Diamond Industrial Co. Ltd.	567,662
1,050	Asahi Holdings, Inc.	26,619
1,699	Asahi Kogyosha Co. Ltd.	53,312
27,600	Asahi Yukizai Corp.	436,587
2,900	Asante, Inc.	52,966
900	Asanuma Corp.	39,121
6,900	Asax Co. Ltd.	45,531
1,500	Ashimori Industry Co. Ltd.	18,855
82,000	Asia Pile Holdings Corp.	419,252
5,000	Asics Corp.	74,477
7,600	ASKA Pharmaceutical Co. Ltd.	87,254
900	ASKUL Corp.	29,819
1,400	Asti Corp.	24,549
10,204	Ateam, Inc.	88,333
Shares		Value
JAPAN (continued)
2,800	Atom Corp.	$26,384
1,400	Autobacs Seven Co. Ltd.	20,608
33,296	Avant Corp.	313,432
95,800	Avex, Inc.	1,075,987
10,800	Awa Bank Ltd. (The)	242,702
1,800	Axial Retailing, Inc.	61,548
3,100	Azbil Corp.	85,343
13,000	Bando Chemical Industries Ltd.	99,220
10,400	Bank of Iwate Ltd. (The)	257,421
27,100	Bank of Kyoto Ltd. (The)	1,112,962
3,200	Bank of Nagoya Ltd. (The)	94,947
18,624	Bank of Okinawa Ltd. (The)	606,735
9,000	Bank of Saga Ltd. (The)	129,657
153,698	Bank of the Ryukyus Ltd.	1,509,249
25,400	BayCurrent Consulting, Inc.	1,804,993
600	Belc Co. Ltd.	32,449
1,100	Bell System24 Holdings, Inc.	15,705
7,400	Belluna Co. Ltd.	42,820
4,400	Benefit One, Inc.	78,372
2,800	Benesse Holdings, Inc.	77,911
1,800	BeNEXT Group, Inc.	18,871
400	Bengo4.com, Inc.(a)	17,129
4,500	Bic Camera, Inc.	49,587
500	Biofermin Pharmaceutical Co. Ltd.	11,075
52,900	BML, Inc.	1,528,097
1,400	Bookoff Group Holdings Ltd.	12,649
700	BP Castrol KK	9,270
1,600	Br Holdings Corp.	7,103
59,100	Broadleaf Co. Ltd.	333,257
900	BRONCO BILLY Co. Ltd.	21,488
247,300	Bunka Shutter Co. Ltd.	2,010,718
1,100	Business Brain Showa-Ota, Inc.	25,045
624	Business Engineering Corp.	19,004
1,200	C Uyemura & Co. Ltd.	84,168
900	Calbee, Inc.	29,819
900	Can Do Co. Ltd.	13,464
1,700	Canare Electric Co. Ltd.	28,758
1,800	Canon Electronics, Inc.	34,736
24,300	Canon Marketing Japan, Inc.	590,484
184,400	Capcom Co. Ltd.	5,292,640
2,600	Career Design Center Co. Ltd.	31,482
5,300	Carlit Holdings Co. Ltd.	28,272
6,300	Casa, Inc.	89,248
31,900	Casio Computer Co. Ltd.	603,231
6,000	Central Glass Co. Ltd.	133,450
600	Central Sports Co. Ltd.	16,972
58,100	Chiba Bank Ltd. (The)	323,329
183,200	Chiba Kogyo Bank Ltd. (The)	596,831
4,900	Chilled & Frozen Logistics Holdings Co. Ltd.	58,833
2,800	Chino Corp.	37,030
1,600	Chiyoda Co. Ltd.	21,810
2,500	Chori Co. Ltd.	49,767

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
3,200	Choushimaru Co. Ltd.	$38,983
4,100	Chubu Shiryo Co. Ltd.	64,855
2,700	Chuetsu Pulp & Paper Co. Ltd.	38,548
74,600	Chugai Mining Co. Ltd.(a)	13,081
38,100	Chugoku Bank Ltd. (The)	369,555
3,300	Chugoku Marine Paints Ltd.	31,308
19,700	Chukyo Bank Ltd. (The)	406,890
8,000	CI Takiron Corp.	51,387
42,600	Citizen Watch Co. Ltd.	210,730
700	CKD Corp.	11,603
900	CK-San-Etsu Co. Ltd.	27,493
4,800	Cleanup Corp.	30,123
12,000	CMIC Holdings Co. Ltd.	191,592
7,100	CMK Corp.	34,597
690	cocokara fine, Inc.	42,984
1,600	Coco’s Japan Co. Ltd.	22,858
2,100	Colowide Co. Ltd.	43,258
145,600	Computer Engineering & Consulting Ltd.	2,781,524
2,800	Computer Institute of Japan Ltd.	22,327
3,100	COMSYS Holdings Corp.	91,265
1,400	Comture Corp.	27,727
62,600	Concordia Financial Group Ltd.	242,069
23,200	CONEXIO Corp.	343,220
6,400	Copro-Holdings Co. Ltd.	165,560
2,800	Cosel Co. Ltd.	29,510
9,600	Cosmo Energy Holdings Co. Ltd.	189,688
5,000	Cosmos Initia Co. Ltd.	35,485
400	Cosmos Pharmaceutical Corp.	88,672
6,629	Cota Co. Ltd.	92,930
1,400	Create Medic Co. Ltd.	13,967
900	Create Restaurants Holdings, Inc.	18,979
700	Create SD Holdings Co. Ltd.	17,740
28,800	Credit Saison Co. Ltd.	472,048
11,600	Creek & River Co. Ltd.	109,946
6,900	Creo Co. Ltd.	110,548
800	Cresco Ltd.	13,792
7,100	CTI Engineering Co. Ltd.	159,554
2,700	CTS Co. Ltd.	17,468
15,100	Cube System, Inc.	106,608
146,400	Cybozu, Inc.	2,614,406
7,300	Dai Nippon Toryo Co. Ltd.	76,399
1,300	Daibiru Corp.	16,317
50,400	Daicel Corp.	487,929
2,100	Dai-Dan Co. Ltd.	51,921
3,400	Daido Kogyo Co. Ltd.	24,789
7,600	Daido Metal Co. Ltd.	47,906
3,400	Daido Steel Co. Ltd.	133,201
5,500	Daihatsu Diesel Manufacturing Co. Ltd.	32,435
Shares		Value
JAPAN (continued)
14,400	Daihen Corp.	$461,815
43,200	Daiho Corp.	1,093,207
2,600	Dai-Ichi Cutter Kogyo KK	42,567
10,800	Daiichi Jitsugyo Co. Ltd.	348,853
3,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	25,721
16,600	Daiichikosho Co. Ltd.	819,621
2,300	Daiken Corp.	40,076
36,200	Daiken Medical Co. Ltd.	240,877
6,200	Daiki Aluminium Industry Co. Ltd.	39,653
16,679	Daikoku Denki Co. Ltd.	247,518
400	Daikokutenbussan Co. Ltd.	13,216
6,000	Daikyonishikawa Corp.	41,973
4,100	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	111,472
13,300	Daio Paper Corp.	178,225
1,600	Daiohs Corp.	19,949
1,810	Daiseki Co. Ltd.	49,862
1,350	Daishi Hokuetsu Financial Group, Inc.	34,113
1,200	Daisue Construction Co. Ltd.	10,809
5,300	Daito Bank Ltd. (The)	30,669
36,100	Daito Electron Co. Ltd.	569,378
19,660	Daito Pharmaceutical Co. Ltd.	642,300
309	Daiwa Office Investment Corp. REIT	2,481,011
35,200	Daiwabo Holdings Co. Ltd.	1,997,877
336,311	DCM Holdings Co. Ltd.	3,243,459
15,000	DD Holdings Co. Ltd.	228,693
7,100	Denka Co. Ltd.	197,231
1,000	Descente Ltd.	16,603
32,700	Dexerials Corp.	284,886
13,700	DIC Corp.	369,447
400	Digital Arts, Inc.	18,901
139,400	Digital Garage, Inc.	5,229,671
800	Digital Hearts Holdings Co. Ltd.	6,785
83,300	Dip Corp.	2,702,224
1,200	DKS Co. Ltd.	53,325
4,400	DMG Mori Co. Ltd.	63,063
1,700	DMS, Inc.	34,783
44,400	Doshisha Co. Ltd.	693,731
2,174	Doutor Nichires Holdings Co. Ltd.	41,552
2,900	Dowa Holdings Co. Ltd.	106,386
400	DSB Co. Ltd.	2,577
1,400	DTS Corp.	32,999
204,800	Duskin Co. Ltd.	5,736,403
1,300	DyDo Group Holdings, Inc.	49,430
22,600	Dynam Japan Holdings Co. Ltd.	28,866
400	Dynic Corp.	2,891
6,700	Eagle Industry Co. Ltd.	61,154
1,500	Earth Chemical Co. Ltd.	81,122
14,000	Ebara Corp.	397,305

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
700	Ebara Foods Industry, Inc.	$14,141
17,800	Ebara Jitsugyo Co. Ltd.	367,647
19,400	Eco’s Co Ltd/Japan	302,579
130,300	EDION Corp.	1,368,478
1,400	EF-ON, Inc.	9,845
2,800	eGuarantee, Inc.	34,446
800	E-Guardian, Inc.	13,253
12,600	Ehime Bank Ltd. (The)	131,518
4,800	Eidai Co. Ltd.	15,372
28,900	Eiken Chemical Co. Ltd.	585,441
300	Eizo Corp.	9,995
8,500	EJ Holdings, Inc.	133,044
1,200	Elan Corp.	18,871
47,773	Elecom Co. Ltd.	1,957,567
6,400	Elematec Corp.	73,182
2,200	EM Systems Co. Ltd.	18,517
4,200	Endo Lighting Corp.	27,094
1,400	Enigmo, Inc.	11,396
1,200	en-japan, Inc.	48,895
1,500	Enomoto Co. Ltd.	16,737
1,300	Enplas Corp.	35,681
2,700	Enshu Ltd.	31,173
900	EPS Holdings Inc.	10,964
4,800	ES-Con Japan Ltd.	41,818
1,800	ESCRIT, Inc.	12,808
1,500	Eslead Corp.	27,881
2,600	ESPEC Corp.	53,845
1,400	Excel Co. Ltd.	20,621
7,100	Exedy Corp.	150,774
1,300	Ezaki Glico Co. Ltd.	56,209
248,200	F@N Communications, Inc.	1,021,616
1,600	FALCO HOLDINGS Co. Ltd.	30,655
2,800	Fancl Corp.	74,732
6,300	FCC Co. Ltd.	130,587
21,380	Feed One Co. Ltd.	35,714
9,100	Ferrotec Holdings Corp.	69,874
26,400	FIDEA Holdings Co. Ltd.	29,725
32,900	Financial Products Group Co. Ltd.	312,437
12,000	FINDEX, Inc.	126,362
28,300	First Bank of Toyama Ltd. (The)	80,965
2,400	First Juken Co. Ltd.	27,355
800	Fixstars Corp.	11,208
2,400	FJ Next Co. Ltd.	27,089
97,900	Foster Electric Co. Ltd.	1,494,408
500	FP Corp.	30,778
10,500	France Bed Holdings Co. Ltd.	92,640
700	Freund Corp.	4,813
6,800	F-Tech, Inc.	48,009
1,200	FTGroup Co. Ltd.	16,612
14,980	Fudo Tetra Corp.	229,217
2,400	Fuji Co. Ltd.	40,866
8,700	Fuji Corp.	140,591
6,500	Fuji Corp. Ltd.	40,312
700	Fuji Corp./Miyagi	13,470
Shares		Value
JAPAN (continued)
1,800	Fuji Die Co. Ltd.	$12,293
1,400	Fuji Kyuko Co. Ltd.	49,744
72,500	Fuji Media Holdings, Inc.	1,002,976
13,800	Fuji Oil Co. Ltd.	28,911
2,100	Fuji Oil Holdings, Inc.	55,196
1,300	Fuji Pharma Co. Ltd.	16,593
2,100	Fuji Seal International, Inc.	44,692
46,700	Fuji Soft, Inc.	1,909,289
2,700	Fujibo Holdings, Inc.	89,082
1,200	Fujicco Co. Ltd.	21,341
1,800	Fujikura Composites, Inc.	7,343
7,900	Fujikura Kasei Co. Ltd.	39,516
43,200	Fujikura Ltd.	163,861
5,600	Fujimori Kogyo Co. Ltd.	175,719
2,000	Fujio Food System Co. Ltd.	32,394
69,300	Fujisash Co. Ltd.	58,200
2,900	Fujitec Co. Ltd.	48,282
4,300	Fujitsu Frontech Ltd.	53,455
3,200	Fujitsu General Ltd.	72,975
900	Fujiya Co. Ltd.	18,157
7,000	FuKoKu Co. Ltd.	46,772
2,300	Fukuda Corp.	103,692
1,100	Fukui Bank Ltd. (The)	16,903
132,357	Fukui Computer Holdings, Inc.	4,104,282
59,392	Fukuoka Financial Group, Inc.	1,055,139
1,100	Fukushima Industries Corp.	40,150
1,600	Fukuyama Transporting Co. Ltd.	54,414
12,600	Full Speed, Inc.	56,514
56,200	FULLCAST Holdings Co. Ltd.	1,216,271
2,300	Funai Electric Co. Ltd.(a)	13,946
1,900	Funai Soken Holdings, Inc.	48,905
4,700	Furukawa Battery Co. Ltd. (The)	32,402
6,000	Furukawa Co. Ltd.	73,868
10,300	Furukawa Electric Co. Ltd.	247,341
115,300	Furuno Electric Co. Ltd.	1,158,799
8,500	Furusato Industries Ltd.	133,593
51,018	Furyu Corp.	550,884
1,100	Fuso Pharmaceutical Industries Ltd.	19,827
22,800	Futaba Industrial Co. Ltd.	140,771
70,000	Future Corp.	1,235,845
4,200	Fuyo General Lease Co. Ltd.	267,454
9,000	Gakken Holdings Co. Ltd.	601,357
900	Gakkyusha Co. Ltd.	11,869
19,200	Gakujo Co. Ltd.	403,651
29,700	GCA Corp.	255,186
6,700	Gecoss Corp.	66,471
600	Genki Sushi Co. Ltd.	16,224
800	Genky DrugStores Co. Ltd.	14,715
17,600	Geo Holdings Corp.	202,549
6,600	Geostr Corp.	27,958

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
800	Giken Ltd.	$35,771
900	GL Sciences, Inc.	13,290
11,600	GLOBERIDE, Inc.	252,651
30,100	Glory Ltd.	877,818
2,000	Glosel Co. Ltd.	8,417
600	GMO Cloud KK	13,832
2,300	GMO internet, Inc.	45,043
43,880	Goldcrest Co. Ltd.	762,144
1,200	Goldwin, Inc.	74,422
3,200	Grandy House Corp.	14,589
561,400	Gree, Inc.	2,398,857
37,000	GS Yuasa Corp.	746,454
5,200	G-Tekt Corp.	76,449
32,570	GungHo Online Entertainment, Inc.(a)	602,976
162,000	Gunma Bank Ltd. (The)	535,241
1,000	Gunosy, Inc.(a)	11,259
31,600	Gunze Ltd.	1,284,648
380,100	Gurunavi, Inc.	3,136,075
2,200	H.I.S. Co. Ltd.	51,267
13,435	H2O Retailing Corp.	124,363
209,100	Hachijuni Bank Ltd. (The)	816,292
3,200	Hagihara Industries, Inc.	47,370
900	Hagiwara Electric Holdings Co. Ltd.	21,106
1,700	Hakudo Co. Ltd.	22,891
1,400	Hakuto Co. Ltd.	16,564
500	Halows Co. Ltd.	12,588
7,600	Hamakyorex Co. Ltd.	232,864
4,600	Hanwa Co. Ltd.	113,902
30,200	Happinet Corp.	369,574
1,300	Harada Industry Co. Ltd.	11,746
2,800	Hard Off Corp. Co. Ltd.	21,241
4,500	Harima Chemicals Group, Inc.	48,300
1,000	Harmonic Drive Systems, Inc.	46,052
1,400	Haruyama Holdings, Inc.	11,150
328,500	Haseko Corp.	4,365,650
800	Hashimoto Sogyo Holdings Co. Ltd.	12,559
87,060	Hazama Ando Corp.	727,944
192,800	Heiwa Corp.	4,033,756
1,400	Heiwa Real Estate Co. Ltd.	41,798
6,100	Heiwado Co. Ltd.	108,145
5,800	Helios Techno Holding Co. Ltd.	23,338
25,978	Hiday Hidaka Corp.	476,141
700	Hinokiya Group Co. Ltd.	13,147
12,600	Hioki EE Corp.	456,416
400	Hirata Corp.	23,700
343,049	Hiroshima Bank Ltd. (The)	1,579,821
5,400	Hiroshima Gas Co. Ltd.	17,692
1,500	Hisamitsu Pharmaceutical Co., Inc.	77,800
8,300	Hitachi Capital Corp.	229,800
15,600	Hitachi Chemical Co. Ltd.	661,548
Shares		Value
JAPAN (continued)
2,400	Hitachi Transport System Ltd.	$69,992
232,300	Hitachi Zosen Corp.	887,566
27,800	Hochiki Corp.	394,339
1,600	Hodogaya Chemical Co. Ltd.	55,669
1,200	Hogy Medical Co. Ltd.	41,807
7,700	Hokkaido Electric Power Co., Inc.	36,597
600	Hokkaido Gas Co. Ltd.	9,026
3,700	Hokkan Holdings Ltd.	66,792
10,000	Hokko Chemical Industry Co. Ltd.	57,496
2,900	Hokkoku Bank Ltd. (The)	86,715
25,600	Hokuetsu Corp.	120,729
47,600	Hokuetsu Industries Co. Ltd.	560,982
248,100	Hokuhoku Financial Group, Inc.	2,431,657
3,000	Hokuriku Electric Industry Co. Ltd.	34,138
2,800	Hokuriku Electric Power Co.(a)	21,112
3,400	Hokuriku Electrical Construction Co. Ltd.	35,363
2,300	Hokuto Corp.	41,073
82,400	Honeys Holdings Co. Ltd.	1,044,116
400	Honshu Chemical Industry Co. Ltd.	4,448
2,100	Hoosiers Holdings	13,411
1,300	Horiba Ltd.	83,023
13,800	Hosiden Corp.	155,251
19,200	Hosokawa Micron Corp.	896,608
1,800	House Foods Group, Inc.	57,893
62,000	Hyakugo Bank Ltd. (The)	189,968
18,800	Hyakujushi Bank Ltd. (The)	344,405
13,600	Ibiden Co. Ltd.	321,816
11,500	IBJ Leasing Co. Ltd.	349,707
400	Ichibanya Co. Ltd.	21,116
80,900	Ichigo, Inc.	310,594
1,200	Ichiken Co., Ltd.	19,591
3,800	Ichikoh Industries Ltd.	24,233
5,400	Ichinen Holdings Co. Ltd.	75,901
9,800	Ichiyoshi Securities Co. Ltd.	55,623
11,000	ID Holdings Corp.	153,902
1,700	Idec Corp/Japan	31,472
37,700	IDOM, Inc.	205,627
900	Ihara Science Corp.	12,957
22,100	IHI Corp.	536,209
11,800	Iino Kaiun Kaisha Ltd.	39,096
6,180	IJTT Co. Ltd.	37,415
900	Ikegami Tsushinki Co. Ltd.	9,884
28,900	Imagica Robot Holdings, Inc.	140,826
12,600	Imagineer Co. Ltd.	179,427
19,600	Imasen Electric Industrial	161,351
400	Imuraya Group Co. Ltd.	7,058
2,800	Inaba Denki Sangyo Co. Ltd.	71,399
4,100	Inabata & Co. Ltd.	56,077

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
4,000	Inageya Co. Ltd.	$54,303
72,700	Ines Corp.	1,074,179
7,800	I-Net Corp/Kanagawa	107,259
156,700	Infocom Corp.	4,425,287
1,567,200	Infomart Corp.	12,670,086
9,200	Information Services International-Dentsu Ltd.	391,842
2,400	Innotech Corp.	25,117
625	Insource Co. Ltd.	18,833
41,100	Intage Holdings, Inc.	336,447
80,300	Internet Initiative Japan, Inc.	2,267,713
1,600	Inui Global Logistics Co. Ltd.	16,848
14,700	I-O Data Device, Inc.	143,669
900	Iriso Electronics Co. Ltd.	34,927
12,500	ISB Corp.	217,341
2,300	Iseki & Co. Ltd.	30,842
33,300	Isetan Mitsukoshi Holdings Ltd.	264,605
26,000	Ishihara Sangyo Kaisha Ltd.	225,315
13,200	Isolite Insulating Products Co. Ltd.	73,215
1,700	Istyle, Inc.(a)	7,437
9,700	ITmedia, Inc.	76,540
12,600	Itochu Enex Co. Ltd.	108,842
700	Itochu-Shokuhin Co. Ltd.	32,430
7,600	Itoham Yonekyu Holdings, Inc.	48,537
35,200	Itoki Corp.	156,906
3,900	IwaiCosmo Holdings, Inc.	47,115
38,100	Iwaki & Co. Ltd.	186,711
2,300	Iwaki Co. Ltd.	24,984
1,800	Iwasaki Electric Co. Ltd.	23,689
104,400	Iwatani Corp.	3,521,591
106,500	Iyo Bank Ltd. (The)	561,225
2,000	Izumi Co. Ltd.	64,049
6,000	J Trust Co. Ltd.	23,146
21,400	J. Front Retailing Co. Ltd.	262,674
1,500	JAC Recruitment Co. Ltd.	23,437
12,800	Jaccs Co. Ltd.	307,847
600	Jalux, Inc.	12,980
1,900	Janome Sewing Machine Co. Ltd.	7,102
1,600	Japan Airport Terminal Co. Ltd.	75,456
19,300	Japan Asset Marketing Co. Ltd.(a)	17,634
72,500	Japan Aviation Electronics Industry Ltd.	1,320,797
1,900	Japan Cash Machine Co. Ltd.	14,589
142,600	Japan Display, Inc.(a)	92,123
37,700	Japan Electronic Materials Corp.	326,707
1,299	Japan Excellent, Inc. REIT	2,352,119
1,000	Japan Investment Adviser Co. Ltd.	16,003
2,200	Japan Lifeline Co. Ltd.	26,801
Shares		Value
JAPAN (continued)
2,800	Japan Material Co. Ltd.	$42,353
34,100	Japan Medical Dynamic Marketing, Inc.	732,951
600	Japan Oil Transportation Co. Ltd.	16,446
900	Japan Property Management Center Co., Ltd.	11,105
13,500	Japan Pulp & Paper Co. Ltd.	506,460
2,003	Japan Rental Housing Investments, Inc. REIT	1,990,892
6,200	Japan Securities Finance Co. Ltd.	28,953
10,500	Japan Steel Works Ltd. (The)	193,710
24,200	Japan System Techniques Co. Ltd.	302,626
11,300	Japan Transcity Corp.	50,475
18,500	Japan Wool Textile Co. Ltd. (The)	179,784
27,291	JBCC Holdings, Inc.	477,287
500	JCR Pharmaceuticals Co. Ltd.	43,791
80,400	Jeol Ltd.	2,663,800
5,200	JGC Corp.	76,641
700	JINS Holdings, Inc.	49,873
3,600	JK Holdings Co. Ltd.	24,287
17,500	JMS Co. Ltd.	142,448
1,900	Joban Kosan Co. Ltd.	28,898
1,700	J-Oil Mills, Inc.	64,639
9,000	Joshin Denki Co. Ltd.	201,006
4,300	JP-Holdings, Inc.	12,620
500	JSB Co. Ltd.	24,364
1,400	JSP Corp.	24,898
9,800	JSR Corp.	179,621
15,900	JTEKT Corp.	173,740
86,100	Juki Corp.	613,439
62,500	Juroku Bank Ltd. (The)	1,316,852
400	Justsystems Corp.	22,186
100,600	JVC Kenwood Corp.	233,964
152,200	Kadokawa Corp.	2,588,755
6,900	Kaga Electronics Co. Ltd.	146,463
2,200	Kagome Co. Ltd.	54,962
58,400	Kakaku.com, Inc.	1,550,075
134,195	Kaken Pharmaceutical Co. Ltd.	7,207,927
600	Kakiyasu Honten Co. Ltd.	18,024
600	Kameda Seika Co. Ltd.	27,022
9,500	Kamei Corp.	98,897
3,600	Kamigumi Co. Ltd.	77,844
2,300	Kanaden Corp.	28,337
1,000	Kanagawa Chuo Kotsu Co. Ltd.	37,285
96,400	Kanamoto Co. Ltd.	2,424,346
333,400	Kandenko Co. Ltd.	3,203,077
9,700	Kaneka Corp.	305,713
1,300	Kaneko Seeds Co. Ltd.	15,345
66,200	Kanematsu Corp.	868,778

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
1,000	Kanematsu Electronics Ltd.	$32,855
20,951	Kansai Mirai Financial Group, Inc.	123,941
6,500	Kanto Denka Kogyo Co. Ltd.	61,908
1,400	Kappa Create Co. Ltd.	19,161
7,000	Kasai Kogyo Co. Ltd.	53,103
8,800	Kato Sangyo Co. Ltd.	279,784
1,000	Kato Works Co. Ltd.	15,154
6,800	KAWADA Technologies, Inc.	402,270
500	Kawagishi Bridge Works Co. Ltd.	11,781
22,700	Kawai Musical Instruments Manufacturing Co. Ltd.	734,285
16,200	Kawasaki Heavy Industries Ltd.	328,470
5,400	Kawasaki Kisen Kaisha Ltd.(a)	73,957
900	Kawata Manufacturing Co. Ltd.	8,306
29,958	Keihanshin Building Co. Ltd.	409,191
10,300	Keihin Corp.	245,344
110,995	Keiyo Bank Ltd. (The)	600,278
1,600	KEL Corp.	13,378
30	Kenedix Office Investment Corp. REIT	240,875
2,225	Kenedix Retail REIT Corp.	5,513,474
7,200	Kenedix, Inc.	36,746
400	Kenko Mayonnaise Co. Ltd.	9,100
7,500	Kewpie Corp.	158,161
625	Key Coffee, Inc.	13,070
700	KFC Holdings Japan Ltd.	19,381
1,400	KH Neochem Co. Ltd.	30,893
3,100	Kimura Chemical Plants Co. Ltd.	17,652
3,600	Kimura Unity Co. Ltd.	37,543
4,900	King Co. Ltd.	25,505
1,300	Kinki Sharyo Co. Ltd. (The)(a)	19,508
4,100	Kintetsu World Express, Inc.	67,239
3,000	Kirindo Holdings Co. Ltd.	47,760
9,300	Ki-Star Real Estate Co. Ltd.	160,758
3,500	Kitagawa Corp.	71,257
3,300	Kita-Nippon Bank Ltd. (The)	65,327
1,300	Kitano Construction Corp.	30,150
43,200	Kito Corp.	665,811
11,400	Kitz Corp.	80,591
32,300	Kiyo Bank Ltd. (The)	471,883
2,900	Koa Corp.	31,662
12,400	Koatsu Gas Kogyo Co. Ltd.	92,581
300	Kobe Electric Railway Co. Ltd.(a)	10,964
49,700	Kobe Steel Ltd.	232,549
25,466	Kohnan Shoji Co. Ltd.	562,882
1,300	Kohsoku Corp.	14,601
300	Koike Sanso Kogyo Co. Ltd.	6,872
201,500	Kojima Co. Ltd.	987,463
69,700	Kokuyo Co. Ltd.	1,047,864
2,200	Komatsu Matere Co. Ltd.	15,309
Shares		Value
JAPAN (continued)
1,600	Komatsu Wall Industry Co. Ltd.	$31,792
3,300	KOMEDA Holdings Co. Ltd.	66,515
14,700	Komehyo Co. Ltd.	140,956
41,600	Komeri Co. Ltd.	909,130
6,300	Komori Corp.	58,666
5,100	Konaka Co. Ltd.	19,251
5,500	Kondotec, Inc.	57,104
355,000	Konica Minolta, Inc.	2,227,862
2,400	Konishi Co. Ltd.	34,354
3,000	Konoike Transport Co. Ltd.	43,136
1,300	Konoshima Chemical Co. Ltd.	12,226
1,400	Kosaido Co. Ltd.(a)	11,564
2,000	Koshidaka Holdings Co. Ltd.	28,683
800	Kotobuki Spirits Co. Ltd.	53,528
900	Kourakuen Holdings Corp.	15,532
700	Krosaki Harima Corp.	42,315
3,100	KRS Corp.	56,647
312,712	K’s Holdings Corp.	3,847,031
2,000	KU Holdings Co. Ltd.	16,612
2,900	Kumagai Gumi Co. Ltd.	84,306
4,867	Kumiai Chemical Industry Co. Ltd.	38,180
17,500	Kurabo Industries Ltd.	379,701
1,800	Kureha Corp.	102,995
900	Kurimoto Ltd.	17,592
4,300	Kurita Water Industries Ltd.	128,379
1,800	Kuriyama Holdings Corp.	11,828
700	Kusuri no Aoki Holdings Co. Ltd.	42,767
1,200	KYB Corp.(a)	32,969
4,700	Kyoden Co. Ltd.	15,398
3,600	Kyodo Printing Co. Ltd.	98,941
700	Kyoei Steel Ltd.	12,526
2,600	Kyokuto Boeki Kaisha Ltd.	48,710
64,900	Kyokuto Kaihatsu Kogyo Co. Ltd.	858,306
1,400	Kyokuto Securities Co. Ltd.	9,703
1,200	Kyokuyo Co. Ltd.	31,441
56,500	KYORIN Holdings, Inc.	1,032,961
1,240	Kyoritsu Maintenance Co. Ltd.	50,467
14,800	Kyoritsu Printing Co. Ltd.	22,810
6,900	Kyosan Electric Manufacturing Co. Ltd.	35,915
7,200	Kyowa Electronic Instruments Co. Ltd.	28,108
5,032	Kyowa Exeo Corp.	127,942
2,700	Kyowa Leather Cloth Co. Ltd.	19,586
1,800	Kyudenko Corp.	52,992
7,900	Kyushu Electric Power Co., Inc.	65,618
268,540	Kyushu Financial Group, Inc.	1,144,991
43,500	Kyushu Railway Co.	1,439,228
700	LAC Co. Ltd.	7,035
45,500	Lawson, Inc.	2,662,268

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
2,400	LEC, Inc.	$27,067
9,500	Life Corp.	229,708
5,600	LIFULL Co. Ltd.	29,200
700	Like Co. Ltd.	10,453
500	Linical Co. Ltd.	4,997
3,800	Link And Motivation, Inc.	18,587
89,100	Lintec Corp.	1,975,980
72,100	LIXIL VIVA Corp.	1,491,173
800	M&A Capital Partners Co. Ltd.(a)	25,546
225,300	M3, Inc.	6,695,270
1,400	Mabuchi Motor Co. Ltd.	52,393
23,250	Macnica Fuji Electronics Holdings, Inc.	357,049
2,000	Macromill, Inc.	18,698
22,200	Maeda Corp.	216,765
1,200	Maeda Kosen Co. Ltd.	23,445
4,500	Maeda Road Construction Co. Ltd.	154,492
2,900	Makino Milling Machine Co. Ltd.	112,408
69,400	Mamezou Holdings Co. Ltd.	1,091,390
2,100	Mani, Inc.	53,743
2,200	Mars Group Holdings Corp.	39,998
37,900	Marubun Corp.	213,713
2,000	Marudai Food Co. Ltd.	39,260
400	Marufuji Sheet Piling Co. Ltd.	8,302
4,600	Maruha Nichiro Corp.	111,609
58,700	Maruichi Steel Tube Ltd.	1,657,718
7,500	Maruka Corp.	141,825
2,600	Marusan Securities Co. Ltd.	12,597
1,500	Maruwa Co. Ltd.	112,547
2,000	Maruyama Manufacturing Co., Inc.	27,410
5,992	Maruzen Showa Unyu Co. Ltd.	162,636
72,500	Marvelous, Inc.	467,030
3,600	Matsuda Sangyo Co. Ltd.	51,763
4,700	Matsui Securities Co. Ltd.	38,908
5,300	Matsumotokiyoshi Holdings Co. Ltd.	215,463
1,000	Matsuya Co. Ltd.	6,820
64,100	Max Co. Ltd.	1,221,600
3,500	Maxell Holdings Ltd.	46,643
2,900	Maxvalu Tokai Co. Ltd.	61,958
5,300	MCJ Co. Ltd.	37,027
324,990	Mebuki Financial Group, Inc.	734,830
500	Media Do Holdings Co. Ltd.	14,651
800	Medical Data Vision Co. Ltd.(a)	6,017
5,400	Medical System Network Co. Ltd.	26,214
95,700	Medipal Holdings Corp.	2,063,174
1,000	Megachips Corp.	16,031
6,200	Megmilk Snow Brand Co. Ltd.	147,168
Shares		Value
JAPAN (continued)
120,200	Meidensha Corp.	$2,294,067
4,400	Meiji Electric Industries Co. Ltd.	61,723
1,500	Meiko Electronics Co. Ltd.	24,904
31,100	Meiko Network Japan Co. Ltd.	274,965
5,700	Meisei Industrial Co. Ltd.	45,608
68,000	Meitec Corp.	3,953,671
8,300	Meiwa Corp.	45,730
5,200	Meiwa Estate Co. Ltd.	29,658
1,000	Melco Holdings, Inc.	24,503
48,500	Menicon Co. Ltd.	2,202,206
2,800	Mercuria Investment Co. Ltd.	18,864
65,354	METAWATER Co. Ltd.	2,545,281
1,400	Michinoku Bank Ltd. (The)	17,947
113,900	Micronics Japan Co. Ltd.	1,352,861
5,500	Mie Kotsu Group Holdings, Inc.	30,202
6,800	Mikuni Corp.	20,835
774	Milbon Co. Ltd.	44,073
4,700	MIMAKI ENGINEERING Co. Ltd.	21,948
35,600	Mimasu Semiconductor Industry Co. Ltd.	775,706
3,800	Miraca Holdings, Inc.	101,527
48,630	Mirait Holdings Corp.	738,729
18,100	Miroku Jyoho Service Co. Ltd.	507,812
6,400	Mitani Corp.	358,525
3,700	Mitani Sangyo Co. Ltd.	12,225
500	Mitani Sekisan Co. Ltd.	17,881
6,900	Mito Securities Co. Ltd.	14,455
5,300	Mitsuba Corp.	31,891
18,500	Mitsubishi Gas Chemical Co., Inc.	288,542
1,000	Mitsubishi Kakoki Kaisha Ltd.	17,027
23,600	Mitsubishi Logisnext Co. Ltd.	365,037
3,400	Mitsubishi Logistics Corp.	87,608
14,200	Mitsubishi Materials Corp.	364,714
7,900	Mitsubishi Paper Mills Ltd.	33,465
3,100	Mitsubishi Pencil Co. Ltd.	46,205
25,200	Mitsubishi Research Institute, Inc.	1,007,023
1,000	Mitsubishi Shokuhin Co. Ltd.	29,302
1,000	Mitsubishi Steel Manufacturing Co. Ltd.	9,266
112,300	Mitsubishi UFJ Lease & Finance Co. Ltd.	719,267
10,900	Mitsuboshi Belting Ltd.	191,131
3,700	Mitsui E&S Holdings Co. Ltd.(a)	31,791
1,200	Mitsui High-Tec, Inc.	18,362
114,700	Mitsui Matsushima Holdings Co. Ltd.	1,222,634
7,600	Mitsui Mining & Smelting Co. Ltd.	184,748
13,100	Mitsui OSK Lines Ltd.	325,097

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
900	Mitsui Sugar Co. Ltd.	$17,858
39,149	Mitsui-Soko Holdings Co. Ltd.	653,597
1,700	Miura Co. Ltd.	60,403
119,200	Mixi, Inc.	2,120,969
1,100	Miyaji Engineering Group, Inc.	20,324
4,500	Miyazaki Bank Ltd. (The)	102,912
58,750	Mizuno Corp.	1,438,997
79,052	Mochida Pharmaceutical Co. Ltd.	3,009,455
700	Modec, Inc.	15,892
10,300	Monex Group, Inc.	25,095
300	Monogatari Corp. (The)	24,309
258,400	MonotaRO Co. Ltd.	6,372,062
900	MORESCO Corp.	11,678
49,400	Morinaga & Co. Ltd.	2,402,639
7,100	Morinaga Milk Industry Co. Ltd.	274,879
2,400	Morita Holdings Corp.	38,606
2,000	Morito Co. Ltd.	14,619
1,106	Mory Industries, Inc.	26,661
8,400	MrMax Holdings Ltd.	36,048
1,700	MTI Ltd.	10,873
33,700	Mugen Estate Co. Ltd.	217,710
8,200	Musashi Seimitsu Industry Co. Ltd.	98,229
8,700	Musashino Bank Ltd. (The)	139,948
300	N Field Co. Ltd.	1,681
2,900	Nabtesco Corp.	86,447
2,200	NAC Co. Ltd.	22,943
2,200	Nachi-Fujikoshi Corp.	83,854
1,300	Nadex Co. Ltd.	10,834
800	Nafco Co. Ltd.	10,336
2,200	Nagano Bank Ltd. (The)	31,146
5,300	Nagano Keiki Co. Ltd.	44,756
9,200	Nagase & Co. Ltd.	129,737
1,800	Nagatanien Holdings Co. Ltd.	35,899
300	Nagawa Co. Ltd.	19,104
180,098	Nagoya Railroad Co. Ltd.	5,343,686
12,500	Nakabayashi Co. Ltd.	71,870
105,364	Nakanishi, Inc.	1,898,118
4,300	Nakano Corp.	19,326
3,800	Nakayama Steel Works Ltd.	17,430
2,000	Nakayamafuku Co. Ltd.	9,949
1,700	Nankai Electric Railway Co. Ltd.	44,479
61,200	Nanto Bank Ltd. (The)	1,477,543
800	Natori Co. Ltd.	12,389
4,900	NCS&A Co. Ltd.	29,258
25,036	NEC Capital Solutions Ltd.	576,483
900	NEC Networks & System Integration Corp.	34,179
14,000	Net Marketing Co. Ltd.	127,008
154,200	NET One Systems Co. Ltd.	2,594,311
1,700	Nextage Co. Ltd.	16,332
6,300	NGK Spark Plug Co. Ltd.	113,203
Shares		Value
JAPAN (continued)
11,800	NH Foods Ltd.	$525,449
51,400	NHK Spring Co. Ltd.	422,186
1,400	Nicca Chemical Co. Ltd.	11,344
6,600	Nichias Corp.	161,597
4,900	Nichiban Co. Ltd.	78,641
4,400	Nichicon Corp.	40,810
700	Nichiden Corp.	13,295
2,400	Nichiha Corp.	59,139
123,100	Nichii Gakkan Co.	1,721,162
282,150	Nichi-iko Pharmaceutical Co. Ltd.	3,372,103
3,800	Nichirei Corp.	93,076
2,760	Nichirin Co. Ltd.	49,797
5,000	Nifco, Inc.	133,819
7,000	Nihon Chouzai Co. Ltd.	248,396
2,200	Nihon Denkei Co. Ltd.	25,907
21,400	Nihon Falcom Corp.	239,171
19,600	Nihon House Holdings Co. Ltd.	84,474
225,500	Nihon Kohden Corp.	6,711,619
2,700	Nihon Nohyaku Co. Ltd.	14,029
5,900	Nihon Parkerizing Co. Ltd.	63,163
6,400	Nihon Plast Co. Ltd.	39,869
1,600	Nihon Tokushu Toryo Co. Ltd.	19,255
1,400	Nihon Trim Co. Ltd.	56,527
253,800	Nihon Unisys Ltd.	7,870,131
1,000	Nihon Yamamura Glass Co. Ltd.	11,269
3,300	Niitaka Co. Ltd.	88,686
14,300	Nikkiso Co. Ltd.	183,047
4,100	Nikkon Holdings Co. Ltd.	96,980
400	Nippi, Inc.	15,542
138,300	Nippo Corp.	3,462,765
16,073	Nippon Air Conditioning Services Co. Ltd.	116,741
2,300	Nippon BS Broadcasting Corp.	25,727
6,100	Nippon Carbide Industries Co. Inc.	76,957
600	Nippon Carbon Co. Ltd.	21,014
2,000	Nippon Chemical Industrial Co. Ltd.	59,619
300	Nippon Chemiphar Co. Ltd.	8,251
52,400	Nippon Coke & Engineering Co. Ltd.	38,204
1,000	Nippon Commercial Development Co. Ltd.	15,689
7,500	Nippon Concrete Industries Co. Ltd.	19,312
11,100	Nippon Denko Co. Ltd.(a)	16,595
2,100	Nippon Densetsu Kogyo Co. Ltd.	45,409
12,100	Nippon Dry-Chemical Co. Ltd.	190,062
9,100	Nippon Electric Glass Co. Ltd.	180,900
2,800	Nippon Filcon Co. Ltd.	13,851

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
135,900	Nippon Flour Mills Co. Ltd.	$2,080,736
3,500	Nippon Gas Co. Ltd.	112,408
23,200	Nippon Kanzai Co. Ltd.	416,232
168,635	Nippon Kayaku Co. Ltd.	2,015,434
1,600	Nippon Kinzoku Co. Ltd.	12,404
3,900	Nippon Koei Co. Ltd.	130,654
142,100	Nippon Light Metal Holdings Co. Ltd.	278,023
14,500	Nippon Paper Industries Co. Ltd.	239,938
82,000	Nippon Parking Development Co. Ltd.	108,975
3,400	Nippon Pillar Packing Co. Ltd.	46,314
2,200	Nippon Piston Ring Co. Ltd.	29,826
4,000	Nippon Rietec Co. Ltd.	47,990
1,700	Nippon Road Co. Ltd. (The)	116,727
1,400	Nippon Seisen Co. Ltd.	48,000
900	Nippon Sharyo Ltd.(a)	24,918
13,700	Nippon Sheet Glass Co. Ltd.	76,115
1,600	Nippon Shokubai Co. Ltd.	95,981
2,700	Nippon Signal Co. Ltd.	34,686
21,300	Nippon Soda Co. Ltd.	589,728
15,348	Nippon Steel Trading Corp.	706,103
10,900	Nippon Suisan Kaisha Ltd.	60,558
3,000	Nippon Systemware Co. Ltd.	68,220
7,200	Nippon Thompson Co. Ltd.	31,031
2,340	Nippon Yakin Kogyo Co. Ltd.	45,783
24,800	Nippon Yusen KK	406,028
7,100	Nipro Corp.	81,972
6,500	Nishimatsu Construction Co. Ltd.	147,091
600	Nishimoto Co. Ltd.	20,239
291,800	Nishi-Nippon Financial Holdings, Inc.	1,973,969
98,283	Nishi-Nippon Railroad Co. Ltd.	2,312,968
3,100	Nishio Rent All Co. Ltd.	84,742
1,400	Nissan Shatai Co. Ltd.	13,554
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	24,542
13,300	Nissei Plastic Industrial Co. Ltd.	116,239
6,200	Nissha Co. Ltd.	57,563
5,500	Nisshin Fudosan Co. Ltd/Japan	27,765
8,300	Nisshin Oillio Group Ltd. (The)	281,888
21,623	Nisshinbo Holdings, Inc.	191,176
4,200	Nissin Corp.	65,933
96,900	Nissin Electric Co. Ltd.	1,184,030
6,200	Nissin Kogyo Co. Ltd.	127,885
3,800	Nisso Corp.	35,912
1,100	Nitta Corp.	31,521
3,400	Nitta Gelatin, Inc.	20,772
3,700	Nittan Valve Co. Ltd.	9,254
400	Nittetsu Mining Co. Ltd.	16,520
Shares		Value
JAPAN (continued)
1,400	Nitto Boseki Co. Ltd.	$59,563
800	Nitto Fuji Flour Milling Co. Ltd.	47,031
79,600	Nitto Kogyo Corp.	1,691,835
7,500	Nitto Seiko Co. Ltd.	40,630
3,200	Noda Corp.	23,419
1,200	Noevir Holdings Co. Ltd.	55,706
2,900	NOF Corp.	97,019
1,600	Nohmi Bosai Ltd.	36,384
43,100	Nojima Corp.	868,324
14,400	NOK Corp.	197,218
55,000	Nomura Co. Ltd.	638,042
3,200	Nomura Micro Science Co. Ltd.	34,464
50,000	Nomura Real Estate Holdings, Inc.	1,248,212
11,400	Noritake Co. Ltd.	462,397
32,000	Noritz Corp.	403,415
427,800	North Pacific Bank Ltd.	876,486
1,600	Nozawa Corp.	10,573
48,000	NS Solutions Corp.	1,441,927
700	NS Tool Co. Ltd.	18,373
1,700	NS United Kaiun Kaisha Ltd.	31,661
236,922	NSD Co. Ltd.	3,870,167
61,800	NTN Corp.	169,393
900	NTT Data Intramart Corp.	28,822
1,000	NuFlare Technology, Inc.	109,455
400	Obara Group, Inc.	13,031
23,200	OBIC Business Consultants Ltd.	908,901
1,800	Odelic Co. Ltd.	79,738
9,400	Oenon Holdings, Inc.	33,139
25,900	Ogaki Kyoritsu Bank Ltd. (The)	544,508
1,500	Ohara, Inc.	16,972
55,322	Ohsho Food Service Corp.	3,344,184
2,845	Oiles Corp.	40,487
1,500	Oisix ra daichi, Inc.(a)	14,494
1,900	Oita Bank Ltd. (The)	44,819
2,500	Okabe Co. Ltd.	19,958
800	Okada Aiyon Corp.	9,096
600	Okamoto Industries, Inc.	21,291
126,900	Okamura Corp.	1,246,104
7,300	Okasan Securities Group, Inc.	26,140
308,300	Oki Electric Industry Co. Ltd.	3,915,101
2,200	Okinawa Cellular Telephone Co.	89,031
1,621	Okinawa Electric Power Co., Inc. (The)	30,234
3,800	OKUMA Corp.	179,207
1,100	Okumura Corp.	29,532
1,500	Okura Industrial Co. Ltd.	24,351
42,800	Okuwa Co. Ltd.	583,807
5,700	Onoken Co. Ltd.	71,543
218,800	Onward Holdings Co. Ltd.	1,274,171

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
300	Open Door, Inc.(a)	$3,724
6,800	Open House Co. Ltd.	184,316
1,700	Optex Group Co. Ltd.	22,985
25,500	Optorun Co. Ltd.	692,598
2,700	Organo Corp.	172,682
346,700	Orient Corp.	543,944
7,000	Origin Co. Ltd.	100,651
2,600	Osaka Organic Chemical Industry Ltd.	43,791
2,000	Osaka Soda Co. Ltd.	54,192
168,400	Osaki Electric Co. Ltd.	983,777
3,100	OSG Corp.	53,529
128,900	OSJB Holdings Corp.	323,573
500	OUG Holdings, Inc.	12,459
4,200	Outsourcing Inc.	39,110
48,730	Oyo Corp.	628,716
7,800	Pacific Industrial Co. Ltd.	95,669
900	Pacific Metals Co. Ltd.	17,418
1,750	Pack Corp. (The)	62,745
400	PAL GROUP Holdings Co. Ltd.	11,905
5,150	PALTAC Corp.	247,626
23,356	Paramount Bed Holdings Co. Ltd.	988,300
7,200	Park24 Co. Ltd.	183,065
3,400	Pasco Corp.(a)	63,980
79,300	Pasona Group, Inc.	1,021,668
34,800	PC Depot Corp.	189,488
7,400	PCA Corp.	305,274
32,700	Pegasus Sewing Machine Manufacturing Co. Ltd.	144,555
15,500	Penta-Ocean Construction Co. Ltd.	93,554
183,900	PeptiDream, Inc.(a)	8,893,323
700	PIA Corp.	28,070
1,000	Pickles Corp.	24,872
1,400	Pilot Corp.	56,075
1,700	Piolax, Inc.	30,814
2,000	Plenus Co. Ltd.	36,786
38,300	Poletowin Pitcrew Holdings, Inc.	323,776
354	Premier Investment Corp. REIT	524,033
36,200	Press Kogyo Co. Ltd.	122,276
5,100	Pressance Corp.	57,517
5,600	Prestige International, Inc.	51,837
60,452	Proto Corp.	768,796
61,800	PS Mitsubishi Construction Co. Ltd.	407,798
21,300	Punch Industry Co. Ltd.	94,750
900	Qol Holdings Co. Ltd.	12,011
5,600	Quick Co. Ltd.	78,660
2,700	Raito Kogyo Co. Ltd.	38,598
2,200	Raiznext Corp.	26,110
1,400	Rakus Co. Ltd.	22,546
13,000	Rasa Corp.	116,137
Shares		Value
JAPAN (continued)
2,000	Rasa Industries Ltd.	$26,635
14,700	Ray Corp.	78,686
40,600	Raysum Co. Ltd.	367,200
177,990	Relia, Inc.	2,411,419
4,200	Relo Group, Inc.	114,424
1,100	Renaissance, Inc.	17,583
21,140	Rengo Co. Ltd.	151,007
3,900	Resorttrust, Inc.	62,196
1,600	Restar Holdings Corp.	27,672
2,000	Retail Partners Co. Ltd.	15,062
59,700	Rheon Automatic Machinery Co. Ltd.	824,246
1,100	Rhythm Watch Co. Ltd.	9,045
18,000	Ricoh Leasing Co. Ltd.	681,925
4,800	Ride On Express Holdings Co. Ltd.	81,377
1,600	Right On Co. Ltd.	8,771
1,900	Riken Corp.	62,775
2,000	Riken Keiki Co. Ltd.	39,611
55,800	Riken Technos Corp.	253,367
700	Riken Vitamin Co. Ltd.	25,389
4,300	Rinnai Corp.	312,713
9,800	Rion Co. Ltd.	289,871
3,700	Riso Kagaku Corp.	64,401
6,900	Riso Kyoiku Co. Ltd.	23,052
36,100	Rohto Pharmaceutical Co. Ltd.	1,022,814
1,400	Rokko Butter Co. Ltd.	21,164
59,500	Roland DG Corp.	1,096,045
900	Rorze Corp.	34,345
15,200	Round One Corp.	143,506
1,400	Royal Holdings Co. Ltd.	30,983
400	RS Technologies Co. Ltd.	10,676
8,300	Ryobi Ltd.	137,880
3,800	Ryoden Corp.	58,181
1,600	Ryosan Co. Ltd.	37,802
1,100	S Foods, Inc.	26,831
29,100	Sac’s Bar Holdings, Inc.	229,620
1,000	Sagami Rubber Industries Co. Ltd.	16,344
1,200	Saibu Gas Co. Ltd.	26,103
800	Saison Information Systems Co. Ltd.	15,955
38,600	Saizeriya Co. Ltd.	855,324
24,500	Sakai Chemical Industry Co. Ltd.	510,327
4,000	Sakai Heavy Industries Ltd.	99,894
400	Sakai Moving Service Co. Ltd.	22,555
1,800	Sakai Ovex Co. Ltd.	29,835
1,400	Sakura Internet, Inc.	8,760
13,400	Sala Corp.	76,427
3,700	SAMTY Co. Ltd.	63,752
3,200	San Holdings, Inc.	41,346
3,100	San ju San Financial Group, Inc.	45,375
1,600	San-A Co. Ltd.	66,374
22,800	San-Ai Oil Co. Ltd.	234,197

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
5,300	Sanden Holdings Corp.(a)	$32,576
1,400	Sanei Architecture Planning Co. Ltd.	19,355
8,050	Sangetsu Corp.	144,425
27,400	San-In Godo Bank Ltd. (The)	153,746
28,400	Sanken Electric Co. Ltd.	742,533
9,000	Sanko Gosei Ltd.	29,486
800	Sanko Metal Industrial Co. Ltd.	19,211
51,573	Sankyo Co. Ltd.	1,756,304
400	Sankyo Frontier Co. Ltd.	15,246
18,200	Sankyo Tateyama, Inc.	242,040
2,900	Sankyu, Inc.	145,328
9,600	Sanoh Industrial Co. Ltd.	92,230
4,600	Sanoyas Holdings Corp.	7,429
1,000	Sansei Landic Co. Ltd.	8,011
4,300	Sansha Electric Manufacturing Co. Ltd.	31,787
9,900	Sanwa Holdings Corp.	106,533
800	Sanyo Chemical Industries Ltd.	38,318
1,300	Sanyo Electric Railway Co. Ltd.	25,399
800	Sanyo Industries Ltd.	14,434
7,800	Sanyo Special Steel Co. Ltd.	108,122
6,800	Sanyo Trading Co. Ltd.	85,977
8,500	Sapporo Holdings Ltd.	209,058
55,100	Sato Holdings Corp.	1,594,190
2,700	Sato Shoji Corp.	23,996
1,400	Satori Electric Co. Ltd.	11,241
17,600	Sawada Holdings Co. Ltd.	155,607
73,222	Sawai Pharmaceutical Co. Ltd.	4,818,170
1,300	Saxa Holdings, Inc.	24,547
81,300	Scala, Inc.	543,226
1,900	SCREEN Holdings Co. Ltd.	103,106
2,800	Scroll Corp.	9,122
49,200	SCSK Corp.	2,683,513
200	SEC Carbon Ltd.	15,763
149,800	Seibu Holdings, Inc.	2,365,445
1,500	Seika Corp.	17,803
82,200	Seikagaku Corp.	892,134
23,200	Seikitokyu Kogyo Co. Ltd.	197,196
165,200	Seiko Holdings Corp.	4,111,895
6,600	Seino Holdings Co. Ltd.	85,763
17,200	Seiren Co. Ltd.	224,772
6,600	Sekisui Plastics Co. Ltd.	47,511
1,700	Semba Corp.	15,909
239,000	Senko Group Holdings Co. Ltd.	1,945,439
2,000	Senshu Electric Co. Ltd.	55,743
1,400	Seria Co. Ltd.	39,020
31,200	Seven Bank Ltd.	94,445
27,123	SFP Holdings Co. Ltd.	561,459
1,200	Shibaura Electronics Co. Ltd.	31,939
Shares		Value
JAPAN (continued)
19,000	Shibaura Mechatronics Corp.	$661,068
3,400	Shibusawa Warehouse Co. Ltd. (The)	66,334
1,000	Shibuya Corp.	28,425
1,400	Shidax Corp.(a)	4,264
500	SHIFT, Inc.(a)	34,793
57,502	Shiga Bank Ltd. (The)	1,411,613
2,000	Shikibo Ltd.	28,277
22,000	Shikoku Bank Ltd. (The)	196,336
6,900	Shikoku Chemicals Corp.	77,753
3,200	Shikoku Electric Power Co., Inc.	27,465
1,000	Shima Seiki Manufacturing Ltd.	19,805
3,349	Shimachu Co. Ltd.	97,050
1,100	Shimamura Co. Ltd.	83,854
17,000	Shimizu Bank Ltd. (The)	322,569
1,900	Shimojima Co. Ltd.	19,815
1,800	Shin Nippon Air Technologies Co. Ltd.	34,570
1,700	Shinagawa Refractories Co. Ltd.	47,068
6,300	Shindengen Electric Manufacturing Co. Ltd.	197,393
2,200	Shin-Etsu Polymer Co. Ltd.	19,228
2,200	Shinko Electric Industries Co. Ltd.	26,780
5,600	Shinko Shoji Co. Ltd.	43,413
5,800	Shinmaywa Industries Ltd.	76,491
6,600	Shinnihon Corp.	56,160
3,600	Shinoken Group Co. Ltd.	40,600
97,600	Shinsei Bank Ltd.	1,522,256
1,200	Shinsho Corp.	28,850
6,500	Shinwa Co. Ltd.	132,394
1,300	Ship Healthcare Holdings, Inc.	59,268
2,400	Shizuki Electric Co., Inc.	13,710
62,800	Shizuoka Bank Ltd. (The)	450,331
31,000	Shizuoka Gas Co. Ltd.	254,912
1,000	SHO-BOND Holdings Co. Ltd.	41,622
800	Shoei Co. Ltd.	37,063
2,300	Shofu, Inc.	38,929
2,300	Shoko Co. Ltd.(a)	14,901
1,000	Showa Aircraft Industry Co. Ltd.	25,112
9,000	Showa Corp.	189,710
17,500	Showa Denko KK	432,029
2,600	Showa Sangyo Co. Ltd.	72,346
1,100	Showa Shinku Co. Ltd.	16,862
1,100	Sigma Koki Co. Ltd.	14,273
700	Siix Corp.	8,360
2,400	Sinanen Holdings Co. Ltd.	45,229
4,300	Sinfonia Technology Co. Ltd.	49,526
46,100	Sinko Industries Ltd.	730,503
6,000	Sintokogio Ltd.	52,494

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
52,700	SK-Electronics Co. Ltd.	$905,610
198,200	SKY Perfect JSAT Holdings, Inc.	865,199
62,100	Skylark Holdings Co. Ltd.	1,149,098
5,600	SMS Co. Ltd.	141,712
9,600	Sodick Co. Ltd.	76,991
1,200	Softbank Technology Corp.	26,834
200	Software Service, Inc.	18,458
2,500	Sogo Medical Holdings Co. Ltd.	47,690
41,100	Sojitz Corp.	131,620
2,900	Soken Chemical & Engineering Co. Ltd.	34,820
3,000	Solasto Corp.	31,867
58,113	Soliton Systems KK	650,557
125,000	Sotetsu Holdings, Inc.	3,390,476
5,800	Sourcenext Corp.	26,657
7,200	Sparx Group Co. Ltd.	17,675
700	SPK Corp.	16,797
2,000	S-Pool, Inc.	14,489
1,500	SRA Holdings, Inc.	35,384
5,800	ST Corp.	88,642
80,200	St. Marc Holdings Co. Ltd.	1,694,225
500	Star Mica Holdings Co. Ltd.	7,614
2,300	Star Micronics Co. Ltd.	30,163
12,000	Starts Corp., Inc.	293,701
112	Starts Proceed Investment Corp., REIT	217,168
900	Starzen Co. Ltd.	35,924
5,300	St-Care Holding Corp.	23,234
200	Strike Co. Ltd.	8,712
1,300	Studio Alice Co. Ltd.	23,131
1,600	Sugi Holdings Co. Ltd.	81,067
2,700	Sugimoto & Co. Ltd.	48,590
12,400	SUMCO Corp.	199,123
4,100	Sumida Corp.	41,055
4,100	Suminoe Textile Co. Ltd.	96,640
1,900	Sumitomo Bakelite Co. Ltd.	70,403
8,900	Sumitomo Densetsu Co. Ltd.	218,486
74,100	Sumitomo Forestry Co. Ltd.	1,049,730
15,900	Sumitomo Heavy Industries Ltd.	430,241
17,200	Sumitomo Mitsui Construction Co. Ltd.	98,576
6,500	Sumitomo Osaka Cement Co. Ltd.	269,946
700	Sumitomo Precision Products Co. Ltd.(a)	20,802
10,600	Sumitomo Riko Co. Ltd.	84,913
42,203	Sumitomo Rubber Industries Ltd.	473,228
1,400	Sumitomo Seika Chemicals Co. Ltd.	40,700
3,700	Sun Frontier Fudousan Co. Ltd.	42,069
5,400	Suncall Corp.	26,762
5,200	Sundrug Co. Ltd.	179,004
Shares		Value
JAPAN (continued)
10,200	Sun-Wa Technos Corp.	$93,100
33,800	Sushiro Global Holdings Ltd.	2,860,468
132,900	Suzuken Co. Ltd.	5,194,329
4,700	Suzuki Co. Ltd.	32,792
27,800	SWCC Showa Holdings Co. Ltd.	354,058
6,000	System Research Co. Ltd.	100,669
1,600	Systems Engineering Consultants Co. Ltd.	55,521
261,000	Systena Corp.	4,465,821
1,100	Syuppin Co. Ltd.	10,791
3,800	T&K Toka Co. Ltd.	34,684
1,700	T. Hasegawa Co. Ltd.	35,473
1,740	Tachibana Eletech Co. Ltd.	28,857
1,800	Tachikawa Corp.	20,599
5,800	Tachi-S Co. Ltd.	69,211
6,500	Tadano Ltd.	56,389
1,800	Taihei Dengyo Kaisha Ltd.	38,258
14,000	Taiheiyo Cement Corp.	385,548
9,300	Taiho Kogyo Co. Ltd.	62,655
43,300	Taikisha Ltd.	1,516,529
8,800	Taiko Pharmaceutical Co. Ltd.	337,446
300	Taisei Lamick Co., Ltd.	7,802
1,300	Taiyo Holdings Co. Ltd.	56,089
5,800	Taiyo Yuden Co. Ltd.	173,965
1,100	Takamatsu Construction Group Co. Ltd.	26,963
3,500	Takamatsu Machinery Co. Ltd.	27,456
3,000	Takamiya Co. Ltd.	17,720
359	Takano Co. Ltd.	2,637
1,700	Takaoka Toko Co. Ltd.	17,792
1,900	Takara Bio, Inc.	36,157
143,100	Takara Leben Co. Ltd.	647,123
2,100	Takara Standard Co. Ltd.	36,746
13,100	Takasago International Corp.	287,135
78,088	Takasago Thermal Engineering Co. Ltd.	1,382,242
1,300	Takashima & Co. Ltd.	23,323
6,800	Takashimaya Co. Ltd.	73,865
2,800	Take And Give Needs Co. Ltd.	26,590
2,000	Takebishi Corp.	27,391
22,900	Takeei Corp.	228,884
3,900	Takeuchi Manufacturing Co. Ltd.	67,990
700	Takihyo Co. Ltd.	12,242
1,700	Takisawa Machine Tool Co. Ltd.	21,055
1,900	Takuma Co. Ltd.	21,095
167,300	Tama Home Co. Ltd.	1,996,391
126,000	Tamron Co. Ltd.	2,731,521
5,500	Tamura Corp.	33,196
1,500	Tanabe Engineering Corp.	12,667
153,600	Tanseisha Co. Ltd.	1,756,360
6,500	Tatsuta Electric Wire and Cable Co. Ltd.	34,973

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
5,600	Tayca Corp.	$98,816
10,700	TBK Co. Ltd.	45,919
32,000	TDC Soft, Inc.	292,372
78,800	TechMatrix Corp.	1,906,094
1,000	Techno Medica Co. Ltd.	19,224
1,500	TechnoPro Holdings, Inc.	102,164
27,000	Teijin Ltd.	492,132
26,200	Teikoku Electric Manufacturing Co. Ltd.	334,406
1,100	Tekken Corp.	28,283
34,837	T-Gaia Corp.	868,072
12,800	THK Co. Ltd.	332,655
102,800	TIS, Inc.	6,252,153
1,800	TKC Corp.	90,702
14,700	Toa Corp.	154,387
1,700	Toa Corp.	24,805
3,500	Toa Oil Co. Ltd.(a)	73,227
5,000	Toa Road Corp.	158,968
3,710	Tobishima Corp.	47,832
81,100	TOC Co. Ltd.	663,141
3,100	Tocalo Co. Ltd.	31,700
95,465	Tochigi Bank Ltd. (The)	177,089
11,700	Toda Corp.	76,989
18,300	Toei Animation Co. Ltd.	883,291
200	Toei Co. Ltd.	27,853
1,700	Toenec Corp.	62,051
163,500	Toho Bank Ltd. (The)	384,777
42,300	Toho Co. Ltd.	1,579,101
2,200	Toho Co. Ltd.	36,567
50,464	Toho Gas Co. Ltd.	1,977,017
110,600	Toho Holdings Co. Ltd.	2,312,949
2,100	Toho Titanium Co. Ltd.	16,512
1,600	Toho Zinc Co. Ltd.	28,174
4,300	Tohoku Bank Ltd. (The)	41,192
18,000	Tokai Carbon Co. Ltd.	167,782
1,500	Tokai Corp.	36,976
54,200	TOKAI Holdings Corp.	524,718
1,200	Tokai Lease Co. Ltd.	18,229
24,700	Tokai Rika Co. Ltd.	431,974
12,500	Tokai Tokyo Financial Holdings, Inc.	38,185
800	Token Corp.	55,964
484	Tokushu Tokai Paper Co. Ltd.	17,867
3,800	Tokuyama Corp.	99,493
2,800	Tokyo Century Corp.	146,260
4,900	Tokyo Dome Corp.	46,443
2,123	Tokyo Electron Device Ltd.	49,668
4,000	Tokyo Energy & Systems, Inc.	32,781
5,600	Tokyo Keiki, Inc.	52,871
1,700	Tokyo Kiraboshi Financial Group, Inc.	20,004
1,100	Tokyo Ohka Kogyo Co. Ltd.	47,054
3,700	Tokyo Rope Manufacturing Co. Ltd.	37,732
9,711	Tokyo Sangyo Co. Ltd.	57,358
27,700	Tokyo Seimitsu Co. Ltd.	1,002,113
Shares		Value
JAPAN (continued)
3,400	Tokyo Steel Manufacturing Co. Ltd.	$25,919
44,700	Tokyo Tatemono Co. Ltd.	734,309
15,100	Tokyo Tekko Co. Ltd.	212,101
1,000	Tokyotokeiba Co. Ltd.	29,394
187,528	Tokyu Construction Co. Ltd.	1,336,086
14	Tokyu REIT, Inc. REIT	27,391
21,300	Toli Corp.	57,990
1,400	Tomato Bank Ltd.	13,386
2,400	Tomen Devices Corp.	87,047
2,900	Tomoe Corp.	11,294
3,800	Tomoe Engineering Co. Ltd.	76,593
7,300	Tomoku Co. Ltd.	125,445
227,100	TOMONY Holdings, Inc.	771,287
306,690	Tomy Co. Ltd.	3,385,181
2,300	Tonami Holdings Co. Ltd.	106,345
4,300	Topcon Corp.	61,312
119,798	Toppan Forms Co. Ltd.	1,379,797
6,000	Topre Corp.	93,637
2,500	Topy Industries Ltd.	41,369
1,500	Torex Semiconductor Ltd.	20,904
1,400	Toridoll Holdings Corp.	32,430
500	Torikizoku Co. Ltd.	11,915
3,900	Torishima Pump Manufacturing Co. Ltd.	31,494
79,900	Tosei Corp.	1,047,833
600	Toshiba Machine Co. Ltd.	18,827
64,500	Toshiba TEC Corp.	2,574,524
1,300	Tosho Co. Ltd.	25,615
700	Totech Corp.	17,546
1,100	Totetsu Kogyo Co. Ltd.	32,740
1,300	Totoku Electric Co. Ltd.	29,370
3,700	Tow Co. Ltd.	32,986
20,500	Towa Bank Ltd. (The)	153,057
142,400	Towa Pharmaceutical Co. Ltd.	3,307,838
232,900	Toyo Construction Co. Ltd.	1,126,294
7,200	Toyo Denki Seizo KK	99,938
3,800	Toyo Engineering Corp.(a)	20,095
3,200	Toyo Ink SC Holdings Co. Ltd.	73,182
22,700	Toyo Machinery & Metal Co. Ltd.	108,938
16,000	Toyo Securities Co. Ltd.	21,854
9,300	Toyo Seikan Group Holdings Ltd.	161,015
1,500	Toyo Tanso Co. Ltd.	28,600
13,200	Toyo Tire Corp.	168,480
2,000	Toyo Wharf & Warehouse Co. Ltd.	26,118
17,700	Toyobo Co. Ltd.	247,642
12,700	Toyoda Gosei Co. Ltd.	295,480
14,500	Toyota Boshoku Corp.	214,379
4,700	TPR Co. Ltd.	79,074
400	Trancom Co. Ltd.	28,794
70,500	Transcosmos, Inc.	1,851,719
2,200	Treasure Factory Co. Ltd.	17,238

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
24,700	Trend Micro, Inc.(a)	$1,313,017
2,900	Trinity Industrial Corp.	24,944
1,900	Trusco Nakayama Corp.	44,907
6,600	TS Tech Co. Ltd.	186,996
1,900	Tsubaki Nakashima Co. Ltd.	22,743
32,400	Tsubakimoto Chain Co.	1,022,639
1,900	Tsubakimoto Kogyo Co. Ltd.	70,052
700	Tsudakoma Corp.(a)	7,055
1,800	Tsugami Corp.	16,928
32,800	Tsukada Global Holdings, Inc.	175,268
900	Tsukishima Kikai Co. Ltd.	12,168
11,033	Tsukuba Bank Ltd.	21,179
7,700	Tsukui Corp.	40,932
3,200	Tsumura & Co.	88,598
1,200	Tsurumi Manufacturing Co. Ltd.	20,200
900	Tv Tokyo Holdings Corp.	19,453
7,284	UACJ Corp.	151,925
22,480	Ube Industries Ltd.	463,479
2,000	Uchida Yoko Co. Ltd.	132,527
600	Ueki Corp.	13,616
17,700	ULS Group, Inc.	436,476
1,500	Ulvac, Inc.	55,789
600	Umenohana Co. Ltd.(a)	13,998
300	Uniden Holdings Corp.	5,745
2,200	UNIMAT Retirement Community Co. Ltd.	31,775
600	Union Tool Co.	17,360
8,400	Unipres Corp.	109,695
74,100	United Arrows Ltd.	1,987,990
10,800	United Super Markets Holdings, Inc.	97,480
4,800	Unitika Ltd.(a)	19,447
1,100	Universal Entertainment Corp.	32,790
1,100	Unizo Holdings Co. Ltd.	56,343
4,000	Urbanet Corp. Co. Ltd.	13,142
18,500	Ushio, Inc.	276,762
1,100	UT Group Co. Ltd.	28,415
8,800	Utoc Corp.	45,805
1,300	V Technology Co. Ltd.	59,628
5,900	Valor Holdings Co. Ltd.	104,926
1,700	Valqua Ltd.	36,619
1,700	ValueCommerce Co. Ltd.	40,353
2,200	Vector, Inc.(a)	25,583
1,200	Vision, Inc./Tokyo Japan(a)	15,948
58,800	Vital KSK Holdings, Inc.	565,452
52,600	VT Holdings Co. Ltd.	218,934
1,800	Wacoal Holdings Corp.	48,906
13,600	Wacom Co. Ltd.	50,707
19,200	Wakachiku Construction Co. Ltd.	294,499
2,200	Warabeya Nichiyo Holdings Co. Ltd.	36,790
8,400	Waseda Academy Co. Ltd.	87,523
300	Watahan & Co. Ltd.	5,241
Shares		Value
JAPAN (continued)
7,100	Watts Co. Ltd.	$40,495
2,800	Wavelock Holdings Co. Ltd.	20,750
900	WDB Holdings Co. Ltd.	22,368
4,100	Weathernews, Inc.	145,489
1,400	Weds Co. Ltd.	7,701
1,600	West Holdings Corp.	25,560
30,400	Will Group, Inc.	303,285
1,100	WIN-Partners Co. Ltd.	11,776
12,100	World Co. Ltd.	269,348
33,900	World Holdings Co. Ltd.	522,164
3,600	Wowow, Inc.	89,904
11,100	Xebio Holdings Co. Ltd.	119,856
4,000	Yachiyo Industry Co. Ltd.	25,546
6,000	Yahagi Construction Co. Ltd.	46,514
1,000	YAKUODO Holdings Co. Ltd.	20,313
52,200	YAMABIKO Corp.	520,772
900	YAMADA Consulting Group Co. Ltd.	12,442
292,300	Yamada Denki Co. Ltd.	1,486,385
2,800	Yamagata Bank Ltd. (The)	36,229
73,600	Yamaguchi Financial Group, Inc.	453,059
3,900	Yamaha Motor Robotics Holdings Co. Ltd.(a)	18,104
16,000	Yamaichi Electronics Co. Ltd.	243,348
3,100	YA-MAN Ltd.	18,911
28,000	Yamanashi Chuo Bank Ltd. (The)	259,185
2,300	Yamatane Corp.	31,946
12,500	Yamaya Corp.	256,449
4,800	Yamazaki Baking Co. Ltd.	92,496
900	Yamazawa Co. Ltd.	14,079
8,200	Yamazen Corp.	77,872
1,200	Yaoko Co. Ltd.	62,240
700	Yashima Denki Co. Ltd.	5,814
1,400	Yasunaga Corp.	15,001
60,700	Yellow Hat Ltd.	982,583
4,600	Yokogawa Bridge Holdings Corp.	88,345
6,200	Yokohama Reito Co. Ltd.	54,759
20,900	Yokohama Rubber Co. Ltd. (The)	364,359
5,700	Yokowo Co. Ltd.	154,132
400	Yomiuri Land Co. Ltd.	15,837
600	Yondoshi Holdings, Inc.	13,234
5,400	Yorozu Corp.	72,262
700	Yoshinoya Holdings Co. Ltd.	15,957
17,000	Yossix Co. Ltd.	455,613
3,600	Yotai Refractories Co. Ltd.	23,323
3,700	Yuasa Trading Co. Ltd.	121,222
1,700	Yuken Kogyo Co. Ltd.	26,672
1,100	Yume No Machi Souzou Iinkai Co. Ltd.	10,436
4,700	Yumeshin Holdings Co. Ltd.	36,826
56,600	Yurtec Corp.	347,367

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN (continued)
2,800	Yushin Precision Equipment Co. Ltd.	$24,084
900	Yushiro Chemical Industry Co. Ltd.	11,271
1,500	Zenrin Co. Ltd.	20,599
88,600	Zensho Holdings Co. Ltd.	1,899,477
20,900	Zeon Corp.	228,375
60,000	ZERIA Pharmaceutical Co. Ltd.	1,080,892
3,700	ZIGExN Co. Ltd.	16,869
800	Zojirushi Corp.	16,236
		544,201,562
JERSEY CHANNEL ISLANDS — 0.3%
48,718	Centamin Plc	87,492
199,988	Novocure Ltd.(a)	16,291,022
225	Sanne Group Plc	1,786
		16,380,300
JORDAN — 0.0%
3,419	Hikma Pharmaceuticals Plc	82,711
LIECHTENSTEIN — 0.0%
750	Liechtensteinische Landesbank AG	50,379
269	VP Bank AG	46,081
		96,460
LUXEMBOURG — 0.0%
4,299	APERAM SA	123,725
1,967	Corestate Capital Holding SA	86,279
455	Eurofins Scientific SE	245,245
2,321	IVS Group SA	23,785
10,000	L’Occitane International SA	21,245
376	Millicom International Cellular SA	17,787
3,984	RTL Group SA	181,599
38,208	SES SA	470,571
2,210	Stabilus SA	135,002
503	Sword Group	19,525
		1,324,763
MACAU — 0.0%
16,400	MGM China Holdings Ltd.	23,270
MALAYSIA — 0.1%
75,100	Aeon Co. (M) Berhad	24,923
9,450	AEON Credit Service M Berhad	29,932
300,306	Affin Bank Berhad(a)	134,837
189,600	AirAsia Group Berhad	66,161
78,500	Alliance Bank Malaysia Berhad	46,931
156,300	AMMB Holdings Berhad	141,120
20,100	Amway Malaysia Holdings Berhad	27,614
Shares		Value
MALAYSIA (continued)
27,700	Ann Joo Resources Berhad	$7,435
28,900	APM Automotive Holdings Berhad	15,374
33,000	Astro Malaysia Holdings Berhad	9,663
32,700	Batu Kawan Berhad	130,225
23,600	Berjaya Sports Toto Berhad	14,570
45,700	Bermaz Auto Berhad	20,631
66,900	BIMB Holdings Berhad	64,484
250,707	Boustead Holdings Berhad(a)	50,472
83,160	Boustead Plantation Berhad	12,176
6,000	British American Tobacco Malaysia Berhad	17,247
234,600	Bumi Armada Berhad(a)	20,323
19,850	Bursa Malaysia Berhad	26,883
25,500	Cahya Mata Sarawak Berhad	13,441
9,100	Carlsberg Brewery-Malaysia Berhad	72,613
72,490	Dayang Enterprise Holdings Berhad(a)	48,999
83,300	DRB-Hicom Berhad	46,142
2,300	Dutch Lady Milk Industries Berhad	23,011
184,797	Eastern & Oriental Berhad	25,253
127,900	Eco World Development Group Berhad(a)	19,975
173,400	Felda Global Ventures Holdings Berhad(a)	51,199
5,200	Fraser & Neave Holdings Berhad	41,696
84,500	Gamuda Berhad	79,592
4,200	Genting Plantations Berhad	10,761
54,366	Globetronics Technology Berhad	31,309
47,700	Hap Seng Plantations Holdings Berhad	19,439
18,600	Hartalega Holdings Berhad	26,870
14,200	Heineken Malaysia Berhad	96,538
22,300	Hengyuan Refining Co Berhad(a)	19,427
126,300	Hiap Teck Venture Berhad	6,164
24,700	Hong Leong Industries Berhad	57,621
27,798	IGB Berhad	23,063
131,780	IJM Corp. Berhad	68,173
36,700	IJM Plantations Berhad	16,837
139,031	Inari Amertron Berhad	59,711
131,300	IOI Properties Group Berhad	37,487
94,700	Iskandar Waterfront City Berhad(a)	16,869
71,600	JAKS Resources Berhad(a)	21,840
37,100	Kerjaya Prospek Group Berhad	12,041
34,300	Kossan Rubber Industries	41,013
125,600	KPJ Healthcare Berhad	30,036
142,174	KSL Holdings Berhad(a)	24,979
155,800	Landmarks Berhad(a)	17,108

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
MALAYSIA (continued)
53,360	LBS Bina Group Berhad	$6,185
42,600	Lingkaran Trans Kota Holdings Berhad	48,754
12,000	Lotte Chemical Titan Holding Bhd	6,003
16,920	LPI Capital Berhad	61,768
32,273	Lynas Corp. Ltd.(a)	47,312
42,400	Magni-Tech Industries Berhad	25,349
25,900	Magnum Berhad	16,116
157,873	Mah Sing Group Berhad	25,811
88,423	Malaysia Airports Holdings Berhad	145,430
208,427	Malaysia Building Society Berhad	40,434
7,400	Malaysian Pacific Industries Berhad	21,489
123,500	Malaysian Resources Corp. Berhad	20,192
71,500	Matrix Concepts Holdings Berhad	33,325
36,900	Mega First Corp. Berhad	46,823
149,600	MMC Corp. Berhad	32,307
63,200	Muhibbah Engineering M Berhad	26,218
72,300	My EG Services Berhad	18,348
33,800	Padini Holdings Berhad	27,301
63,420	Paramount Corp. Berhad	20,428
11,000	Petron Malaysia Refining & Marketing Berhad	12,911
19,780	QL Resources Berhad	40,062
493,500	Sapura Energy Berhad	29,504
64,857	Sarawak Oil Palms Berhad	54,285
16,600	Scientex Berhad	36,659
56,490	Serba Dinamik Holdings Berhad	31,016
42,000	Shangri-La Hotels (Malaysia) Berhad	48,170
111,600	Sime Darby Berhad	59,368
77,800	Sime Darby Property Berhad	14,808
30,400	SKP Resources Berhad	11,127
20,200	SP Setia Bhd Group	6,457
76,530	Sunway Berhad	33,615
67,866	Sunway Construction Group Berhad	29,975
51,784	Supermax Corp. Berhad	22,493
35,000	Syarikat Takaful Malaysia Keluarga Berhad	38,860
22,700	Ta Ann Holdings Berhad(a)	17,837
269,700	TA Enterprise Berhad	36,855
195,360	TA Global Berhad	11,203
66,900	Tan Chong Motor Holdings Berhad	21,059
36,900	Telekom Malaysia Berhad	34,757
18,360	TIME dotCom Berhad	41,532
39,740	Top Glove Corp. Berhad	56,730
43,600	TSH Resources Berhad	12,661
Shares		Value
MALAYSIA (continued)
14,700	Uchi Technologies Berhad	$9,470
19,600	UEM Edgenta Berhad	12,770
18,900	UMW Holdings Berhad	18,079
23,700	United Malacca Berhad	30,362
20,800	United Plantations Berhad	132,474
207,100	UOA Development Berhad	100,063
6,200	ViTrox Corp. Bhd	14,070
78,875	VS Industry Berhad	25,984
55,000	Wah Seong Corp. Berhad(a)	15,837
42,100	Westports Holdings Berhad	40,580
38,200	Yinson Holdings Berhad	57,794
43,272	YNH Property Berhad(a)	28,405
312,726	YTL Corp. Berhad	68,299
		3,845,932
MALTA — 0.0%
14,841	Kindred Group Plc - SDR	75,586
MEXICO — 0.1%
10,989	ALEATICA SAB de CV	16,976
351,126	Alfa SAB de CV - Series A	264,058
50,138	Alpek SAB de CV	47,045
15,767	Alsea SAB de CV(a)	38,284
132,449	Axtel SAB de CV - CPO Units(a)	22,360
46,358	Banco del Bajio SA	76,570
14,700	Becle SAB de CV	27,299
14,637	Bolsa Mexicana de Valores SAB de CV	34,076
582,001	Cemex SAB de CV - CPO -Units	233,780
82,556	Consorcio ARA SAB de CV -Series B	18,306
20,365	Controladora Vuela Cia de Aviacion SAB de CV - Class A(a)	26,481
15,500	Corp Inmobiliaria Vesta SAB de CV	28,300
25,361	Corp. Actinver SAB de CV	14,630
47,638	Corp. Interamericana de Entretenimiento SAB de CV - Series B(a)	36,556
24,022	Corp. Moctezuma SAB de CV	74,143
1,260	Corporativo Fragua SAB de CV	16,137
35,363	Credito Real SAB de CV SOFOM ER	44,729
42,295	Fibra Uno Administracion SA de CV REIT	69,501
15,240	Fresnillo Plc	133,304
39,113	Genomma Lab Internacional SAB de CV - Class B(a)	46,077
35,002	Gentera SAB de CV	39,641
5,782	Gruma SAB de CV - Series B	61,454
30,292	Grupo Aeromexico SAB de CV(a)	22,909

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
MEXICO (continued)
11,618	Grupo Aeroportuario del Centro Norte SAB de CV	$88,416
13,171	Grupo Aeroportuario del Pacifico SAB de CV - Series B	163,087
5,517	Grupo Aeroportuario del Sureste SAB de CV - Series B	106,101
51,513	Grupo Cementos de Chihuahua SAB de CV	267,195
23,503	Grupo Comercial Chedraui SA de CV	30,872
45,428	Grupo Famsa SAB de CV - Class A(a)	9,929
22,346	Grupo Herdez SAB de CV - Series A	44,537
6,880	Grupo Industrial Saltillo SAB de CV	8,374
17,079	Grupo KUO SAB De CV - Series B	48,339
9,061	Grupo Rotoplas SAB de CV	7,553
19,200	Grupo Sanborns SAB de CV	23,675
8,920	Grupo Simec SAB de CV - Series B(a)	30,826
37,388	Hoteles City Express SAB de CV(a)	28,077
256,075	Impulsora del Desarrollo y el Empleo en America Latina SAB de CV(a)	542,087
5,874	Industrias Bachoco SAB de CV - Series B	23,570
131,489	Industrias CH SAB de CV - Series B(a)	650,573
8,343	Industrias Penoles SAB de CV	86,602
45,760	Kimberly-Clark de Mexico SAB de CV - Class A	94,666
36,269	La Comer SAB de CV(a)	46,067
19,599	Macquarie Mexico Real Estate Management SA de CV REIT	26,709
90	Medica Sur SAB de CV - Series B(a)	100
31,945	Megacable Holdings SAB de CV - CPO Shares	119,729
118,273	Nemak SAB de CV	49,136
85,914	Orbia Advance Corp. SAB de CV	203,014
11,623	Organizacion Cultiba SAB de CV	7,381
84,289	Organizacion Soriana SAB de CV - Series B	106,791
8,733	Promotora y Operadora de Infraestructura SAB de CV	94,445
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	8,324
8,043	Qualitas Controladora SAB de CV - Class I	36,262
49,541	Regional SAB de CV	282,136
Shares		Value
MEXICO (continued)
21,201	Telesites SAB de CV(a)	$15,596
11,663	Unifin Financiera SAB de CV	17,776
		4,660,561
MONACO — 0.0%
1,900	Endeavour Mining Corp.(a)	38,907
NETHERLANDS — 0.6%
4,578	Aalberts NV	200,653
23,237	Accell Group NV	719,013
106,961	Aegon NV	435,237
1,396	AFC Ajax NV	31,274
10,937	Altice Europe NV(a)	70,546
483	AMG Advanced Metallurgical Group NV	11,035
4,302	Amsterdam Commodities NV	98,763
6,735	Arcadis NV	153,572
130,048	ASM International NV	15,872,528
334,870	ASR Nederland NV	12,493,514
1,337	Basic-Fit NV(a)	49,600
4,924	BE Semiconductor Industries NV	209,756
7,881	Boskalis Westminster	185,035
337	Brack Capital Properties NV(a)	32,520
1,066	Brunel International NV	9,801
7,289	Corbion NV	252,541
2,476	Euronext NV	215,150
4,336	ForFarmers NV	28,372
4,320	GrandVision NV	132,522
148,505	Heijmans NV - CVA(a)	1,179,252
1,897	Hunter Douglas NV	124,129
1,555	IMCD Group NV	134,603
7,159	Intertrust NV	127,512
2,243	Kendrion NV	49,255
4,105	Koninklijke Vopak NV	220,258
392	Lucas Bols NV	5,869
1,655	Nederland Apparatenfabriek	89,755
3,778	NSI NV REIT	206,148
3,894	OCI NV(a)	67,371
24,070	Ordina NV	53,016
14,229	PostNL NV	26,314
4,544	QIAGEN NV(a)	151,992
7,622	Randstad NV	439,228
10,338	SBM Offshore NV	178,115
455	Shop Apotheke Europe NV(a)	23,036
13,317	Signify NV	444,850
5,632	Sligro Food Group NV	161,152
86,230	SNS REAAL NV(a)(b)	0
3,279	TKH Group NV	173,974
133,800	TomTom NV	1,457,648
9,605	Van Lanschot Kempen NV	204,101
350	Vastned Retail NV REIT	9,433
765,391	VEON Ltd. – ADR	1,982,363
		38,710,806

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
NEW ZEALAND — 0.4%
218,861	Air New Zealand Ltd.	$398,950
6,753	CBL Corp. Ltd.(a)(b)	2,595
86,835	Chorus Ltd.	366,530
4,341	Contact Energy Ltd.	20,877
15,914	EBOS Group Ltd.	245,340
56,210	Fletcher Building Ltd.	201,654
6,739	Freightways Ltd.	37,462
5,539	Genesis Energy Ltd.	11,278
3,881	Hallenstein Glasson Holdings Ltd.	15,052
16,288	Heartland Group Holdings Ltd.	19,688
20,946	Infratil Ltd.	73,384
61,542	Kathmandu Holdings Ltd.	118,944
37,989	Kiwi Property Group Ltd.	38,430
12,351	Mainfreight Ltd.	331,083
13,684	Metlifecare Ltd.	60,767
27,644	New Zealand Refining Co. Ltd. (The)	29,127
56,805	NZME Ltd.(a)	14,259
78,891	NZX Ltd.	70,883
7,349	PGG Wrightson Ltd.	11,591
205,771	Port of Tauranga Ltd.	1,008,218
204,453	Pushpay Holdings Ltd.(a)	594,713
1,119	Restaurant Brands New Zealand Ltd.(a)	9,656
15,128	Sanford Ltd.	76,763
63,055	Skellerup Holdings Ltd.	101,897
115,434	SKYCITY Entertainment Group Ltd.	271,604
209,847	Stride Property Group	325,548
31,804	Summerset Group Holdings Ltd.	183,378
835	Synlait Milk Ltd.(a)	4,739
4,776	Tourism Holdings, Ltd.	9,231
15,627	Trustpower Ltd.	75,760
296,438	Xero Ltd.(a)	16,982,063
860,956	Z Energy Ltd.	2,476,522
		24,187,986
NORWAY — 0.2%
28,203	ABG Sundal Collier Holding ASA	12,219
1,087	AF Gruppen ASA	20,327
16,316	Akastor ASA(a)	16,302
11,928	American Shipping Co. ASA	41,498
5,464	Atea ASA	71,048
96,279	Austevoll Seafood ASA	942,593
9,647	Avance Gas Holding Ltd.(a)	55,588
5,467	Axactor SE(a)	10,283
23,074	B2Holding ASA	19,429
7,044	Bonheur ASA	163,120
15,816	Borregaard ASA	151,317
21,532	BW Offshore Ltd.(a)	119,038
2,914	Data Respons ASA	15,239
Shares		Value
NORWAY (continued)
75,534	DNO ASA	$75,748
2,877	Entra ASA	49,295
12,338	Europris ASA	44,936
11,761	Frontline Ltd.	107,535
5,496	Grieg Seafood ASA	84,490
7,112	Hexagon Composites ASA(a)	25,593
8,291	Hoegh LNG Holdings Ltd.	24,924
8,021	Itera ASA	9,549
194	Kongsberg Gruppen ASA	3,016
27,615	Kvaerner ASA	30,623
1,742	Medistim ASA	41,287
16,871	NEL ASA(a)	16,829
34,556	Nordic Semiconductor ASA(a)	220,531
120,918	Norwegian Finans Holding ASA(a)	1,239,028
46,133	Norwegian Property ASA	69,215
7,346	Ocean Yield ASA	36,898
15,636	Odfjell Drilling Ltd.(a)	41,581
8,670	Odfjell SE - Class A(a)	26,204
15,813	Olav Thon Eiendomsselskap ASA	292,950
8,549	Otello Corp. ASA(a)	15,522
49,298	Petroleum Geo-Services ASA(a)	95,241
2,131	Protector Forsikring ASA(a)	9,587
84,541	Salmar ASA	4,151,704
6,036	Sbanken ASA	46,002
5,320	Scatec Solar ASA	90,981
6,581	Selvaag Bolig ASA	37,778
5,643	SpareBank 1 BV	24,724
17,310	Sparebank 1 Oestlandet	183,489
243,600	SpareBank 1 SR-Bank ASA	2,595,448
201	Sparebanken More	7,058
24,311	Storebrand ASA	187,395
10,447	TGS Nopec Geophysical Co. ASA	267,026
5,713	Veidekke ASA	72,050
		11,862,238
PERU — 0.1%
293,300	Cia de Minas Buenaventura SAA - ADR	3,792,369
18,863	Hochschild Mining Plc	41,921
		3,834,290
PHILIPPINES — 0.0%
390,200	Alliance Global Group, Inc.(a)	82,907
4,047	Altus San Nicolas Corp.(a)(b)	308
150,400	Bloomberry Resorts Corp.	26,630
27,890	Cebu Air, Inc.	41,152
133,952	China Banking Corp.	66,146
225,500	Cosco Capital, Inc.	26,973
64,000	D&L Industries, Inc.	11,080
246,300	DMCI Holdings, Inc.	29,558
148,350	East West Banking Corp.(a)	32,688

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
PHILIPPINES (continued)
165,200	Emperador, Inc.	$23,465
44,200	Filinvest Development Corp.	11,322
2,062,375	Filinvest Land, Inc.	59,238
43,720	First Philippine Holdings Corp.	57,327
43,435	Globe Telecom, Inc.	1,615,033
1,869	GT Capital Holdings, Inc.	24,820
63,226	Integrated Micro-Electronics, Inc.	8,720
24,290	International Container Terminal Services, Inc.	62,123
5,290	Jollibee Foods Corp.	19,899
657,700	Lopez Holdings Corp.	48,134
86,600	LT Group, Inc.	16,696
11,600	Manila Water Co., Inc.(b)	2,775
33,500	Megawide Construction Corp.	9,622
1,018,696	Megaworld Corp.	81,167
352,300	Metro Pacific Investments Corp.	22,248
47,934	Metropolitan Bank & Trust Co.	54,083
139,200	Petron Corp.	9,914
152,000	Philex Mining Corp.(a)	8,612
49,100	Phoenix Petroleum Philippines, Inc.	11,495
19,870	Pilipinas Shell Petroleum Corp.	11,708
1,225	PLDT, Inc.	24,004
38,600	Puregold Price Club, Inc.	29,009
104,253	Rizal Commercial Banking Corp.	41,020
210,207	Robinsons Land Corp.	105,455
15,190	Robinsons Retail Holdings, Inc.	23,026
13,571	Security Bank Corp.	47,257
83,440	Semirara Mining & Power Corp.	36,114
6	Top Frontier Investment Holdings, Inc.(a)	22
161,290	Union Bank of Philippines, Inc.	201,494
583,900	Vista Land & Lifescapes, Inc.	80,411
		3,063,655
POLAND — 0.2%
817	Amica SA	30,828
348	Apator SA	1,895
552	Bank Handlowy w Warszawie SA	8,035
29,732	Bank Millennium SA(a)	45,582
965	Budimex SA	45,728
885	CD Projekt SA	64,321
2,430	Ciech SA(a)	24,428
14,875	Cyfrowy Polsat SA	104,425
1,360	Dino Polska SA(a)	57,039
28,255	Enea SA(a)	52,287
770,847	Energa SA(a)	1,428,471

Shares		Value
POLAND (continued)
4,391	Eurocash SA	$22,043
7,502	Famur SA	6,167
4,475	Globe Trade Centre SA	10,891
119	Grupa Azoty Zaklady Chemiczne Police SA(a)	313
1,643	Grupa Kety SA	153,506
9,826	Grupa Lotos SA	195,123
1,298	Inter Cars SA	79,397
244,369	KGHM Polska Miedz SA(a)	5,752,011
21,659	LC Corp. SA	15,261
32	LPP SA	69,913
1,552	Lubelski Wegiel Bogdanka SA	11,937
506	mBank SA(a)	48,477
23,981	Netia SA(a)	28,162
151	Neuca SA	15,199
17,977	Orange Polska SA(a)	32,502
943,371	PGE Polska Grupa Energetyczna SA(a)	1,670,265
1,888	PKP Cargo SA	8,644
1,383,131	Polskie Gornictwo Naftowe i Gazownictwo SA	1,284,409
2,678,235	Tauron Polska Energia SA(a)	1,027,179
14,630	Vistula Group SA(a)	14,651
1,885	Warsaw Stock Exchange	20,360
		12,329,449
PORTUGAL — 0.1%
140,010	Altri SGPS SA	866,454
518,059	Banco Comercial Portugues SA	110,142
1,231,589	Banco Espirito Santo SA(a)(b)	0
10,031	Jeronimo Martins SGPS SA	172,937
16,422	Mota-Engil SGPS SA	30,762
18,766	Navigator Co. SA (The)	67,432
563,501	NOS SGPS SA	2,926,028
20,026	REN - Redes Energeticas Nacionais SGPS SA	60,633
6,215	Semapa - Sociedade de Investimento e Gestao	86,711
281,496	Sonae SGPS SA	262,087
		4,583,186
PUERTO RICO — 0.1%
129,700	EVERTEC, Inc.	4,354,029
QATAR — 0.1%
1,685,770	Barwa Real Estate Co.	1,639,007
1,808,846	Doha Bank QPSC	1,361,230
773,170	Qatar International Islamic Bank QSC	1,987,605
		4,987,842
ROMANIA — 0.0%
4,060	NEPI Rockcastle Plc	33,408
RUSSIA — 0.7%
1,508,650	Alrosa PJSC	1,892,375

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
RUSSIA (continued)
8,467	Etalon Group Plc	$19,474
821,953,914	Federal Grid Co. Unified Energy System PJSC	2,817,173
3,038,052	Gazprom PJSC	10,771,869
1,373,778	Gazprom PJSC - ADR	9,657,659
4,316	Globaltrans Investment Plc	37,420
9,718	Highland Gold Mining Ltd.	26,923
89,739	Magnit PJSC	5,231,003
14,884	Magnitogorsk Iron & Steel Works PJSC	136,635
2,324	Mail.Ru Group Ltd.(a)	54,707
88,190	Mobile Telesystems OJSC - ADR	898,656
702,945	Mobile TeleSystems PJSC	3,588,524
3,185	Novolipetsk Steel PJSC	68,923
461,351	Petropavlovsk Plc(a)	110,755
1,292	Ros Agro Plc	13,178
116,079,399	ROSSETI PJSC	2,908,090
973,330	Rostelecom PJSC(a)	1,339,637
365,562,194	RusHydro PJSC	3,938,209
17,144	RusHydro PJSC – ADR	16,801
5,614	TMK PJSC	19,481
4,241,953,683	VTB Bank PJSC	3,078,423
		46,625,915
SAUDI ARABIA — 0.0%
963,836	Dar Al Arkan Real Estate Development Co.(a)	2,525,189
SINGAPORE — 0.2%
813,800	Accordia Golf Trust - Units	393,601
1,837,930	Asian Pay Television Trust - Units	224,926
35,000	Banyan Tree Holdings, Ltd.	10,388
21,700	Best World International Ltd.(b)	8,039
9,600	BOC Aviation Ltd.	88,749
7,400	Bonvests Holdings Ltd.	6,453
25,598	Boustead Projects Ltd.	17,821
63,529	Boustead Singapore Ltd.	35,382
23,600	Bukit Sembawang Estates Ltd.	78,171
9,090	BW LPG Ltd.	73,724
418,100	Cache Logistics Trust, REIT	214,473
458,500	China Aviation Oil Singapore Corp. Ltd.	386,395
2,060,000	China Sunsine Chemical Holdings Ltd.	732,156
90,000	Chip Eng Seng Corp. Ltd.	38,583
14,700	City Developments Ltd.	114,187
25,100	ComfortDelGro Corp. Ltd.	39,914
1,608,200	CSE Global Ltd.	601,042
88,000	CW Group Holdings Ltd.(a)(b)	491
41,300	Delfi Ltd.	29,055
254,800	EC World Real Estate Investment Trust Unit, REIT	134,439
584,900	Ezion Holdings Ltd.(a)(b)	3,472
Shares		Value
SINGAPORE (continued)
491,700	Far East Hospitality Trust	$245,021
130,121	Far East Orchard Ltd.	108,704
24,400	First Resources Ltd.	30,397
53,000	Food Empire Holdings Ltd.	25,051
164,000	Fragrance Group Ltd.(a)	16,825
360,800	Frasers Logistics & Industrial Trust, REIT	322,568
121,000	Frasers Property Ltd.	150,740
646,400	Frencken Group Ltd.	400,270
122,600	GL Ltd.	70,976
338,800	Golden Agri-Resources Ltd.	52,138
58,000	GP Industries Ltd.	24,652
64,166	GuocoLand Ltd.	86,050
89,200	Halcyon Agri Corp. Ltd.(a)	29,742
32,000	Hiap Hoe Ltd.	18,291
1,165,900	Hi-P International Ltd.	1,110,706
52,734	Ho Bee Land Ltd.	88,495
392,640	Hong Fok Corp. Ltd.	224,431
232,800	Hong Leong Asia Ltd.(a)	100,654
14,700	Hong Leong Finance Ltd.	28,008
9,000	Hour Glass Ltd. (The)	5,078
76,000	Hyflux Ltd.(a)	6
26,000	IGG, Inc.	18,312
129,600	Indofood Agri Resources Ltd.	30,391
52,140	Japfa Ltd.	21,015
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
90,757	Keppel Infrastructure Trust - Units	34,917
173,400	Koufu Group Ltd.	93,397
135,400	Lian Beng Group Ltd.	49,612
42,000	Low Keng Huat Singapore Ltd.	12,773
75,000	Lum Chang Holdings Ltd.	19,511
879,300	Mapletree Commercial Trust, REIT	1,514,257
400,600	Midas Holdings Ltd.(a)(b)	10,568
1,008,100	Moya Holdings Asia Ltd.(a)	55,406
93,500	Olam International Ltd.	123,333
68,690	OM Holdings Ltd.	20,232
28,200	OUE Ltd.	29,758
216,999	Oxley Holdings Ltd.	55,657
34,800	Parkway Life Real Estate Investment Trust, REIT	91,297
320,300	Penguin International Ltd.	150,221
84,970	QAF Ltd.	47,946
39,618	Raffles Medical Group Ltd.	30,194
304,400	RHT Health Trust - Units REIT(b)	4,238
239,250	Roxy-Pacific Holdings Ltd.	62,241
57,281	Sasseur Real Estate Investment Trust, REIT	33,371
19,500	SATS Ltd.	65,162
89,600	Sembcorp Industries Ltd.	139,200
171,695	Sheng Siong Group Ltd.	154,760
5,400	SIA Engineering Co. Ltd.	10,368

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SINGAPORE (continued)
49,700	SIIC Environment Holdings Ltd.	$8,559
527,100	Sinarmas Land Ltd.	90,773
503,200	Singapore Airlines Ltd.	3,152,836
8,100	Singapore Exchange Ltd.	51,642
54,300	Singapore Medical Group Ltd.(a)	12,335
47,900	Singapore Post Ltd.	31,416
174,000	Singapore Reinsurance Corp. Ltd.	36,340
440,400	Stamford Land Corp. Ltd.	161,366
24,100	StarHub Ltd.	25,432
111,800	Sunningdale Tech Ltd.	102,411
310,298	Tuan Sing Holdings Ltd.	70,491
231,692	United Industrial Corp. Ltd.	478,801
171,068	UOB-Kay Hian Holdings Ltd.	151,687
54,311	UOL Group Ltd.	317,604
62,800	Venture Corp. Ltd.	751,520
15,900	Wing Tai Holdings Ltd.	23,304
26,250	Xinghua Port Holdings Ltd.	3,278
446	XP Power Ltd.	21,084
1,038,800	Yanlord Land Group Ltd.	875,436
		15,614,716
SOUTH AFRICA — 0.5%
3,451	Adcock Ingram Holdings Ltd.	11,692
39,276	Advtech Ltd.	28,001
16,012	AECI Ltd.	110,740
9,268	African Oxygen Ltd.	13,314
13,666	African Rainbow Minerals Ltd.	153,801
10,747	Afrimat Ltd.	23,372
97,498	Alexander Forbes Group Holdings Ltd.	33,845
12,771	Allied Electronics Corp. Ltd. - A Shares	19,358
38,527	Alviva Holdings Ltd.	36,323
75,520	Anglo American Platinum Ltd.	6,035,662
53,538	AngloGold Ashanti Ltd.	1,083,638
83,136	ArcelorMittal South Africa Ltd.(a)	7,090
17,122	Aspen Pharmacare Holdings Ltd.(a)	132,381
1,860	Assore Ltd.	30,395
4,437	Astral Foods Ltd.	58,863
18,910	AVI Ltd.	97,520
36,123	Barloworld Ltd.	224,798
14,066	Bidvest Group Ltd. (The)	194,001
1,314	Cashbuild Ltd.	17,335
2,973	City Lodge Hotels Ltd.	14,173
11,801	Clicks Group Ltd.	192,074
7,676	Coronation Fund Managers Ltd.	21,481
21,103	DataTec Ltd.	47,103
14,503	Discovery Ltd.	113,040
3,467	Distell Group Holdings Ltd.	30,030
Shares		Value
SOUTH AFRICA (continued)
4,981	EOH Holdings Ltd.(a)	$2,721
7,810	Equites Property Fund Ltd. REIT	10,335
15,471	Exxaro Resources Ltd.	125,522
3,858	Famous Brands Ltd.	18,765
9,109	Foschini Group Ltd. (The)	83,634
168,854	Gold Fields Ltd.	1,100,192
43,149	Growthpoint Properties Ltd. REIT	60,633
34,961	Harmony Gold Mining Co. Ltd.(a)	118,404
6,699	Hudaco Industries Ltd.	45,304
6,285	Hyprop Investments Ltd. REIT	22,559
1,144,043	Impala Platinum Holdings Ltd.(a)	10,786,027
12,929	Imperial Logistics Ltd.	43,796
20,593	Investec Plc	113,993
23,797	Italtile Ltd.	20,597
1,926	JSE Ltd.	14,115
143,714	KAP Industrial Holdings Ltd.	35,334
5,751	Lewis Group Ltd.	11,400
13,066	Liberty Holdings Ltd.	91,933
126,345	Life Healthcare Group Holdings Ltd.	210,792
37,440	Long4Life Ltd.(a)	9,305
5,279	Massmart Holdings Ltd.	18,772
11,631	Mediclinic International Plc	56,720
355,109	Merafe Resources Ltd.	14,906
22,537	Metair Investments Ltd.	35,063
111,479	Momentum Metropolitan Holdings	148,480
17,720	Motus Holdings Ltd.	95,634
16,444	Mpact Ltd.	17,048
9,464	Mr Price Group Ltd.	107,274
20,984	MultiChoice Group Ltd.(a)	149,280
171,949	Murray & Roberts Holdings Ltd.	123,046
60,253	Nampak Ltd.(a)	19,672
34,414	Netcare Ltd.	45,974
13,803	Northam Platinum Ltd.(a)	115,594
6,814	Oceana Group Ltd.	28,671
24,031	Peregrine Holdings Ltd.	30,406
16,287	Pick’n Pay Stores Ltd.	70,483
5,508	Pioneer Foods Group Ltd.	39,965
5,246	PSG Group Ltd.	74,888
16,317	PSG Konsult Ltd.	9,785
12,027	Raubex Group Ltd.	19,008
88,504	Redefine Properties Ltd. REIT	42,399
3,765	Resilient REIT Ltd. REIT	16,331
8,400	Reunert Ltd.	34,359
7,777	Royal Bafokeng Platinum Ltd.(a)	26,940
2,487	Santam Ltd.	46,824
693,321	Sappi Ltd.(a)	1,761,424
8,496	Shoprite Holdings Ltd.	66,265
3,684,870	Sibanye Gold Ltd.(a)	9,594,878

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
8,610	SPAR Group Ltd. (The)	$109,985
9,522	Sun International Ltd.(a)	22,212
81,592	Super Group Ltd.(a)	135,257
35,534	Telkom SA SOC Ltd.	76,379
5,002	Tiger Brands Ltd.	65,656
3,369	Tongaat Hulett Ltd.(a)(b)	1,112
24,737	Transaction Capital Ltd.	40,331
14,987	Trencor Ltd.(a)	9,237
17,772	Truworths International Ltd.	52,220
22,055	Tsogo Sun Gaming Ltd.	16,047
2,815	Wilson Bayly Holmes-Ovcon Ltd.	24,342
50,049	Woolworths Holdings Ltd.	147,994
		35,166,252
SOUTH KOREA — 1.0%
1,493	Able C&C Co. Ltd.(a)	12,326
3,445	Aekyung Petrochemical Co. Ltd.	22,690
781	AfreecaTV Co. Ltd.(a)	35,385
1,836	AJ Networks Co. Ltd.	7,556
706	AK Holdings, Inc.(a)	17,978
4,880	ALUKO Co. Ltd.(a)	10,011
1,630	Amotech Co. Ltd.(a)	35,900
2,449	Ananti, Inc.(a)	18,637
230	Asia Cement Co. Ltd.(a)	12,929
230	ASIA Holdings Co. Ltd.(a)	19,587
962	Asia Paper Manufacturing Co. Ltd.(a)	28,129
16,835	Asiana Airlines, Inc.(a)	64,410
2,350	Autech Corp.(a)	22,083
2,934	Baiksan Co. Ltd.(a)	18,094
140	BGF retail Co. Ltd.	19,382
1,524	BH Co. Ltd.(a)	27,108
295	Binggrae Co. Ltd.(a)	13,094
32,432	BNK Financial Group, Inc.	183,677
1,549	Bookook Securities Co. Ltd.(a)	26,643
6,025	Boryung Pharmaceutical Co. Ltd.(a)	68,750
4,103	Capro Corp.(a)	10,328
501	Cell Biotech Co. Ltd.	7,041
3,758	Cheil Worldwide, Inc.	66,688
416	Chong Kun Dang Pharmaceutical Corp.(a)	32,410
409	Chongkundang Holdings Corp.(a)	38,606
977	CJ CheilJedang Corp.(a)	194,687
907	CJ Corp.(a)	63,011
1,136	CJ ENM Co. Ltd.(a)	131,724
804	CJ Freshway Corp.	17,337
3,726	CJ Hello Co. Ltd.	16,006
333	CJ Logistics Corp.(a)	40,792
653	CKD Bio Corp.(a)	15,533
400	Com2uSCorp.	34,165
Shares		Value
SOUTH KOREA (continued)
251	Cosmax, Inc.(a)	$14,405
1,415	CosmoAM&T Co. Ltd.(a)	12,347
426	COSON Co. Ltd.(a)	2,062
2,367	COWELL FASHION Co. Ltd.	10,248
637	Crown Confectionery Co. Ltd.(a)	4,340
1,379	Crown Haitai Holdings Co. Ltd.(a)	11,686
1,323	Cymechs, Inc./Korea	12,932
4,684	D.I Corp.(a)	13,028
4,227	Dae Dong Industrial Co. Ltd.(a)	18,442
1,110	Dae Hwa Pharmaceutical Co. Ltd.	10,338
14,862	Dae Won Kang Up Co. Ltd.	41,836
12,386	Daea TI Co. Ltd.	48,844
7,258	Dae-Il Corp.(a)	11,631
3,396	Daelim Industrial Co. Ltd.(a)	230,798
2,871	Daesang Corp.(a)	50,466
4,103	Daesang Holdings Co. Ltd.(a)	20,414
2,247	Daesung Industrial Co. Ltd.(a)	6,269
1,178	Daewon Pharmaceutical Co. Ltd.	15,666
358,758	Daewoo Engineering & Construction Co. Ltd.(a)	1,309,391
2,186	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	45,303
7,695	Daewoong Co. Ltd.(a)	73,925
183	Daewoong Pharmaceutical Co. Ltd.(a)	18,118
639	Daihan Pharmaceutical Co. Ltd.(a)	16,513
5,223	Daishin Securities Co. Ltd.(a)	46,671
5,636	Danal Co. Ltd.(a)	14,281
594	Danawa Co. Ltd.(a)	12,086
1,525	Dawonsys Co. Ltd.(a)	21,304
6,854	DB Financial Investment Co. Ltd.(a)	22,255
6,210	DB HiTek Co. Ltd.	142,504
6,034	DB Insurance Co. Ltd.	215,166
375	Dentium Co. Ltd.(a)	15,307
5,479	Deutsch Motors, Inc.(a)	36,868
22,349	DGB Financial Group, Inc.(a)	121,885
313	DI Dong Il Corp.(a)	18,886
887	DIO Corp.(a)	28,280
1,833	DMS Co. Ltd.(a)	8,043
215	Dong-A ST Co. Ltd.(a)	16,975
1,950	Dong-Ah Geological Engineering Co. Ltd.(a)	26,178
3,239	Dongjin Semichem Co. Ltd.(a)	47,558
665	DongKook Pharmaceutical Co. Ltd.	49,100
10,327	Dongkuk Steel Mill Co. Ltd.(a)	42,630
927	Dongsuh Cos., Inc.	12,678

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
115	Dongwon F&B Co. Ltd.	$20,263
264	Dongwon Industries Co.Ltd.(a)	44,744
3,000	Doosan Bobcat, Inc.	77,527
739	Doosan Co Ltd.	38,877
2,472	Doosan Fuel Cell Co. Ltd.(a)	15,576
9,487	Doosan Heavy Industries & Construction Co. Ltd.(a)	43,541
354,416	Doosan Infracore Co. Ltd.(a)	1,463,042
1,362	Doosan Solus Co. Ltd.(a)	29,826
781	DoubleUGames Co. Ltd.	30,962
1,169	Douzone Bizon Co. Ltd.	88,471
2,732	DRB Holding Co. Ltd.(a)	11,782
412	DTR Automotive Corp.(a)	10,007
4,090	DY Corp.(a)	17,295
2,154	DY POWER Corp.(a)	18,434
174	e Tec E&C Ltd.(a)	9,329
153	E1 Corp.(a)	5,719
6,197	Eagon Holdings Co. Ltd.(a)	12,973
1,587	Eagon Industrial Ltd.(a)	8,655
4,965	Easy Bio, Inc.(a)	19,204
803	Ecopro Co. Ltd.	13,812
4,089	Elentec Co. Ltd.(a)	16,622
1,390	E-MART, Inc.	129,454
1,478	EM-Tech Co. Ltd.(a)	11,285
998	ENF Technology Co. Ltd.	23,320
564	Eo Technics Co. Ltd.(a)	49,687
11,176	Eugene Investment & Securities Co. Ltd.(a)	21,989
2,306	Eugene Technology Co. Ltd.	33,085
4,135	Eusu Holdings Co. Ltd.(a)	21,649
936	F&F Co. Ltd.(a)	79,711
3,408	FCB Twelve Co. Ltd.(a)	22,361
2,005	Fila Korea Ltd.(a)	74,356
1,087	Fine Semitech Corp.	7,716
3,565	Foosung Co. Ltd.(a)	25,185
779	Genie Music Corp.(a)	1,997
667	GOLFZON Co. Ltd.(a)	31,619
2,412	Grand Korea Leisure Co. Ltd.	37,035
19,172	Green Cross Corp.(a)	1,986,611
1,306	Green Cross Holdings Corp.(a)	22,409
137,943	GS Engineering & Construction Corp.	3,240,680
9,123	GS Global Corp.(a)	15,194
7,417	GS Holdings Corp.	284,396
1,932	GS Retail Co. Ltd.	64,273
178	Gwangju Shinsegae Co. Ltd.	24,418
700	HAESUNG DS Co. Ltd.(a)	10,484
2,861	Halla Corp.(a)	6,457
546	Halla Holdings Corp.	19,149
107,184	Hana Financial Group, Inc.	2,985,702
5,944	Hana Micron, Inc.(a)	30,522
388	Hana Tour Service, Inc.	14,617
821	Hanall Biopharma Co. Ltd.(a)	17,531
Shares		Value
SOUTH KOREA (continued)
1,536	Hancom, Inc.(a)	$14,370
935	Handok, Inc.	18,318
1,011	Handsome Co. Ltd.	23,242
2,326	Hanjin Heavy Industries & Construction Co. Ltd.(a)	8,392
2,580	Hanjin Kal Corp.(a)	88,753
280	Hanjin Transportation Co. Ltd.(a)	7,776
76	Hankook Shell Oil Co. Ltd.(a)	19,098
9,880	Hankook Tire & Technology Co. Ltd.(a)	237,912
108	Hanmi Pharm Co. Ltd.(a)	25,463
341	Hanmi Science Co. Ltd.(a)	9,213
3,807	Hanmi Semiconductor Co. Ltd.(a)	27,789
978	Hansae Co. Ltd.	12,432
1,513	Hansae Yes24 Holdings Co. Ltd.(a)	7,959
1,819	Hanshin Construction Co. Ltd.(a)	20,680
634	Hansol Chemical Co. Ltd.	57,982
3,258	Hansol Holdings Co. Ltd.(a)	9,567
16,438	Hansol HomeDeco Co. Ltd.(a)	14,413
3,882	Hansol Paper Co. Ltd.	46,577
4,396	Hansol Technics Co. Ltd.(a)	32,273
524	Hanssem Co. Ltd.(a)	31,347
1,369	Hanwha Aerospace Co. Ltd.(a)	37,331
12,707	Hanwha Chemical Corp.(a)	179,648
6,639	Hanwha Corp.(a)	121,155
4,245	Hanwha General Insurance Co. Ltd.(a)	8,334
16,802	Hanwha Investment & Securities Co. Ltd.(a)	27,349
34,012	Hanwha Life Insurance Co. Ltd.(a)	58,501
2,960	Hanyang Eng Co. Ltd.(a)	29,430
2,836	Harim Holdings Co. Ltd.(a)	18,512
1,738	HDC Hyundai Engineering Plastics Co. Ltd.(a)	6,161
7,210	Heungkuk Fire & Marine Insurance Co. Ltd.(a)	17,574
3,133	Hite Jinro Co. Ltd.(a)	78,861
4,119	HJ Magnolia Yongpyong Hotel & Resort Corp.(a)	18,489
1,530	Hotel Shilla Co. Ltd.	112,197
5,644	HS Industries Co. Ltd.(a)	53,511
6,474	HS R&A Co. Ltd.(a)	11,190
1,564	Huchems Fine Chemical Corp.	25,589
67	Hugel, Inc.(a)	24,583
618	Huons Co. Ltd.	24,897
2,395	Huons Global Co. Ltd.	61,190
1,576	Huvis Corp.(a)	7,524
2,600	Hwangkum Steel & Technology Co. Ltd.(a)	14,485
1,316	Hy-Lok Corp.(a)	17,335

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
425	Hyosung Chemical Corp.(a)	$42,077
562	Hyosung Corp.(a)	33,573
1,860	Hyundai Bioscience Co. Ltd.(a)	18,415
2,903	Hyundai BNG Steel Co. Ltd.(a)	20,022
38,992	Hyundai Construction Equipment Co. Ltd.(a)	873,505
870	Hyundai Corp.	11,606
39,224	Hyundai Department Store Co. Ltd.	2,566,994
577	Hyundai Elevator Co. Ltd.(a)	29,435
111,132	Hyundai Engineering & Construction Co. Ltd.(a)	3,561,893
1,807	Hyundai Glovis Co. Ltd.	222,871
3,301	Hyundai Greenfood Co. Ltd.	28,527
560	Hyundai Heavy Industries Holdings Co. Ltd.	128,506
1,755	Hyundai Livart Furniture Co. Ltd.	16,418
8,137	Hyundai Marine & Fire Insurance Co. Ltd.	150,198
7,226	Hyundai Merchant Marine Co. Ltd.(a)	21,068
2,548	Hyundai Motor Securities Co. Ltd.	20,245
897	Hyundai Rotem Co. Ltd.(a)	10,725
7,917	Hyundai Steel Co.	187,986
1,245	Hyundai Wia Corp.(a)	44,761
899	HyVision System, Inc.(a)	9,165
3,262	ICD Co. Ltd.(a)	42,970
6,080	IHQ, Inc.(a)	8,239
792	Il Dong Pharmaceutical Co. Ltd.(a)	10,433
5,139	Iljin Display Co. Ltd.(a)	25,181
2,212	Iljin Electric Co. Ltd.(a)	5,930
662	Iljin Materials Co. Ltd.(a)	26,661
540	Ilyang Pharmaceutical Co. Ltd.	10,897
1,171	InBody Co. Ltd.(a)	20,682
245,714	Industrial Bank of Korea(a)	2,216,240
2,264	Innox Advanced Materials Co., Ltd.(a)	90,322
4,639	Inscobee, Inc.(a)	11,035
5,356	Interpark Holdings Corp.(a)	9,055
2,081	IS Dongseo Co. Ltd.(a)	50,024
1,144	i-SENS, Inc.	22,125
5,112	IsuPetasys Co. Ltd.(a)	16,299
1,301	Jahwa Electronics Co. Ltd.(a)	10,916
2,946	JASTECH Ltd.(a)	28,178
2,907	JB Financial Group Co. Ltd.(a)	12,464
737	Jcontentree Corp.(a)	24,240
861	Jeju Air Co. Ltd.(a)	15,857
2,125	Jinsung T.E.C.(a)	11,054
3,377	Jusung Engineering Co. Ltd.(a)	19,579
Shares		Value
SOUTH KOREA (continued)
1,321	JW Pharmaceutical Corp.(a)	$32,475
1,661	JYP Entertainment Corp.(a)	34,423
2,578	KAON Media Co. Ltd.	15,441
81,383	KB Financial Group, Inc.	3,001,034
1,052	KEPCO Engineering & Construction Co., Inc.(a)	17,388
824	KEPCO Plant Service & Engineering Co. Ltd.(a)	25,961
3,003	Keyang Electric Machinery Co. Ltd.(a)	7,206
7,117	KEYEAST Co. Ltd.(a)	18,302
852	KG Chemical Corp.(a)	8,578
2,847	Kginicis Co. Ltd.	42,400
4,335	KGMobilians Co. Ltd.	20,477
1,590	KIWOOM Securities Co. Ltd.(a)	94,585
964	Koentec Co. Ltd.(a)	6,932
556	Koh Young Technology, Inc.(a)	42,918
1,469	Kolmar BNH Co. Ltd.(a)	32,724
541	Kolmar Korea Co. Ltd.(a)	19,178
1,625	Kolmar Korea Holdings Co. Ltd.(a)	29,041
440	Kolon Corp.(a)	5,667
2,513	Kolon Industries, Inc.(a)	89,084
6,169	Korea Asset In Trust Co. Ltd.	15,217
1,723	Korea Autoglass Corp.(a)	21,685
122,296	Korea Electric Power Corp.(a)	2,601,169
809	Korea Electric Terminal Co. Ltd.	25,963
579	Korea Gas Corp.(a)	15,788
536	Korea Information & Communications Co. Ltd.(a)	3,400
5,031	Korea Investment Holdings Co. Ltd.(a)	280,708
2,885	Korea Line Corp.(a)	49,865
573	Korea Petrochemical Ind Co. Ltd.(a)	44,952
17,755	Korea Real Estate Investment & Trust Co. Ltd.	29,869
38,142	Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	3,648,268
1,041	Korea United Pharm, Inc.(a)	14,412
6,053	Korean Air Lines Co. Ltd.(a)	120,110
11,209	Korean Reinsurance Co.(a)	81,163
2,714	Kortek Corp.	27,326
350	KPX Chemical Co. Ltd.	15,799
2,891	KT Skylife Co. Ltd.	21,030
12,081	KTB Investment & Securities Co. Ltd.(a)	21,793
3,749	KTCS Corp.(a)	6,496
700	Kukdo Chemical Co. Ltd.(a)	24,345
2,347	Kumho Petrochemical Co. Ltd.	128,786

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
6,035	Kumho Tire Co., Inc.(a)	$19,343
5,317	Kwang Dong Pharmaceutical Co. Ltd.(a)	28,640
1,610	Kyeryong Construction Industrial Co. Ltd.	24,113
4,479	Kyobo Securities Co. Ltd.	32,808
1,118	Kyongbo Pharmaceutical Co. Ltd.(a)	7,842
682	Kyung Dong Navien Co. Ltd.	23,518
2,747	Kyungbang Co. Ltd.(a)	21,020
3,492	Kyungdong Pharm Co. Ltd.	23,439
560	L&F Co. Ltd.	10,807
3,000	LB Semicon, Inc.(a)	19,734
7,239	Leadcorp Inc (The)	36,443
682	LEENO Industrial, Inc.	46,636
2,818	LF Corp.(a)	35,584
53,470	LG Electronics, Inc.	2,956,474
210	LG Hausys Ltd.	8,607
1,690	LG Innotek Co. Ltd.	215,530
4,149	LG International Corp.	42,122
1,254	Lock & Lock Co. Ltd.(a)	14,677
385	Lotte Chilsung Beverage Co. Ltd.(a)	40,055
1,305	Lotte Corp.	38,651
2,654	LOTTE Fine Chemical Co. Ltd.	86,956
37	Lotte Food Co. Ltd.(a)	11,176
824	LOTTE Himart Co. Ltd.(a)	18,459
9,809	Lotte Non-Life Insurance Co. Ltd.(a)	13,909
1,333	Lotte Shopping Co. Ltd.(a)	129,179
2,178	LS Corp.	72,822
1,913	LS Industrial Systems Co. Ltd.	84,587
7,515	Macquarie Korea Infrastructure Fund	73,142
3,810	Mando Corp.	107,250
1,288	Mcnex Co. Ltd.	38,202
227	Medy-Tox, Inc.	61,771
377	MegaStudyEdu Co. Ltd.(a)	14,013
7,186	Meritz Financial Group, Inc.	64,513
4,743	Meritz Fire & Marine Insurance Co. Ltd.	62,479
41,376	Meritz Securities Co. Ltd.	127,060
2,704	MiCo Ltd.	14,611
47,998	Mirae Asset Daewoo Co. Ltd.(a)	277,473
15,866	Mirae Asset Life Insurance Co. Ltd.(a)	55,911
1,001	Modetour Network, Inc.(a)	12,388
5,297	Moorim P&P Co. Ltd.(a)	17,333
7,421	Moorim Paper Co. Ltd.(a)	15,940
1,740	Namhae Chemical Corp.(a)	11,314
434	NeoPharm Co. Ltd.	14,802
708	Neowiz(a)	10,188
3,085	NEPES Corp.(a)	61,345
7,239	Nexen Corp.(a)	34,924
Shares		Value
SOUTH KOREA (continued)
3,829	Nexen Tire Corp.(a)	$26,055
15,622	NH Investment & Securities Co. Ltd.(a)	144,836
1,051	NHN KCP Corp.	21,340
2,870	NICE Holdings Co. Ltd.(a)	53,458
1,136	Nice Information & Telecommunication, Inc(a)	27,212
3,006	NICE Information Service Co. Ltd.(a)	42,372
2,683	NICE Total Cash Management Co. Ltd.(a)	17,018
302	NongShim Co. Ltd.	58,533
454	Noroo Holdings Co. Ltd.(a)	4,133
2,740	NPC(a)	8,759
46,130	OCI Co. Ltd.(a)	2,159,713
3,642	OPTRON-TEC, Inc.(a)	19,649
1,460	Orange Life Insurance Ltd.(b)	33,687
1,868	Orion Corp.	24,372
431	Orion Corp./Republic of Korea	37,066
505	Osstem Implant Co. Ltd.(a)	18,008
53	Ottogi Corp.(a)	22,546
4,424	Paik Kwang Industrial Co. Ltd.(a)	11,804
15,220	Pan Ocean Co. Ltd.(a)	50,825
5,134	Pan-Pacific Co. Ltd.	10,123
1,952	Paradise Co. Ltd.(a)	27,842
4,914	Partron Co. Ltd.	45,971
162	Pearl Abyss Corp.(a)	24,684
2,784	Poongsan Corp.	48,002
776	POSCO Chemical Co. Ltd.	37,372
4,494	Posco ICT Co. Ltd.	18,627
6,913	Posco International Corp.(a)	97,734
4,870	Power Logics Co. Ltd.(a)	36,652
2,046	Protec Co. Ltd.(a)	28,325
3,374	PSK, Inc.	64,403
1,800	Pulmuone Co. Ltd.(a)	15,933
1,772	S&T Motiv Co. Ltd.	57,909
27,750	S-1 Corp.	2,121,093
393	Sajo Industries Co. Ltd.(a)	10,914
821	Sajodaerim Corp.(a)	9,919
851	Sam Chun Dang Pharm Co. Ltd.	20,635
2,523	Sambo Motors Co. Ltd.(a)	11,156
5,492	Samick Musical Instruments Co. Ltd.	8,225
1,859	Samick THK Co. Ltd.	21,135
2,847	Samji Electronics Co. Ltd.(a)	22,215
574	Samjin Pharmaceutical Co. Ltd.	11,390
1,210	Sammok S-Form Co. Ltd.(a)	7,848
3,371	Samsung Card Co. Ltd.	107,337
335,177	Samsung Engineering Co. Ltd.(a)	4,851,117
26,742	Samsung Heavy Industries Co. Ltd.(a)	149,209
26,630	Samsung SDS Co. Ltd.	4,334,623

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
7,839	Samsung Securities Co. Ltd.	$231,845
15,416	SAMT Co. Ltd.(a)	31,431
535	Samwha Capacitor Co. Ltd.(a)	24,464
378	Samyang Corp.	13,416
426	Samyang Foods Co. Ltd.	36,279
580	Samyang Holdings Corp.	27,154
10,570	Savezone I&C Corp.(a)	25,541
12,045	S-Connect Co. Ltd.(a)	20,465
2,543	Seah Besteel Corp.(a)	27,524
485	SeAH Holdings Corp.(a)	29,096
1,617	Sebo Manufacturing Engineer Corp.(a)	9,728
1,369	Seegene, Inc.(a)	34,574
2,419	Sekonix Co. Ltd.(a)	13,842
12,974	Seohan Co. Ltd.(a)	11,648
22,619	Seohee Construction Co. Ltd.(a)	20,591
4,633	Seoul Semiconductor Co. Ltd.(a)	55,976
1,713	SFA Engineering Corp.(a)	58,640
1,034	SFA Semicon Co. Ltd.(a)	4,884
273	Shindaeyang Paper Co. Ltd.(a)	14,705
464	Shinsegae Engineering & Construction Co. Ltd.	9,869
244	Shinsegae Food Co. Ltd.	13,798
139	Shinsegae International, Inc.	23,908
940	Shinsegae, Inc.	210,580
9,563	Shinsung E&G Energy Co. Ltd.(a)	7,133
806	Silicon Works Co. Ltd.	25,089
2,858	SIMMTECH Co. Ltd.(a)	26,258
642	SK Bioland Co. Ltd.	11,258
651	SK Chemicals Co. Ltd.	31,626
907	SK Discovery Co. Ltd.	17,731
250	SK Gas Ltd.	15,867
332	SK Materials Co. Ltd.	43,539
500,344	SK Networks Co. Ltd.	2,088,527
50,607	SK Securities Co. Ltd.(a)	24,670
2,802	SKC Co. Ltd.	122,485
1,591	SKCKOLONPI, Inc.	51,994
2,440	SL Corp.(a)	34,291
602	SM Entertainment Co. Ltd.(a)	16,592
4,340	Solid, Inc.(a)	19,882
2,175	Songwon Industrial Co. Ltd.(a)	23,997
1,433	Soulbrain Co. Ltd.	117,708
134	SPC Samlip Co. Ltd.(a)	8,567
4,928	Ssangyong Cement Industrial Co. Ltd.	20,529
5,404	Ssangyong Motor Co.(a)	8,842
1,302	Suheung Co. Ltd.	39,327
1,349	Sun Kwang Co. Ltd.(a)	17,544
2,270	Sung Kwang Bend Co. Ltd.(a)	18,075
5,975	Sungchang Enterprise Holdings Ltd.(a)	7,695
2,957	Sungshin Cement Co. Ltd.(a)	15,779
Shares		Value
SOUTH KOREA (continued)
10,772	Sungwoo Hitech Co. Ltd.(a)	$32,808
67	Suprema, Inc.(a)	2,532
4,680	Synopex, Inc.(a)	9,777
2,784	Systems Technology, Inc.	41,228
3,467	Tae Kyung Industrial Co. Ltd.	15,592
5,742	Taeyoung Engineering & Construction Co. Ltd.(a)	66,485
4,737	Tailim Packaging Co. Ltd.	14,527
2,118	TechWing, Inc.	30,210
2,038	TES Co Ltd.	40,782
5,795	TK Chemical Corp.(a)	12,860
753	Tokai Carbon Korea Co. Ltd.	37,907
8,545	Tongyang Life Insurance Co. Ltd.(a)	25,774
4,967	Top Engineering Co. Ltd.(a)	36,757
1,855	Toptec Co. Ltd.(a)	16,264
4,916	Tovis Co. Ltd.	35,637
1,046	Unid Co. Ltd.	38,616
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	23,658
2,607	UniTest, Inc.	34,451
754	Vieworks Co. Ltd.	22,680
1,082	Vitzrocell Co. Ltd.(a)	15,388
1,434	Webzen Inc(a)	17,626
696	Whanin Pharmaceutical Co. Ltd.(a)	8,789
2,949	WiSoL Co. Ltd.(a)	33,279
8,940	Wonik Holdings Co. Ltd.(a)	39,380
3,348	WONIK IPS Co. Ltd.(a)	96,492
1,292	Wonik Materials Co. Ltd.(a)	28,185
1,325	Wonik QnC Corp.(a)	16,843
246,475	Woori Financial Group, Inc.	2,099,024
19,800	Woori Investment Bank Co Ltd.(a)	9,635
4,070	Y G-1 Co. Ltd.(a)	22,981
2,162	Youlchon Chemical Co. Ltd.	22,766
49	Young Poong Corp.(a)	25,736
3,091	Youngone Corp.(a)	80,138
764	Youngone Holdings Co. Ltd.(a)	26,570
16,555	Yuanta Securities Korea Co. Ltd.(a)	37,642
259	Yuhan Corp.(a)	47,373
3,045	Yuyang DNU Co. Ltd.(a)	10,398
2,552	Zeus Co. Ltd.	29,120
		65,706,080
SPAIN — 0.4%
13,957	Acciona SA	1,585,055
17,766	Acerinox SA	173,430
1,659	ACS Actividades de Construccion y Servicios SA	55,253
929	Alantra Partners SA	15,815
346,714	Almirall SA	5,133,399
3,400	AmRest Holdings SE(a)	42,209
356,081	Applus Services SA	4,142,635

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SPAIN (continued)
11,724	Atresmedia Corp. de Medios de Comunicaion SA	$39,762
2,752	Azkoyen SA	19,595
114,422	Banco de Sabadell SA	103,297
28,729	Bankia SA	52,301
49,643	Bankinter SA	322,302
6,859	Bolsas y Mercados Espanoles SHMSF SA	266,245
20,024	Caja de Ahorros del Mediterraneo(a)(b)	0
23,463	Cellnex Telecom SA	1,168,895
38,690	Cia de Distribucion Integral Logista Holdings SA	869,342
2,586	CIE Automotive SA	56,815
2,513	Construcciones y Auxiliar de Ferrocarriles SA	111,621
5,852	Ebro Foods SA	121,172
69,192	EDP Renovaveis SA	920,851
34,668	eDreams ODIGEO SA(a)	169,943
14,311	Elecnor SA	163,478
51,843	Enagas SA	1,398,318
21,838	Ence Energia y Celulosa SA	88,547
16,697	Ercros SA	47,998
29,804	Euskaltel SA	280,961
78,710	Faes Farma SA	429,484
2,298	Fluidra SA(a)	28,290
7,912	Fomento de Construcciones y Contratas SA	98,454
16,826	Grupo Catalana Occidente SA	553,297
47,660	Grupo Ezentis SA(a)	22,649
1,924	Iberpapel Gestion SA	53,132
9,320	Indra Sistemas SA(a)	107,085
5,814	Inmobiliaria Colonial Socimi SA REIT	77,957
1,502	Laboratorios Farmaceuticos Rovi SA	41,478
288,042	Liberbank SA	95,389
50,363	Mapfre SA	129,137
2,908	Masmovil Ibercom SA(a)	60,955
339,837	Mediaset Espana Comunicacion SA	1,866,019
18,936	Melia Hotels International SA	152,257
2,815	Miquel y Costas & Miquel SA	47,017
664,565	Pharma Mar SA(a)	3,049,863
1,765	Prim SA	23,490
12,629	Prosegur Cia de Seguridad SA	49,806
13,298	Quabit Inmobiliaria SA(a)	15,633
594	Realia Business SA(a)	593
13,619	Red Electrica Corp. SA	272,404
60,741	Sacyr SA	174,475
1,320	Sacyr Sa(a)	3,793
9,426	Siemens Gamesa Renewable Energy SA	150,589
5,619	Talgo SA(a)	37,204
1,445	Tecnicas Reunidas SA(a)	35,257
25,052	Tubacex SA	70,849
Shares		Value
SPAIN (continued)
16,134	Unicaja Banco SA	$16,131
4,253	Vidrala SA	457,530
2,388	Viscofan SA	127,336
34,839	Vocento SA	44,048
13,229	Zardoya Otis SA	99,841
		25,740,681
SWEDEN — 1.3%
8,497	AAK AB	159,800
8,404	AcadeMedia AB	50,632
1,972	Addlife AB	60,019
13,163	AddNode Group AB	266,626
10,444	AddTech AB - Class B	320,581
16,626	AF POYRY AB	423,469
2,380	Alimak Group AB	32,732
11,722	Arise AB(a)	45,539
722,700	Arjo AB - B Shares	3,465,273
25,024	Atrium Ljungberg AB - Class B	605,656
6,162	Attendo AB	33,956
183,141	Avanza Bank Holding AB	1,795,854
19,668	Axfood AB	408,196
578	BE Group AB	2,191
7,305	Beijer Alma AB	110,786
5,582	Beijer Electronics Group AB	32,703
2,374	Beijer Ref AB	71,514
8,577	Bergman & Beving AB	77,155
910	Besqab AB	13,565
30,283	Betsson AB	129,979
408,565	Bilia AB - A Shares	4,494,389
23,063	BillerudKorsnas AB	296,825
800	BioGaia AB - Class B	34,694
3,126	Biotage AB	39,031
35,514	Bonava AB - Class B	317,995
8,615	Bravida Holding AB	78,661
1,722	BTS Group AB	44,003
13,650	Bufab AB	187,163
102,626	Bure Equity AB	2,291,972
10,295	Byggmax Group AB(a)	30,735
232,591	Castellum AB	5,716,381
22,628	Catena AB	980,157
18,117	Cellavision AB	627,618
105,602	Clas Ohlson AB - Class B	1,121,080
428,925	Cloetta AB - B Shares	1,514,865
5,671	Coor Service Management Holding AB	51,898
8,322	Corem Property Group AB	24,118
3,910	Corem Property Group AB - Preference Shares	160,837
131	Creades AB	6,484
305,694	Dios Fastigheter AB	2,819,768
23,359	Dometic Group AB	213,283
13,750	Doro AB(a)	67,772
8,351	Duni AB	113,985
11,660	Dustin Group AB	90,234
3,235	Eastnine AB	47,247

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SWEDEN (continued)
5,106	Elanders AB - B Shares	$46,992
16,297	Enea AB(a)	278,476
2,011	Enlabs AB(a)	4,533
69,143	Eolus Vind AB - B Shares	1,094,578
5,271	Fagerhult AB	32,578
181,196	Fastighets AB Balder - Class B(a)	8,609,111
9	FastPartner AB	95
9,885	Fingerprint Cards AB - Class B(a)	17,548
28,588	Fortnox AB	501,862
466	G5 Entertainment AB	5,581
854	GARO AB	28,431
9,155	Genovis AB(a)	24,726
579,605	Getinge AB - B Shares	9,907,032
37,037	Global Gaming 555 AB	19,929
16,539	Granges AB	153,074
18,656	Gunnebo AB	48,544
30,730	Haldex AB	155,934
9,633	Hexpol AB	87,005
33,076	HIQ International AB	172,133
2,022	HMS Networks AB	34,992
11,313	Hoist Finance AB(a)	56,571
5,960	Holmen AB - B Shares	176,691
3,392	Hufvudstaden AB - A Shares	67,228
48,034	Humana AB	308,355
9,766	Husqvarna AB - B Shares	73,771
1,473	Husqvarna AB - Class A	11,108
6,904	Indutrade AB	249,284
109,564	Instalco AB	1,559,201
13,804	Intrum AB	382,994
130,512	Inwido AB	984,239
6,362	JM AB	194,688
112,791	Klovern AB - B Shares	283,299
9,466	KNOW IT AB	193,511
195,833	Kungsleden AB	2,087,117
6,275	Lagercrantz Group AB - B Shares	102,336
314,619	Lindab International AB	3,568,791
8,693	Loomis AB - Class B	315,505
1,196	Medicover AB(a)	13,119
3,312	Medivir AB - Class B(a)	5,030
4,640	Mekonomen AB(a)	38,751
1,325	Modern Times Group MTG AB - Class B(a)	13,216
8,224	Momentum Group AB - Class B	99,267
6,683	Mycronic AB	130,301
6,608	Nederman Holding AB	98,980
86,344	New Wave Group AB - Class B	519,307
58,056	Nobia AB	428,776
7,202	Nobina AB	54,687
65,683	Nolato AB - B Shares	3,813,979
Shares		Value
SWEDEN (continued)
1,900	Nordic Waterproofing Holding AS	$18,335
8,096	NP3 Fastigheter AB	104,954
144,784	Nyfosa AB(a)	1,418,227
1,084	OEM International AB - B Shares	27,475
93,780	Orexo AB(a)	588,384
27,790	Peab AB	279,433
2,570	Platzer Fastigheter Holding AB - Class B	30,540
149,511	Pricer AB - B Shares	330,801
7,882	Proact IT Group AB	127,725
414,411	Ratos AB - B Shares	1,459,300
23,949	RaySearch Laboratories AB(a)	233,845
215,472	Recipharm AB - B Shares	3,169,331
799	Rejlers AB	9,960
8,478	Resurs Holding AB	46,983
183,986	Rottneros AB	212,139
4,059	Saab AB - Class B	132,055
2,136	Sagax AB - Class B	32,927
28,315	Samhallsbyggnadsbolaget i Norden AB	69,855
49,388	SAS AB(a)	71,002
47,946	Scandi Standard AB	369,049
9,373	Scandic Hotels Group AB	99,602
2,663	Sectra AB - Class B	109,542
11,101	Semcon AB	76,337
5,989	Sintercast AB	125,044
73,225	SkiStar AB	806,267
15,987	SSAB AB - Class A	49,288
32,183	SSAB AB - Class B	92,903
11,782	Svolder AB- Class B	171,585
32,121	Sweco AB - Class B	1,241,211
8,577	Systemair AB	156,360
5,104	Thule Group AB	120,775
22,493	Trelleborg AB - B Shares	369,864
2,598	Troax Group AB	35,245
716	VBG Group AB - B Shares	12,867
56,419	Vitrolife AB	1,185,005
1,459	Volati AB	6,494
47,537	Vostok Emerging Finance Ltd.(a)	15,999
8,234	Vostok New Ventures Ltd.	57,734
3,733	Wallenstam AB - B Shares	48,898
144,299	Wihlborgs Fastigheter AB	2,766,996
		82,811,013
SWITZERLAND — 0.9%
19,887	Adecco Group AG	1,170,674
1,913	AEVIS VICTORIA SA	28,004
2,036	Allreal Holding AG	422,757
6,094	ALSO Holding AG	995,843
128	APG SGA SA	37,076
5,003	Arbonia AG	60,252
29,094	Ascom Holding AG	289,067

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SWITZERLAND (continued)
661	Autoneum Holding AG	$76,449
4,095	Baloise Holding AG	741,028
491	Banque Cantonale de Geneve	103,991
736	Banque Cantonale Vaudoise	616,645
81	Barry Callebaut AG	179,626
35	Belimo Holding AG	245,640
473	Bell Food Group AG	123,504
1,462	Bellevue Group AG	42,500
818	Berner Kantonalbank AG	194,479
304	BKW AG	28,311
1,241	Bobst Group SA	65,323
354	Bossard Holding AG - Class A	51,490
756	Bucher Industries AG	253,674
88	Burckhardt Compression Holding AG	24,120
232	Burkhalter Holding AG	18,522
1,680	Calida Holding AG	63,140
15,139	Cavotec SA(a)	31,766
49,636	Cembra Money Bank AG	5,818,007
1,007	Cicor Technologies Ltd.	60,951
554	Cie Financiere Tradition SA	63,268
4,573	Clariant AG	103,168
186	Coltene Holding AG	16,317
124	Conzzeta AG	141,096
224	Daetwyler Holding AG	40,465
1,087	DKSH Holding AG	56,246
968	dormakaba Holding AG	609,020
4,919	Dufry AG	427,655
2,041	EDAG Engineering Group AG	22,862
7,762	EFG International AG	48,190
554	Emmi AG	537,780
2,219	Energiedienst Holding AG	82,475
41,190	Evolva Holding SA(a)	11,739
175	Feintool International Holding AG	9,357
395	Fenix Outdoor International AG	42,262
1,122,107	Ferrexpo Plc	2,061,101
2,203	Flughafen Zuerich AG	383,558
90	Forbo Holding AG	154,921
7,863	GAM Holding AG(a)	24,311
221	Georg Fischer AG	217,627
39	Gurit Holding AG	59,115
55,440	Helvetia Holding AG	7,989,070
3,758	Highlight Communications AG	18,172
17,811	Huber & Suhner AG	1,331,387
12	Hypothekarbank Lenzburg AG	57,807
36,512	Implenia AG	1,492,019
125	Inficon Holding AG	96,423
21	Interroll Holding AG	41,119
519	Intershop Holding AG	335,152
467	Investis Holding SA	41,987
28,196	IWG Plc	164,420
Shares		Value
SWITZERLAND (continued)
12,009	Julius Baer Group Ltd.	$602,195
719	Jungfraubahn Holding AG	123,168
2,436	Kardex AG	416,285
135	Komax Holding AG	27,373
122,651	Kongsberg Automotive ASA(a)	69,073
5,018	Landis & Gyr Group AG	461,060
1,955	Lastminute.com NV(a)	90,118
34	LEM Holding SA	51,537
4,890	Logitech International SA	220,131
777	Luzerner Kantonalbank AG	330,338
679	Meier Tobler Group AG(a)	11,434
65	Metall Zug AG - Class B	148,463
3,411	Mobilezone Holding AG	38,813
1,595	Mobimo Holding AG	514,997
2,027	Molecular Partners AG(a)	47,771
13,248	OC Oerlikon Corp AG	141,530
939	Orascom Development Holding AG(a)	13,765
329	Orell Fuessli Holding AG	38,939
514	Orior AG	47,227
833	Peach Property Group AG(a)	33,815
271	Phoenix Mecano AG	125,906
261	Plazza AG	79,666
12,016	PSP Swiss Property AG	1,818,867
4,404	Rieter Holding AG	581,591
154	Romande Energie Holding SA	203,052
137	Schaffner Holding AG	27,451
219	Schweiter Technologies AG	271,476
810	SFS Group AG	75,727
3,917	Siegfried Holding AG	1,815,760
557	Sonova Holding AG	139,828
507	St. Galler Kantonalbank AG	241,604
324	Straumann Holding AG	309,468
1,694	Sulzer AG	187,480
3,811	Sunrise Communications Group AG	315,341
5,096	Swatch Group AG (The)	248,769
1,992	Swatch Group AG (The)	501,929
2,142	Swiss Life Holding AG	1,079,451
5,160	Swiss Prime Site AG	631,071
3,070	Swissquote Group Holding SA	185,819
424	Tamedia AG	40,014
73,360	Temenos AG	11,873,779
235	Thurgauer Kantonalbank	26,716
2,057	u-blox Holding AG	185,156
2,697	Valiant Holding AG	277,764
1,541	Valora Holding AG	411,168
694	VAT Group AG	105,231
433	Vaudoise Assurances Holding SA	258,937
71	Vetropack Holding AG	213,029
1,506	Vifor Pharma AG	278,310
6,951	Von Roll Holding AG(a)	6,062

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SWITZERLAND (continued)
17,165	Vontobel Holding AG	$1,199,340
743	VZ Holding AG	263,429
11	Warteck Invest AG	24,896
8,243	Zehnder Group AG	391,953
73	Zug Estates Holding AG - B Shares	181,136
29	Zuger Kantonalbank AG	197,508
		56,625,644
TAIWAN — 1.7%
24,000	Accton Technology Corp.	129,498
5,536,878	Acer, Inc.	3,097,528
5,050	Acter Group Corp. Ltd.	28,669
7,025	Actron Technology Corp.	23,371
9,998	Adlink Technology, Inc.	15,390
3,000	Advanced Ceramic X Corp.	30,388
22,000	Advanced International Multitech Co. Ltd.	27,528
15,000	Advanced Wireless Semiconductor Co.	45,285
24,373	Advancetek Enterprise Co. Ltd.	15,168
19,000	Aerospace Industrial Development Corp.	21,227
3,916	Airtac International Group	60,797
9,000	Alchip Technologies Ltd.	68,672
22,000	Ambassador Hotel (The)	18,716
22,000	Ampire Co. Ltd.	14,966
9,099	Anpec Electronics Corp.	21,325
26,000	APCB, Inc.	20,613
24,161	Apex International Co. Ltd.	42,629
62,872	Ardentec Corp.	56,922
10,000	Asia Optical Co., Inc.	28,634
65,543	Asia Pacific Telecom Co. Ltd.(a)	17,140
30,100	Asia Vital Components Co. Ltd.	34,027
2,208	ASMedia Technology, Inc.	58,326
2,000	ASPEED Technology, Inc.	62,432
11,000	Aten International Co. Ltd.	30,587
9,272,000	AU Optronics Corp.	3,099,977
24,800	Audix Corp.	33,864
58,171	Bank of Kaohsiung Co. Ltd.	18,717
18,000	BenQ Materials Corp.	10,100
88,350	BES Engineering Corp.	21,525
10,000	Brighton-Best International Taiwan, Inc.	9,252
13,000	C Sun Manufacturing Ltd.	10,242
9,900	Capital Futures Corp.	13,994
191,955	Capital Securities Corp.	64,813
35,479	Career Technology Manufacturing Co. Ltd.	35,292
16,000	Casetek Holdings Ltd.	22,536
34,300	Cathay Real Estate Development Co. Ltd.	23,276
26,519	Center Laboratories, Inc.	46,087
Shares		Value
TAIWAN (continued)
20,748	Central Reinsurance Co. Ltd.	$13,496
34,975	ChainQui Construction Development Co. Ltd.	25,529
1,730	Chang Wah Electromaterials, Inc.	9,335
21,000	Channel Well Technology Co. Ltd.	17,379
13,185	Charoen Pokphand Enterprise	27,584
3,000	Chaun-Choung Technology Corp.	20,755
14,000	CHC Healthcare Group	17,611
50,920	Cheng Loong Corp.	33,206
1,328,559	Cheng Shin Rubber Industry Co. Ltd.	1,730,570
39,797	Cheng Uei Precision Industry Co. Ltd.	52,432
25,277	Chicony Electronics Co. Ltd.	71,876
12,300	Chicony Power Technology Co. Ltd.	24,145
7,961	Chilisin Electronics Corp.	31,097
357,744	China Airlines Ltd.	94,975
105,000	China Bills Finance Corp.	52,832
21,000	China Chemical & Pharmaceutical Co. Ltd.	14,598
78,672	China General Plastics Corp.	49,741
128,584	China Life Insurance Co. Ltd/Taiwan(a)	105,135
33,077	China Metal Products	33,012
3,919,650	China Petrochemical Development Corp.	1,050,984
6,114	China Steel Chemical Corp.	24,287
31,360	China Wire & Cable Co. Ltd.	26,887
21,000	Chinese Maritime Transport Ltd.	18,943
42,883	Chin-Poon Industrial Co. Ltd.	43,296
54,000	Chipbond Technology Corp.	108,325
53,000	ChipMOS Technologies, Inc.	52,633
25,000	Chong Hong Construction Co. Ltd.	69,516
10,876	Chroma ATE, Inc.	54,184
64,000	Chun YU Works & Co. Ltd.	41,524
124,779	Chun Yuan Steel	41,512
132,000	Chung Hung Steel Corp.	40,724
138,779	Chung Hwa Pulp Corp.	39,692
22,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	19,811
7,000	Cleanaway Co. Ltd.	36,612
117,498	CMC Magnetics Corp.(a)	31,894
4,774,000	Compal Electronics, Inc.	2,899,894
135,000	Compeq Manufacturing Co. Ltd.	182,777
3,391	Concraft Holding Co. Ltd.	15,098
52,200	Coretronic Corp.	63,243
24,000	Co-Tech Development Corp.	28,958
47,523	CSBC Corp. Taiwan(a)	38,699
18,838	CTCI Corp.	23,509

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
TAIWAN (continued)
1,649	Cub Elecparts, Inc.	$11,818
18,000	CviLux Corp.	14,628
6,000	CyberPower Systems, Inc.	20,557
80,133	Da-Li Development Co. Ltd.	74,804
28,000	Darfon Electronics Corp.	35,685
47,000	Darwin Precisions Corp.	22,715
10,000	Depo Auto Parts Industrial Co. Ltd.	18,869
66,904	D-Link Corp.	30,674
42,000	Dynamic Electronics Co. Ltd.(a)	21,272
13,000	Dynapack International Technology Corp.	28,617
41,000	E Ink Holdings, Inc.	40,377
36,000	Eastern Media International Corp.	12,453
7,620	Eclat Textile Co. Ltd.	98,375
3,000	Egis Technology, Inc.	19,862
9,924	Elan Microelectronics Corp.	28,351
7,000	E-LIFE MALL Corp.	15,664
22,809	Elite Advanced Laser Corp.	48,323
14,967	Elite Material Co. Ltd.	57,224
37,000	Elite Semiconductor Memory Technology, Inc.	41,949
3,000	eMemory Technology, Inc.	32,226
98,000	EnTie Commercial Bank Co. Ltd.	49,959
91,015	Epistar Corp.	103,190
71,975	Eternal Materials Co. Ltd.	64,210
9,691,814	Eva Airways Corp.	3,914,070
54,120	Everest Textile Co. Ltd.(a)	15,085
84,000	Evergreen International Storage & Transport Corp.	38,373
7,641,470	Evergreen Marine Corp. Taiwan Ltd.(a)	2,972,203
68,342	Everlight Chemical Industrial Corp.	34,387
759,000	Everlight Electronics Co. Ltd.	949,724
8,609	Excelsior Medical Co. Ltd.	15,075
146,062	Far Eastern Department Stores Ltd.	118,942
315,205	Far Eastern International Bank	124,166
39,478	Faraday Technology Corp.	64,623
12,000	Farglory Land Development Co. Ltd.	16,028
69,255	Federal Corp.(a)	27,052
46,320	Feng Hsin Steel Co. Ltd.	81,266
4,833,516	First Financial Holding Co. Ltd.	3,776,059
61,000	First Insurance Co. Ltd. (The)	28,876
129,859	First Steamship Co. Ltd.	41,439
34,049	FLEXium Interconnect, Inc.	119,474
9,955	Flytech Technology Co. Ltd.	23,859
24,000	Focaltech Systems Co. Ltd.	20,259
Shares		Value
TAIWAN (continued)
9,338	Formosa Laboratories, Inc.	$12,921
31,203	Formosa Oilseed Processing Co. Ltd.	33,673
5,000	Formosa Sumco Technology Corp.	18,372
48,251	Formosan Union Chemical	20,764
33,000	Fortune Electric Co. Ltd.	32,772
7,127	Foxsemicon Integrated Technology, Inc.	41,287
21,000	Froch Enterprise Co. Ltd.	8,203
12,369	Fulgent Sun International Holding Co. Ltd.	53,638
42,420	Fulltech Fiber Glass Corp.	15,868
106,466	Fwusow Industry Co. Ltd.	64,847
11,000	Gamania Digital Entertainment Co. Ltd.	20,428
40,000	Gemtek Technology Corp.(a)	31,448
20,000	General Interface Solution Holding Ltd.	66,867
25,000	Getac Technology Corp.	41,130
13,000	Giant Manufacturing Co. Ltd.	77,460
758,981	Gigabyte Technology Co. Ltd.	1,286,366
2,000	Ginko International Co. Ltd.	12,281
61,000	Global Brands Manufacture Ltd.	29,481
6,000	Global Unichip Corp.	47,370
25,650	Globe Union Industrial Corp.	14,477
67,880	Gloria Material Technology Corp.	39,323
50,000	Gold Circuit Electronics Ltd.(a)	25,324
49,852	Goldsun Building Materials Co. Ltd.	24,258
5,783	Gourmet Master Co. Ltd.	19,718
18,000	Grand Ocean Retail Group Ltd.	13,109
121,000	Grand Pacific Petrochemical(a)	68,293
4,000	Grape King Bio Ltd.	25,423
25,000	Great China Metal Industry	19,944
26,000	Great Taipei Gas Co. Ltd.	27,111
43,188	Great Wall Enterprise Co. Ltd.	59,044
44,000	Greatek Electonics, Inc.	68,311
7,507,000	HannStar Display Corp.	1,863,766
134,498	HannsTouch Solution, Inc.(a)	55,876
53,000	Hey Song Corp.	57,721
50,666	Highwealth Construction Corp.	75,893
12,065	Hitron Technology, Inc.	8,447
9,790	Hiwin Technologies Corp.	99,167
105,530	Ho Tung Chemical Corp.	27,772
10,000	Holiday Entertainment Co. Ltd.	22,642
13,000	Holtek Semiconductor, Inc.	28,316
17,105	Holy Stone Enterprise Co. Ltd.	56,226
19,514	Hong Pu Real Estate Development Co. Ltd.	14,599

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
TAIWAN (continued)
10,624	Hota Industrial Manufacturing Co. Ltd.	$42,202
51,435	Hsing TA Cement Co.	31,839
1,006,000	HTC Corp.	1,140,571
5,000	Hu Lane Associate, Inc.	15,492
13,479	Huaku Development Co. Ltd.	39,979
8,000	Huang Hsiang Construction Corp.	9,573
71,360	Hung Sheng Construction Ltd.	54,095
42,830	Hwa Fong Rubber Industrial Co. Ltd.(a)	15,596
132,310	IBF Financial Holdings Co. Ltd.	51,463
34,341	Ichia Technologies, Inc.	18,075
9,908	Innodisk Corp.	57,725
10,620,000	Innolux Corp.	3,093,648
1,609,872	International CSRC Investment Holdings Co.	1,625,380
3,000	International Games System Co. Ltd.	48,264
3,956,155	Inventec Corp.	3,005,520
19,000	ITEQ Corp.	83,651
150,682	Jih Sun Financial Holdings Co. Ltd.	49,880
30,000	KEE TAI Properties Co. Ltd.	11,867
66,682	Kenda Rubber Industrial Co. Ltd.	63,793
16,000	Kerry TJ Logistics Co. Ltd.	20,603
34,000	Kindom Construction Corp.	31,739
10,720	King Chou Marine Technology Co. Ltd.	11,977
4,000	King Slide Works Co. Ltd.	46,476
157,184	King Yuan Electronics Co. Ltd.	169,885
5,000	Kingpak Technology, Inc.	28,303
108,185	King’s Town Bank Co. Ltd.	122,836
13,000	Kinik Co.	27,541
181,343	Kinpo Electronics	84,642
44,000	Kinsus Interconnect Technology Corp.	68,456
4,000	KMC Kuei Meng International, Inc.	13,440
15,000	KS Terminals, Inc.	22,270
6,000	Kung Long Batteries Industrial Co. Ltd.	30,090
38,523	Kuo Toong International Co. Ltd.	22,635
60,799	Kwong Fong Industries Corp.	25,460
7,000	Kwong Lung Enterprise Co. Ltd.	10,288
39,000	L&K Engineering Co. Ltd.	38,924
3,000	Land Mark Optoelectronics Corp.	25,870
56,714	Lealea Enterprise Co. Ltd.	16,840
9,000	Lelon Electronics Corp.	11,366
20,000	Lextar Electronics Corp.	11,123
Shares		Value
TAIWAN (continued)
50,788	Li Peng Enterprise Co. Ltd.	$11,247
36,649	Lien Hwa Industrial Corp.	45,737
50,000	Lingsen Precision Industries Ltd.	18,041
12,882	Lite-On Semiconductor Corp.	17,484
99,000	Lite-On Technology Corp.	154,682
283,560	Longchen Paper & Packaging Co. Ltd.	129,535
15,000	Longwell Co.	29,544
723	Lotes Co. Ltd.	7,539
12,545	Lumax International Corp. Ltd.	31,602
8,000	Lung Yen Life Service Corp.	16,313
2,000	Machvision, Inc.	25,588
250,000	Macronix International	314,476
6,523	Makalot Industrial Co. Ltd.	32,821
11,000	Materials Analysis Technology, Inc.	25,926
550,000	MediaTek, Inc.	7,064,120
57,039	Mercuries & Associates Holding Ltd.	42,672
65,280	Mercuries Life Insurance Co. Ltd.(a)	27,012
5,000	Merida Industry Co. Ltd.	27,393
12,285	Merry Electronics Co. Ltd.	60,187
36,404	Micro-Star International Co. Ltd.	111,831
18,036	Mirle Automation Corp.	21,882
9,000	MPI Corp.	21,987
4,000	Nak Sealing Technologies Corp.	9,123
10,000	Namchow Holdings Co. Ltd.	16,419
21,590	Nan Kang Rubber Tire Co. Ltd.	34,734
26,405	Nantex Industry Co. Ltd.	26,485
21,000	National Petroleum Co. Ltd.	31,386
12,426	Nichidenbo Corp.	19,621
13,000	Nien Hsing Textile Co. Ltd.	8,843
6,000	Nien Made Enterprise Co. Ltd.	49,158
16,000	Novatek Microelectronics Corp.	115,462
46,826	OptoTech Corp.	34,567
52,000	Orient Semiconductor Electronics Ltd.(a)	22,550
64,500	Oriental Union Chemical Corp.	42,169
23,094	Paiho Shih Holdings Corp.	37,918
32,807	Pan Jit International, Inc.	26,064
51,000	Pan-International Industrial Corp.	34,271
7,000	PChome Online, Inc.(a)	20,623
1,089,000	Pegatron Corp.	2,292,707
5,128	Pharmally International Holding Co. Ltd.	35,902
6,000	Phison Electronics Corp.	63,458
6,000	Pixart Imaging, Inc.	32,077

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
TAIWAN (continued)
24,000	Plotech Co. Ltd.	$14,698
186,000	Pou Chen Corp.	216,114
1,531,200	Powertech Technology, Inc.	5,474,183
3,242	Poya International Co. Ltd.	46,684
221,377	President Securities Corp.	103,694
28,000	Primax Electronics Ltd.	49,124
202,370	Prince Housing & Development Corp.	72,684
121,000	Prodisc Technology, Inc.(a)(b)	0
26,000	Promate Electronic Co. Ltd.	29,521
9,000	Prosperity Dielectrics Co. Ltd.	18,263
4,172,520	Qisda Corp.	2,790,059
7,000	QST International Corp.	14,413
481	Qst International Corp.(a)(b)	0
700	Qualipoly Chemical Corp.	622
123,309	Quintain Steel Co. Ltd.	25,757
1,058,000	Radiant Opto-Electronics Corp.	3,677,381
105,750	Radium Life Tech Co. Ltd.	35,881
589,150	Realtek Semiconductor Corp.	4,826,860
45,771	Rechi Precision Co. Ltd.	33,257
15,000	Rexon Industrial Corp. Ltd.	32,275
48,616	Rich Development Co. Ltd.	16,093
324,600	Ritek Corp.(a)	62,967
48,000	Roo Hsing Co. Ltd.(a)	16,445
26,640	Ruentex Development Co. Ltd.	37,435
38,000	Ruentex Industries Ltd.	85,663
60,268	Sampo Corp.	39,502
27,113	San Fang Chemical Industry Co. Ltd.	20,015
29,000	San Far Property Ltd.	24,959
9,600	San Shing Fastech Corp.	15,921
48,080	Sanyang Motor Co. Ltd.	32,389
7,000	SCI Pharmtech, Inc.	22,778
8,000	SDI Corp.	16,472
10,000	Senao International Co. Ltd.	10,560
21,000	Sercomm Corp.	51,650
28,007	Sesoda Corp.	22,946
9,000	Shan-Loong Transportation Co. Ltd.	8,833
52,087	Shih Wei Navigation Co. Ltd.(a)	12,880
16,144,352	Shin Kong Financial Holding Co. Ltd.	5,264,056
11,000	Shin Zu Shing Co. Ltd.	54,073
37,109	Shining Building Business Co. Ltd.(a)	12,038
42,000	Shinkong Insurance Co. Ltd.	54,222
33,000	Shinkong Textile Co. Ltd.	43,914
5,000	Shiny Chemical Industrial Co. Ltd.	15,078
63,982	Sigurd Microelectronics Corp.	72,858
9,200	Simplo Technology Co. Ltd.	97,759
9,364	Sinbon Electronics Co. Ltd.	39,987
Shares		Value
TAIWAN (continued)
19,000	Sinher Technology, Inc.	$26,353
10,961	Sino-American Electronic Co. Ltd.(a)(b)	0
47,000	Sino-American Silicon Products, Inc.	152,782
83,000	Sinon Corp.	52,478
11,000	Sinyi Realty, Inc.	10,851
36,000	Siward Crystal Technology Co. Ltd.	22,404
99,616	Solar Applied Materials Technology Co.(a)	70,568
117,000	Southeast Cement Co. Ltd.	66,035
3,000	St Shine Optical Co. Ltd.	40,915
15,762	Standard Foods Corp.	36,106
6,000	Sunny Friend Environmental Technology Co. Ltd.	52,832
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	32,226
46,245	Supreme Electronics Co. Ltd.	50,058
87,965	Sweeten Real Estate Development Co. Ltd.	63,333
3,750	Syncmold Enterprise Corp.	11,023
85,550	Synnex Technology International Corp.	106,198
12,000	Systex Corp.	32,176
94,088	TA Chen Stainless Pipe Co.	94,060
70,720	Ta Ya Electric Wire & Cable	26,337
34,696	TA-I Technology Co. Ltd.	72,702
4,802,091	Taichung Commercial Bank Co. Ltd.	1,931,392
4,500	TaiDoc Technology Corp.	21,600
28,580	Taiflex Scientific Co. Ltd.	42,479
607,045	Tainan Spinning Co. Ltd.	204,967
4,322,930	Taishin Financial Holding Co. Ltd.	2,024,875
421,117	Taiwan Business Bank	172,160
3,105,990	Taiwan Cement Corp.	4,323,443
25,000	Taiwan Cogeneration Corp.	26,813
2,000	Taiwan FamilyMart Co. Ltd/Taiwan	14,433
35,320	Taiwan Fire & Marine Insurance Co. Ltd.	24,378
24,000	Taiwan FU Hsing Industrial Co. Ltd.	33,566
159,919	Taiwan Glass Industrial Corp.	55,055
32,081	Taiwan Hon Chuan Enterprise Co. Ltd.	64,143
74,324	Taiwan Land Development Corp.(a)	19,338
471	Taiwan Line Tek Electronic	416
49,544	Taiwan Navigation Co. Ltd.	27,307
11,032	Taiwan Paiho Ltd.	28,923
36,000	Taiwan PCB Techvest Co. Ltd.	39,564
8,000	Taiwan Sakura Corp.	12,897
14,408	Taiwan Secom Co. Ltd.	42,353

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
TAIWAN (continued)
16,000	Taiwan Semiconductor Co. Ltd.	$23,834
26,500	Taiwan Styrene Monomer	16,930
23,875	Taiwan Surface Mounting Technology Corp.	78,875
51,469	Taiwan TEA Corp.	27,005
8,000	Taiwan Union Technology Corp.	33,500
41,000	Tatung Co. Ltd.(a)	26,601
9,117	TCI Co. Ltd.	67,904
118,000	Teco Electric and Machinery Co. Ltd.	105,661
4,400	Tehmag Foods Corp.	31,679
18,000	Test Research, Inc.	32,474
11,000	Thinking Electronic Industrial Co. Ltd.	32,043
56,100	Ton Yi Industrial Corp.	20,242
8,000	Tong Hsing Electronic Industries Ltd.	40,120
55,834	Tong Yang Industry Co. Ltd.	78,736
19,946	Tong-Tai Machine & Tool Co. Ltd.	10,729
11,922	TOPBI International Holdings Ltd.	32,834
12,160	Topco Scientific Co. Ltd.	43,473
5,624	Topco Technologies Corp.	12,939
6,000	Topkey Corp.	25,721
33,344	Topoint Technology Co. Ltd.	23,566
27,000	TPK Holding Co. Ltd.(a)	42,454
8,137	Transcend Information, Inc.	21,818
29,000	Tripod Technology Corp.	107,998
2,200	TSC Auto ID Technology Co. Ltd.	16,131
25,942	TSRC Corp.	19,751
6,000	Ttet Union Corp.	24,231
7,000	TTY Biopharm Co. Ltd.	18,120
116,315	Tung Ho Steel Enterprise Corp.	86,825
35,815	TXC Corp.	51,750
56,000	TYC Brother Industrial Co. Ltd.	48,012
23,000	U-Ming Marine Transport Corp.	23,412
3,099,000	Unimicron Technology Corp.	3,964,923
355,952	Union Bank Of Taiwan(a)	136,093
94,757	Unitech Printed Circuit Board Corp.	93,631
8,000	United Integrated Services Co. Ltd.	49,786
13,012,000	United Microelectronics Corp.	6,417,915
104,767	United Renewable Energy Co. Ltd/Taiwan(a)	25,386
202,780	Universal Cement Corp.	123,511
10,162	Universal Microwave Technology, Inc.	27,180
134,734	UPC Technology Corp.	45,493
Shares		Value
TAIWAN (continued)
200,297	USI Corp.	$83,211
12,000	Utechzone Co. Ltd.	21,848
39,000	Vanguard International Semiconductor Corp.	97,084
39,800	Ve Wong Corp.	35,177
16,000	Visual Photonics Epitaxy Co. Ltd.	53,494
3,150	Voltronic Power Technology Corp.	76,224
19,000	Wafer Works Corp.	20,441
17,000	Wah Lee Industrial Corp.	31,345
322,000	Walsin Lihwa Corp.	157,754
15,000	Walsin Technology Corp.	104,522
81,000	Walton Advanced Engineering, Inc.	29,629
60,300	Wan Hai Lines Ltd.	33,934
13,000	Wei Chuan Foods Corp.	9,446
39,865	Weikeng Industrial Co. Ltd.	22,896
11,000	Well Shin Technology Co. Ltd.	17,624
24,460	Win Semiconductors Corp.	228,333
464,472	Winbond Electronics Corp.	260,611
44,673	Wintek Corp.(a)(b)	507
83,646	Wisdom Marine Lines Co. Ltd.	78,222
4,565,512	Wistron Corp.	4,118,316
18,995	Wistron NeWeb Corp.	44,455
9,000	Wowprime Corp.	20,974
76,235	WPG Holdings Co. Ltd.	95,896
49,635	WT Microelectronics Co. Ltd.	62,929
7,204	Xxentria Technology Materials Corp.	14,666
7,000	Yageo Corp.	89,559
366,124	Yang Ming Marine Transport Corp.(a)	82,050
77,084	YC INOX Co. Ltd.	65,196
10,907	YeaShin International Development Co. Ltd.	6,102
110,713	Yem Chio Co. Ltd.	41,047
12,000	Yeong Guan Energy Technology Group Co. Ltd.(a)	23,000
179,624	YFY, Inc.	77,893
125,035	Yieh Phui Enterprise Co. Ltd.	37,665
13,000	Yonyu Plastics Co. Ltd.	14,201
23,110	Youngtek Electronics Corp.	36,491
11,000	Yulon Finance Corp.	40,418
119,000	Yulon Motor Co. Ltd.	70,512
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	32,533
4,000	Zeng Hsing Industrial Co. Ltd.	17,015
53,000	Zhen Ding Technology Holding Ltd.	209,656
68,000	Zig Sheng Industrial Co. Ltd.	16,590
23,000	Zinwell Corp.	14,237
		106,596,545

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
THAILAND — 0.1%
4,300	AEON Thana Sinsap Thailand Public Co. Ltd. - FOR	$22,555
47,800	Amata Corp. Public Co. Ltd. - FOR	24,996
152,500	AP Thailand Public Co. Ltd. - FOR	33,758
237,900	Asia Plus Group Holdings Public Co. Ltd. - FOR	12,822
80,900	Bangchak Corp. Public Co. Ltd. - FOR	64,886
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	18,675
67,100	Bangkok Chain Hospital Public Co. Ltd. - FOR	33,367
115,200	Bangkok Expressway & Metro Public Co. Ltd. - FOR	40,654
26,500	Bangkok Insurance Public Co. Ltd. - FOR	244,851
1,118,900	Bangkok Land Public Co. Ltd. - FOR	42,717
461,900	Banpu Public Co. Ltd. - FOR	149,669
131,800	BEC World Public Co. Ltd. - FOR(a)	22,411
14,300	Bumrungrad Hospital Public Co. Ltd. - FOR	61,246
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	39,268
17,100	Central Plaza Hotel Public Co. Ltd. - FOR	11,905
48,222	CH Karnchang Public Co. Ltd. - FOR	30,787
101,400	Chularat Hospital Public Co. Ltd. - FOR	8,783
15,700	COL Public Co. Ltd. - FOR	8,412
19,600	Com7 Public Co. Ltd. - FOR	16,978
411,800	Country Group Development Public Co. Ltd. - FOR(a)	11,626
14,300	Delta Electronics Thailand Public Co. Ltd. - FOR	25,347
49,000	Dhipaya Insurance Public Co. Ltd. - FOR	38,200
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	21,742
104,100	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	38,407
36,000	Energy Absolute Public Co. Ltd.	49,952
113,800	Erawan Group Public Co. Ltd. (The) - FOR	15,699
117,700	Esso Thailand Public Co. Ltd. - FOR	25,488
31,100	GFPT Public Co. Ltd. - FOR	12,372
22,018	Global Power Synergy Public Co. Ltd. - FOR	59,336
Shares		Value
THAILAND (continued)
5,000	Haad Thip Public Co. Ltd. - FOR	$3,625
43,900	Hana Microelectronics Public Co. Ltd. - FOR	49,646
148,800	Ichitan Group Public Co. Ltd. - FOR	23,774
102,900	Indorama Ventures Public Co. Ltd. - FOR	93,260
27,675,000	IRPC Public Co. Ltd. - FOR	2,557,074
5,256,091	Italian-Thai Development Public Co. Ltd. - FOR	244,509
183,800	Jasmine International Public Co. Ltd. - FOR	29,778
26,200	KCE Electronics Public Co. Ltd. - FOR	15,718
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	26,402
450,966	Khon Kaen Sugar Industry Public Co. Ltd. - FOR	34,434
18,500	Kiatnakin Bank Public Co. Ltd. - FOR	40,508
32,400	Krungthai Card Public Co. Ltd. - FOR	35,602
51,600	Lalin Property Public Co. Ltd. - FOR	8,443
125,500	Land & Houses Public Co. Ltd. - FOR	37,445
66,200	Lanna Resources Public Co. Ltd. - FOR	15,716
260,300	LH Financial Group Public Co. Ltd. - FOR	11,357
73,000	LPN Development Public Co. Ltd. - FOR	11,382
51,900	Major Cineplex Group Public Co. Ltd. - FOR	35,299
158,600	MBK Public Co. Ltd. - FOR	101,256
54,500	MC Group Public Co. Ltd. - FOR	17,135
28,500	Mega Lifesciences Public Co. Ltd. - FOR	24,916
56,200	Minor International Public Co. Ltd. - FOR	55,443
16,000	MK Restaurants Group Public Co. Ltd. - FOR	35,547
26,500	Muangthai Capital Public Co. Ltd. - FOR	55,261
10,000	PCS Machine Group Holding Public Co. Ltd. - FOR	1,797
82,500	Polyplex Thailand Public Co. Ltd. - FOR	35,731
656,900	Power Solution Technologies Public Co Ltd.- Class F	15,174
25,450	Precious Shipping Public Co. Ltd. - FOR(a)	4,695
519,200	Property Perfect Public Co. Ltd. - FOR	13,159
86,300	Pruksa Holding Public Co. Ltd. - FOR	39,039

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
THAILAND (continued)
75,400	PTG Energy Public Co. Ltd. - FOR	$33,624
368,831	Quality Houses Public Co. Ltd. - FOR	29,346
13,400	Ratch Group Public Co. Ltd. - FOR	29,233
139,968	Ratchthani Leasing Public Co. Ltd. - FOR	24,473
159,700	Rojana Industrial Park Public Co. Ltd. - FOR	26,130
100,000	Samart Telcoms Public Co. Ltd. - FOR	22,939
486,000	Sansiri Public Co. Ltd. - FOR	15,592
476,076	SC Asset Corp. Public Co. Ltd. - FOR	33,907
23,500	Sena Development Public Co. Ltd. - FOR	1,990
8,420	Siam City Cement Public Co. Ltd. - FOR	50,515
154,369	Siam Future Development Public Co. Ltd. - FOR	26,496
38,100	Siam Global House Public Co. Ltd - FOR	17,357
60,400	Siamgas & Petrochemicals Public Co. Ltd. - FOR	15,890
48,100	Somboon Advance Technology Public Co. Ltd. - FOR	19,598
60,800	SPCG Public Co. Ltd. - FOR	39,012
62,860	Sri Trang Agro-Industry Public Co. Ltd. - FOR	26,217
16,462	Srisawad Corp. Public Co. Ltd. - FOR	39,610
719,500	Star Petroleum Refining Public Co. Ltd. - FOR	196,206
78,275	Supalai Public Co. Ltd. - FOR	40,682
564,700	Super Energy Corp. Public Co. Ltd. - FOR	9,240
101,500	Syntec Construction Public Co. Ltd. - FOR	6,252
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(a)	19,859
107,200	Thai Airways International Public Co. Ltd. - FOR(a)	19,775
15,000	Thai Central Chemical Public Co. Ltd. - FOR	9,721
52,600	Thai Oil Public Co. Ltd. - FOR	87,751
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	62,802
128,300	Thai Union Group Public Co. Ltd. - FOR	62,977
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	47,952
83,300	Thaicom Public Co. Ltd. - FOR(a)	10,102
122,200	Thaifoods Group Public Co. Ltd. - FOR - Class F	17,720
Shares		Value
THAILAND (continued)
95,200	Thanachart Capital Public Co. Ltd. - FOR	$158,819
17,300	Thitikorn Public Co. Ltd. - FOR	5,134
26,000	Tisco Financial Group Public Co. Ltd. - FOR	85,916
2,534,674	TMB Bank Public Co. Ltd. - FOR	114,658
165,000	TMT Steel Public Co. Ltd. - FOR	20,751
42,800	Total Access Communication Public Co. Ltd. - FOR	61,104
70,100	TPI Polene Power Public Co. Ltd. - FOR	9,671
390,200	TPI Polene Public Co. Ltd. - FOR	19,654
1,106,100	True Corp. PCL	133,428
71,300	Unique Engineering & Construction Public Co. Ltd. - FOR	16,355
145,000	Univentures Public Co. Ltd. - FOR	21,585
91,900	Vanachai Group Public Co. Ltd. - FOR	10,968
85,400	Vibhavadi Medical Center Public Co. Ltd. - FOR	4,466
46,300	Vinythai Public Co. Ltd. - FOR	35,798
244,400	WHA Corp Public Co. Ltd. - FOR	24,934
36,500	Workpoint Entertainment Public Co. Ltd. - FOR	14,755
		6,640,998
TURKEY — 0.4%
8,854	Akcansa Cimento AS	15,712
7,460	Aksa Akrilik Kimya Sanayii AS	17,550
13,561	Anadolu Anonim Turk Sigorta Sirketi	11,193
22,924	Anadolu Cam Sanayii AS	18,156
7,164	Anadolu Efes Biracilik Ve Malt Sanayii AS	29,663
1,332,894	Arcelik AS(a)	4,654,744
15,974	Cimsa Cimento Sanayi VE Ticaret AS(a)	26,264
9,433	Coca-Cola Icecek AS	72,977
2,824,425	Dogan Sirketler Grubu Holding AS	962,751
9,131,221	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,547,999
1,455,201	Haci Omer Sabanci Holding AS	2,370,727
11,895	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	5,585
120,787	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	56,914

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
TURKEY (continued)
1,171,005	KOC Holding AS	$3,823,290
15,694	Kordsa Teknik Tekstil AS	36,870
2,624	Koza Altin Isletmeleri AS(a)	35,142
948	Otokar Otomotiv Ve Savunma Sanayi AS	25,709
10,253	Pegasus Hava Tasimaciligi AS(a)	117,525
4,661,434	Petkim Petrokimya Holding AS(a)	3,138,908
16,564	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	17,077
24,259	Selcuk Ecza Deposu Ticaret ve Sanayi AS	29,023
3,335,666	Soda Sanayii AS	3,706,450
23,218	TAV Havalimanlari Holding AS	105,678
7,867	Tekfen Holding AS	25,304
7,135	Tofas Turk Otomobil Fabrikasi AS	31,474
45,244	Trakya Cam Sanayii AS	30,467
146,891	Tupras Turkiye Petrol Rafinerileri AS	2,763,679
1,320,318	Turkcell Iletisim Hizmetleri AS	3,110,654
49,798	Turkiye Halk Bankasi AS(a)	57,580
137,554	Turkiye Sinai Kalkinma Bankasi AS(a)	31,488
5,837	Turkiye Sise ve Cam Fabrikalari AS	5,423
128,611	Turkiye Vakiflar Bankasi TAO - Class D(a)	141,833
7,755	Ulker Biskuvi Sanayi AS(a)	30,243
9,082	Vestel Elektonik Sanayi ve Ticaret AS(a)	21,108
14,965	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(a)	21,004
		28,096,164
UKRAINE — 0.0%
4,290	Kernel Holding SA	52,040
UNITED ARAB EMIRATES — 0.0%
29,465	Lamprell Plc(a)	13,112
833	NMC Health Plc	14,212
		27,324
UNITED KINGDOM — 4.4%
22,291	4imprint Group Plc	974,306
2,179	A.G. Barr Plc	17,408
673,862	Adaptimmune Therapeutics Plc - ADR(a)	2,628,062
2,138	Admiral Group Plc	63,777
129,757	Afren Plc(a)(b)	0
209,630	Aggreko Plc	2,134,251
11,180	Alliance Pharma PLC	12,829
3,987	Anglo-Eastern Plantations Plc	28,957
449	Aptitude Software Group Plc	3,095
Shares		Value
UNITED KINGDOM (continued)
8,230	Argentex Group PLC(a)	$20,893
16,782	Arrow Global Group Plc	58,770
2,450	Ascential Plc	11,815
181,967	Ashmore Group Plc	1,305,960
91,662	ASOS Plc(a)	3,719,544
51,691	Assura Plc REIT	53,105
20,958	Augean Plc(a)	53,136
17,569	Auto Trader Group Plc	130,383
1,724	Avon Rubber Plc	56,800
22,663	B&M European Value Retail SA	108,842
26,611	Babcock International Group Plc	206,903
21,046	Balfour Beatty Plc	73,869
5,804	Beazley Plc	41,501
22,610	Begbies Traynor Group PLC	23,811
19,160	Bellway Plc	1,008,235
5,393	Berkeley Group Holdings Plc	373,164
11,689	Biffa Plc	43,528
2,745	Big Yellow Group Plc REIT	42,736
30,624	Bloomsbury Publishing Plc	114,847
30,075	Bodycote Plc	340,150
23,328	boohoo Group Plc(a)	93,122
271,574	Bovis Homes Group Plc	4,948,851
5,261	Braemar Shipping Services Plc	14,346
13,488	Brewin Dolphin Holdings Plc	64,119
21,078	British Land Co. Plc (The), REIT	154,364
5,998	Britvic Plc	73,303
29,474	Cairn Energy Plc(a)	65,970
54,727	Capita Plc(a)	105,112
4,977	Capital & Counties Properties Plc REIT	16,010
779	Capital & Regional PLC REIT	2,377
23,025	Carclo Plc(a)	3,284
12,375	Card Factory Plc	14,478
3,919	CareTech Holdings Plc	23,650
87,391	Carillion Plc(a)(b)	0
7,149	Central Asia Metals Plc	19,116
446,419	Centrica Plc	500,128
69,013	Chemring Group Plc	247,878
29,929	Chesnara Plc	128,641
69,985	Cineworld Group Plc	163,852
3,546	City of London Investment Group Plc	21,001
852	Clarkson Plc	32,852
23,662	Close Brothers Group Plc	442,438
7,207	CLS Holdings Plc	25,838
14,367	CMC Markets Plc	29,747
19,996	Coats Group Plc	19,988
39,489	Codemasters Group Holdings Plc(a)	155,132
3,269	Cohort PLC	29,872
65,383	Computacenter Plc	1,548,906

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
48,594	Concentric AB	$778,360
3,247	Consort Medical Plc	43,091
21,175	ConvaTec Group Plc	58,160
8,952	Countryside Properties Plc	57,687
851	Cranswick Plc	40,140
28,050	Crest Nicholson Holdings plc	185,200
14,053	CVS Group Plc	212,848
3,863	Daily Mail & General Trust Plc - Class A	41,421
204,484	Dart Group Plc	4,590,352
1,000	Derwent London Plc REIT	54,272
24,646	Devro Plc	55,652
56,242	DFS Furniture Plc	207,578
296,767	Dialog Semiconductor Plc(a)	13,122,429
1,741	Dignity Plc	13,081
3,373	Diploma Plc	86,765
252,624	Direct Line Insurance Group Plc	1,126,865
6,699	DiscoverIE Group Plc	50,422
918,763	Dixons Carphone Plc	1,645,133
13,351	Domino’s Pizza Group Plc	54,459
2,496,917	Drax Group Plc	8,968,314
94,693	DS Smith Plc	426,018
89,846	Dunelm Group Plc	1,375,055
7,611	easyJet Plc	140,001
86,022	EI Group Plc(a)	322,828
28,270	EKF Diagnostics Holdings Plc(a)	12,431
8,781	Electrocomponents Plc	76,854
41,307	Elementis Plc	69,764
103,725	EMIS Group Plc	1,575,140
93,653	Empiric Student Property PLC REIT	122,432
202,590	EnQuest Plc(a)	63,937
1,306	Epwin Group PLC	1,880
18,873	Equiniti Group Plc	51,040
6,355	Ergomed Plc(a)	38,938
11,331	Essentra Plc	62,693
1,360	Euromoney Institutional Investor Plc	21,982
107,602	FDM Group Holdings Plc	1,393,886
2,814	Fevertree Drinks Plc	51,131
516,455	Firstgroup Plc(a)	844,289
2,643	Forterra PLC	11,482
3,059	Fuller Smith & Turner Plc - Class A	38,455
31,752	G4S Plc	81,928
5,154	Galliford Try Holdings PLC	10,156
8,131	Games Workshop Group Plc	712,398
10,000	GAN Plc(a)	22,514
6,409	Gateley Holdings PLC	18,111
15,652	Gem Diamonds Ltd.(a)	12,732
9,045	Genel Energy Plc	21,929
198,206	Genus Plc	8,061,304
114,393	Go-Ahead Group Plc (The)	3,093,622
320	Goodwin Plc	14,790
Shares		Value
UNITED KINGDOM (continued)
16,097	Grainger Trust Plc	$62,960
73,483	Great Portland Estates Plc, REIT	903,582
403,009	Greggs Plc	11,995,171
509,289	Gulf Keystone Petroleum Ltd.	1,248,188
4,128	H&T Group Plc	20,441
7,131	Halfords Group Plc	15,415
19,010	Hammerson Plc REIT	58,590
23,294	Hastings Group Holdings Plc	55,367
369,175	Hays Plc	756,592
84,186	Headlam Group Plc	581,406
3,903	Helical Plc	24,739
14,425	Henry Boot Plc	62,859
2,763	Hill & Smith Holdings Plc	51,846
1,774	Hilton Food Group Plc	24,737
34,354	Hollywood Bowl Group Plc	132,918
7,188	HomeServe Plc	121,684
8,086	Howden Joinery Group Plc	73,504
9,063	Hunting Plc	36,645
34,584	Huntsworth Plc	29,776
22,112	Ibstock Plc	84,969
31,204	IDOX Plc(a)	14,834
109,350	IG Group Holdings Plc	958,504
6,461	IMI Plc	94,190
307,630	Inchcape Plc	2,668,897
273,622	Indivior Plc(a)	137,048
544,540	IntegraFin Holdings Plc	3,559,367
348,549	International Personal Finance Plc	727,208
19,507	Intu Properties Plc REIT(a)	4,392
2,973	iomart Group Plc	14,938
60,335	ITE Group Plc	78,318
73,709	ITV Plc	131,788
160,819	J D Wetherspoon Plc	3,293,722
91,504	J Sainsbury Plc	244,562
6,818	James Fisher & Sons Plc	177,362
504,711	JD Sports Fashion Plc	5,477,050
15,332	John Laing Group Plc	71,873
3,257	John Menzies Plc	18,558
17,389	John Wood Group Plc	86,407
5,346	Johnson Matthey Plc	183,897
108,776	Johnson Service Group Plc	301,641
2,073	JPJ Group Plc(a)	20,284
62,467	JRP Group Plc(a)	64,340
2,755	Judges Scientific Plc	193,904
12,394	Jupiter Fund Management Plc	63,108
4,632	Just Eat Plc(a)	52,663
113,230	Kainos Group Plc	1,181,208
12,202	KAZ Minerals Plc	70,541
7,187	Keller Group Plc	79,340
118,568	Kingfisher Plc	319,400
4,256	Lancashire Holdings Ltd.	42,038
12,526	Land Securities Group Plc, REIT	155,150
30,980	Liontrust Asset Management Plc	550,226

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
19,397	LondonMetric Property Plc REIT	$58,348
217,373	Lookers Plc	158,446
18,531	LSL Property Services Plc	74,634
9,348	Macfarlane Group Plc	13,332
35,034	Man Group Plc - Jersey	71,198
55,772	Marks & Spencer Group Plc	129,618
136,397	Marshalls Plc	1,421,984
1,195,180	Marston’s Plc	1,652,410
20,113	McBride Plc	16,599
26,522	McCarthy & Stone Plc	51,623
13,005	Mears Group Plc	52,378
39,152	Meggitt Plc	349,286
5,800	Metro Bank Plc(a)	17,539
20,143	Micro Focus International Plc	272,691
5,104	Mitchells & Butlers Plc(a)	26,959
8,489	Mitie Group Plc	14,898
2,215	MJ Gleeson Plc	28,021
274,837	Moneysupermarket.com Group Plc	1,181,310
19,952	Morgan Advanced Materials Plc	82,201
7,965	Morgan Sindall Group Plc	192,685
1,709	Mortgage Advice Bureau Holdings Ltd.	17,828
6,132	Motorpoint group Plc	25,506
612	MP Evans Group PLC	5,722
13,475	N Brown Group Plc	14,582
7,073	NAHL Group plc	9,004
701,238	National Express Group Plc	4,139,146
30,454	NCC Group Plc	86,461
2,390	Next Fifteen Communications Group Plc	15,969
18,711	Non-Standard Finance Plc	7,042
5,548	Norcros Plc	21,099
32,690	Northgate Plc	114,824
8,620	Numis Corp. Plc	32,498
2,830,105	Ocado Group Plc(a)	45,724,009
3,866	On the Beach Group Plc	19,899
215,449	OneSavings Bank Plc	1,213,677
23,668	Oxford Instruments Plc	481,930
96,831	Oxford Metrics Plc	143,848
54,713	Pagegroup Plc	329,886
63,354	Paragon Banking Group Plc	424,987
5,827	Patisserie Holdings Plc(a)(b)	0
30,992	PayPoint Plc	408,840
21,209	Pearson Plc	159,189
4,424	Pennon Group Plc	64,757
15,574	Petrofac Ltd.	71,815
514,051	Pets at Home Group Plc	1,914,225
28,264	Pharos Energy Plc	16,982
317,949	Phoenix Group Holdings Plc	3,182,471
9,154	Photo-Me International Plc	10,843
32,944	Polar Capital Holdings Plc	254,055
10,810	Polypipe Group plc	77,440
Shares		Value
UNITED KINGDOM (continued)
1,318	Porvair Plc	$13,680
129,876	Premier Foods Plc(a)	62,083
51,449	Premier Oil Plc(a)	68,176
7,500	Provident Financial Plc	46,102
20,721	PZ Cussons Plc	52,645
13,856	QinetiQ Group Plc	64,478
72,175	Quilter Plc	162,165
135,244	Rank Group Plc	510,766
173,858	Reach Plc	305,340
10,608	Redde Plc	13,728
653,030	Redrow Plc	6,855,483
3,544	Renew Holdings Plc	23,399
21,378	Renewi Plc	10,050
113,503	Renishaw Plc	5,959,248
51,232	Renold Plc(a)	11,704
6,327,066	Rentokil Initial Plc	39,017,283
6,636	Ricardo Plc	67,649
1,466,489	Rightmove Plc	12,738,270
12,337	RM Plc	46,266
28,123	Robert Walters Plc	222,818
10,584	Rotork Plc	42,529
472,495	Royal Mail Plc	1,236,627
178,794	RPS Group Plc	410,809
34,175	RSA Insurance Group Plc	248,385
70,960	Safestore Holdings Plc REIT	754,305
18,482	Savills Plc	303,604
8,973	Scapa Group Plc	29,800
83,815	SDI Group PLC(a)	98,060
43,704	SDL Plc	354,346
10,897	Senior Plc	23,958
1,001,432	Serco Group Plc(a)	2,090,697
58,311	Severfield Plc	66,220
1,966	Severn Trent Plc	66,953
2,788	Shaftesbury Plc REIT	33,097
9,238	Shoe Zone Plc	22,568
18,626	SIG Plc	22,751
34,774	Signature Aviation PLC	133,716
152,490	Smith & Nephew Plc	3,677,891
5,851	Smiths Group Plc	130,535
76,799	Softcat Plc	1,171,319
5,099	Sophos Group Plc	37,531
1,315	Spectris Plc	45,947
169,796	Speedy Hire Plc	178,475
2,204	Spirax-Sarco Engineering Plc	259,606
5,903	Spire Healthcare Group Plc	10,211
516,584	Spirent Communications Plc	1,510,958
66,022	Sports Direct International Plc(a)	410,976
405,708	SSP Group Plc	3,450,144
16,739	St. James’s Place Plc	252,868
182,051	St. Modwen Properties Plc	1,185,162
1,029,834	Stagecoach Group Plc	1,856,255
15,711	Standard Life Aberdeen Plc	62,550
76,700	SThree Plc	369,680
12,864	Stock Spirits Group Plc	34,738

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
5,222	Stolt-Nielsen Ltd.	$67,560
29,013	Subsea 7 SA	312,842
2,724	Superdry Plc	13,805
21,164	Synthomer Plc	94,405
15,592	TalkTalk Telecom Group Plc	24,398
754,836	Tate & Lyle Plc	7,902,309
400,737	Taylor Wimpey Plc	1,138,250
4,247	Team17 Group PLC(a)	28,041
1,720	Telecom Plus Plc	34,341
6,206	Topps Tiles Plc	6,392
1,761	TORM Plc(a)	15,316
614,090	TP ICAP Plc	3,218,481
9,138	Travis Perkins Plc	187,215
16,317	Trifast Plc	41,154
19,598	TT Electronics plc	61,334
216,339	Tullow Oil Plc	145,237
4,704	Tyman Plc	16,865
6,494	U & I Group Plc	15,350
44,988	Ultra Electronics Holdings Plc	1,341,400
2,685	UNITE Group Plc (The) REIT	45,099
5,216	United Utilities Group Plc	69,807
2,718	Urban & Civic Plc	13,028
13,170	Urban Logistics REIT PLC	25,652
241,382	Vectura Group Plc	298,345
60,862	Vertu Motors Plc	29,254
10,192	Vesuvius Plc	58,545
155,712	Victrex Plc	4,556,482
7,903	Vitec Group Plc (The)	106,968
14,497	Volex Plc	31,491
4,910	Volution Group Plc	15,690
1,472	Vp Plc	19,321
103,607	Watkin Jones Plc	338,612
5,172	Weir Group Plc (The)	92,063
1,683	WH Smith Plc	53,160
2,472	Whitbread Plc	145,913
39,121	William Hill Plc	89,319
15,003	Wilmington Plc	48,340
8,308	Wincanton Plc	32,254
142,645	Wm Morrison Supermarkets Plc	342,725
15,974	YouGov Plc	136,265
		283,017,474
UNITED STATES — 53.7%
86,300	1-800-FLOWERS.COM, Inc. - Class A(a)	1,310,897
7,600	1st Constitution Bancorp	153,140
44,200	1st Source Corp.	2,085,798
109,500	ACI Worldwide, Inc.(a)	3,772,275
15,700	ACNB Corp.	503,185
32,800	Addus HomeCare Corp.(a)	3,094,352
730,318	Aduro Biotech, Inc.(a)	1,226,934
384,497	Advance Auto Parts, Inc.	50,657,480
124,400	Advanced Disposal Services, Inc.(a)	4,098,980
Shares		Value
UNITED STATES (continued)
131,745	AeroVironment, Inc.(a)	$8,775,534
104,600	AG Mortgage Investment Trust, Inc. REIT	1,657,910
73,000	Agilysys, Inc.(a)	2,372,500
16,789	Alacer Gold Corp.(a)	78,909
7,008	Alexander’s, Inc. REIT	2,261,341
16,900	Alico, Inc.	608,231
65,900	ALLETE, Inc.	5,501,332
291,049	Alnylam Pharmaceuticals, Inc.(a)	33,409,515
585,000	Altra Industrial Motion Corp.	19,457,100
35,300	Amalgamated Bank	608,572
71,526	Ambarella, Inc.(a)	4,230,048
90,200	American Assets Trust, Inc., REIT	4,109,512
7,500	American National Bankshares, Inc.	255,750
106,500	American Software, Inc. - Class A	1,590,045
62,100	American States Water Co.	5,499,576
20,000	America’s Car-Mart, Inc.(a)	2,195,600
50,600	AMERISAFE, Inc.	3,462,052
110,700	Amphastar Pharmaceuticals Inc.(a)	2,093,337
108,800	AngioDynamics, Inc.(a)	1,498,176
25,700	ANI Pharmaceuticals, Inc.(a)	1,593,400
208,722	ANSYS, Inc.(a)	57,258,706
842,800	AO Smith Corp.	35,979,132
175,425	Apollo Commercial Real Estate Finance, Inc. REIT	3,206,769
29,500	Apollo Medical Holdings, Inc.(a)	528,640
249,807	Appian Corp.(a)	12,750,149
31,900	Applied Industrial Technologies, Inc.	2,059,783
287,912	AptarGroup, Inc.	33,256,715
187,965	Arbor Realty Trust, Inc. REIT	2,776,243
89,400	Arcosa, Inc.	3,911,250
94,100	Ares Commercial Real Estate Corp. REIT	1,537,594
19,200	Argonaut Gold, Inc.(a)	25,824
146,700	Armada Hoffler Properties, Inc. REIT	2,690,478
29,038	Arrow Financial Corp.	1,018,072
18,400	Artesian Resources Corp. - Class A	694,048
45,500	Asbury Automotive Group, Inc.(a)	4,388,475
13,500	Aspen Technology, Inc.(a)	1,606,230
14,500	ATN International Inc.	839,115
300,700	AtriCure, Inc.(a)	11,697,230
10,224	Atrion Corp.	7,352,999
680,000	Avanos Medical, Inc.(a)	18,727,200
3,900	Avista Corp.	198,315
538,118	Axalta Coating Systems Ltd.(a)	15,503,180
215,200	Axogen, Inc.(a)	2,659,872
109,192	Axon Enterprise, Inc.(a)	8,387,038

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED STATES (continued)
675,000	B&G Foods, Inc.	$10,840,500
50,400	Balchem Corp.	5,444,208
13,200	BancFirst Corp.	762,960
27,000	Bank of Commerce Holdings	288,900
10,200	Bank of Marin Bancorp	449,412
29,900	BankFinancial Corp.	372,853
365,000	Barnes Group, Inc.	23,057,050
24,000	Barrett Business Services, Inc.	1,987,920
47,000	BCB Bancorp, Inc.	616,640
106,800	Benchmark Electronics, Inc.	3,287,304
169,971	Benefitfocus, Inc.(a)	3,144,464
30,100	BG Staffing, Inc.	605,612
247,300	BioDelivery Sciences International, Inc.(a)	1,298,325
5,665	Bizlink Holding, Inc.	42,006
71,500	Black Hills Corp.	5,936,645
232,200	Blackbaud, Inc.	18,188,226
326,795	Blackline, Inc.(a)	19,990,050
318,990	Bloomin’ Brands, Inc.	6,625,422
85,300	Bluerock Residential Growth REIT, Inc.	984,362
127,800	BMC Stock Holdings, Inc.(a)	3,729,843
30,300	Boston Beer Co., Inc. (The) - Class A(a)	10,798,314
122,665	Brinker International, Inc.	5,236,569
38,600	Brookline Bancorp, Inc.	586,720
42,800	BRT Apartments Corp. REIT	737,444
215,000	Bryn Mawr Bank Corp.	8,066,800
1,400	Builders FirstSource, Inc.(a)	34,713
4,054	Burford Capital Ltd.	33,753
184,200	Burlington Stores, Inc.(a)	40,057,974
5,440	C&F Financial Corp.	272,272
343,600	Cabot Microelectronics Corp.	49,997,236
4,000	CACI International, Inc. - Class A(a)	1,069,760
35,400	Calavo Growers, Inc.	2,711,994
8,700	Cambridge Bancorp.	627,966
41,800	Camden National Corp.	1,975,468
330,000	Cantel Medical Corp.	21,469,800
24,600	Capital City Bank Group, Inc.	701,592
47,000	Capstar Financial Holdings, Inc.	703,590
86,300	Capstead Mortgage Corp. REIT	709,386
490,000	Cardiovascular Systems, Inc.(a)	22,241,100
60,400	Carriage Services, Inc.	1,429,668
61,200	Carter Bank & Trust(a)	1,211,148
44,200	Casella Waste Systems, Inc. - Class A(a)	2,262,598
46,320	Cass Information Systems, Inc.	2,502,206
385,000	Catalent, Inc.(a)	23,523,500
35,000	Cato Corp. (The) - Class A	561,400
145,900	CBIZ, Inc.(a)	3,939,300
319,200	CDW Corp.	41,639,640
10,400	Central Garden & Pet Co.(a)	334,984
Shares		Value
UNITED STATES (continued)
108,100	Central Garden & Pet Co. - Class A(a)	$3,238,676
2,300	Central Pacific Financial Corp.	63,779
29,300	Central Valley Community Bancorp	550,547
9,000	Century Bancorp, Inc. - Class A	774,000
85,034	CEVA, Inc.(a)	2,325,680
112,200	ChannelAdvisor Corp.(a)	1,050,192
55,100	Chase Corp.	5,067,547
145,300	Chatham Lodging Trust REIT	2,375,655
198,257	Cheesecake Factory, Inc. (The)	7,613,069
432,109	Chegg, Inc.(a)	17,815,854
6,200	Chemed Corp.	2,895,648
13,200	Chemung Financial Corp.	523,644
46,300	Chesapeake Utilities Corp.	4,454,523
59,100	Chuy’s Holdings, Inc.(a)	1,450,905
22,100	CNB Financial Corp.	653,276
8,800	Coastal Financial Corp.(a)	156,640
12,600	Coca-Cola Consolidated, Inc.	3,412,206
758,853	Codexis, Inc.(a)	11,898,815
76,800	Cogent Communications Holdings, Inc.	5,447,424
22,600	Collectors Universe, Inc.	555,056
210,000	Community Bank System, Inc.	13,916,700
45,200	Community Trust Bancorp, Inc.	1,977,500
52,500	Computer Programs & Systems, Inc.	1,365,000
279,700	CONMED Corp.	28,439,896
5,900	Consolidated-Tomoka Land Co.	374,414
200,994	Cooper Cos., Inc. (The)	69,722,809
392,315	CoreLogic, Inc.	18,242,648
32,500	Corenergy Infrastructure Trust, Inc. REIT	1,482,000
80,700	Cornerstone OnDemand, Inc.(a)	4,745,160
27,600	CorVel Corp.(a)	2,527,332
4,717	Cott Corp.	72,177
12,900	CRA International, Inc.	687,312
61,673	Cracker Barrel Old Country Store, Inc.	9,431,652
40,900	Crawford & Co. - Class A	357,466
102,400	CryoLife, Inc.(a)	3,045,376
85,300	CSG Systems International, Inc.	4,249,646
110,875	CSW Industrials, Inc.	8,413,195
16,400	Culp, Inc.	207,132
525,000	CVB Financial Corp.	10,904,250
23,400	CVR Energy, Inc.	809,874
43,711	Darden Restaurants, Inc.	5,089,272
80,500	Darling Ingredients, Inc.(a)	2,183,965
14,000	Dave & Buster’s Entertainment, Inc.	618,240
162,700	Denny’s Corp.(a)	3,330,469

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED STATES (continued)
46,680	DexCom, Inc.(a)	$11,238,210
8,700	Diamond Hill Investment Group, Inc.	1,224,699
163,678	Digimarc Corp.(a)	5,124,758
29,200	Donegal Group, Inc. - Class A	407,340
478,520	Dover Corp.	54,479,502
38,500	Ducommun, Inc.(a)	1,575,805
84,466	Dynex Capital, Inc., REIT	1,505,184
25,900	Eagle Pharmaceuticals, Inc.(a)	1,393,938
6,000	Eastern Co. (The)	166,200
26,900	EastGroup Properties, Inc. REIT	3,660,283
14,800	El Pollo Loco Holdings, Inc.(a)	203,944
750,000	elf Beauty, Inc.(a)	11,760,000
56,200	EMCOR Group, Inc.	4,617,954
82,400	Employers Holdings, Inc.	3,514,360
27,100	Encompass Health Corp.	2,087,513
55,200	Ennis, Inc.	1,151,472
79,900	Ensign Group, Inc. (The)	3,611,480
2,800	Enterprise Bancorp, Inc.	86,856
11,400	Enterprise Financial Services Corp.	496,014
195,000	Envestnet, Inc.(a)	15,379,650
7,200	EPAM Systems, Inc.(a)	1,642,608
8,785	Epsilon Energy Ltd.(a)	27,673
327,208	Equifax, Inc.	49,048,479
103,180	Equity Commonwealth REIT	3,383,272
9,800	ESSA Bancorp, Inc.	166,110
107,700	Essent Group Ltd.	5,342,997
3,900	Evans Bancorp, Inc.	152,256
122,839	EverQuote, Inc.(a)	4,506,963
71,800	Evo Payments, Inc. - Class A(a)	1,989,578
300,000	Evoqua Water Technologies Corp.(a)	5,991,000
123,257	Exact Sciences Corp.(a)	11,497,413
106,000	Exantas Capital Corp. REIT	1,280,480
33,700	ExlService Holdings, Inc.(a)	2,463,807
29,300	Exponent, Inc.	2,132,161
9,400	Fair Isaac Corp.(a)	3,782,372
33,000	Farmers National Banc Corp.	522,060
89,147	FARO Technologies, Inc.(a)	4,605,334
6,800	Federal Agricultural Mortgage Corp. - Class C	518,840
47,700	Financial Institutions, Inc.	1,469,637
80,800	First Bancorp. - Southern Pines NC	2,866,784
27,000	First Bancshares, Inc. (The)	929,340
112,400	First Busey Corp.	2,866,200
20,400	First Business Financial Services, Inc.	513,672
6,800	First Capital, Inc.	449,548
4,400	First Citizens BancShares, Inc. - Class A	2,318,008
28,200	First Community Bancshares, Inc.	826,542
Shares		Value
UNITED STATES (continued)
59,100	First Defiance Financial Corp.	$1,736,949
39,700	First Financial Corp.	1,656,681
16,800	First Mid Bancshares, Inc.	550,200
95,700	First Solar, Inc.(a)	4,744,806
57,300	Flagstar Bancorp, Inc.	2,019,252
6,800	Forrester Research, Inc.(a)	281,316
29,400	Foundation Building Materials, Inc.(a)	524,202
400	Franklin Financial Services Corp.	14,607
77,700	Fresh Del Monte Produce, Inc.	2,438,226
280,000	Freshpet, Inc.(a)	17,606,400
13,100	FS Bancorp, Inc.	716,832
52,300	FTI Consulting, Inc.(a)	6,279,138
10,000	GCS Holdings, Inc.	20,524
250,000	German American Bancorp, Inc.	8,547,500
100,400	Getty Realty Corp. REIT	3,164,608
104,100	Gladstone Commercial Corp. REIT	2,219,412
29,800	Global Medical REIT, Inc.	435,080
26,600	Global Net Lease, Inc. REIT	551,418
84,500	Globus Medical, Inc. - Class A(a)	4,417,660
73,000	Gold Resource Corp.	401,500
202,600	Great Lakes Dredge & Dock Corp.(a)	2,121,222
34,100	Great Southern Bancorp, Inc.	1,940,631
209,412	GrubHub, Inc.(a)	11,339,660
21,900	Guaranty Bancshares, Inc.	670,140
164,451	H&R Block, Inc.	3,815,263
93,900	Hackett Group, Inc. (The)	1,451,225
43,100	Haemonetics Corp.(a)	4,628,509
51,700	Hallmark Financial Services, Inc.(a)	889,240
64,400	Haverty Furniture Cos., Inc.	1,296,372
34,500	Hawkins, Inc.	1,441,410
1,000	Hawthorn Bancshares, Inc.	22,749
335,000	HB Fuller Co.	15,480,350
22,400	HCI Group, Inc.	991,648
80,400	HealthStream, Inc.(a)	2,054,220
60,100	Heidrick & Struggles International, Inc.	1,708,042
31,500	Helen of Troy Ltd.(a)	5,955,075
38,200	Hemisphere Media Group, Inc.(a)	513,408
96,200	Heritage Insurance Holdings, Inc.	1,160,172
20,500	Heritage-Crystal Clean, Inc.(a)	581,175
2,900	Hibbett Sports, Inc.(a)	71,862
20,200	Home Bancorp, Inc.	718,312
66,600	HomeStreet, Inc.	2,138,526
21,800	HomeTrust Bancshares, Inc.	578,136
2,270,100	Hostess Brands, Inc.(a)	30,464,742

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED STATES (continued)
61,800	Huron Consulting Group, Inc.(a)	$4,005,258
1,277,555	IAA, Inc.(a)	60,377,249
33,600	ICF International, Inc.	2,943,024
36,400	IDACORP, Inc.	4,083,716
196,030	IDEX Corp.	32,119,516
26,300	IES Holdings, Inc.(a)	657,763
250,000	Independent Bank Corp.	18,050,000
78,700	Independent Bank Corp.	1,682,606
44,900	Ingles Markets, Inc. - Class A	1,871,881
330,109	Ingredion, Inc.	29,049,592
141,000	Innospec, Inc.	14,202,930
165,800	Inovalon Holdings, Inc. - Class A(a)	3,359,108
74,000	Insight Enterprises, Inc.(a)	4,874,380
135,000	Inspire Medical Systems, Inc.(a)	10,098,000
52,200	Integer Holdings Corp.(a)	4,457,880
571,400	Integra LifeScience Holdings Corp.(a)	31,449,856
17,900	Intelligent Systems Corp.(a)	759,855
47,700	International Money Express, Inc.(a)	504,666
125,700	Invesco Mortgage Capital, Inc. REIT	2,198,493
8,800	Investar Holding Corp.	194,568
144,000	Investors Bancorp Inc.	1,740,240
37,900	Investors Real Estate Trust REIT	2,793,230
4,300	Investors Title Co.	678,540
58,509	IPG Photonics Corp.(a)	7,469,844
116,929	iRobot Corp.(a)	5,501,509
17,400	Itron, Inc.(a)	1,422,450
56,500	J & J Snack Foods Corp.	9,369,960
24,400	J Alexander’s Holdings, Inc.(a)	233,752
57,600	j2 Global, Inc.	5,521,536
37,000	Jack Henry & Associates, Inc.	5,532,980
118,941	Jack in the Box, Inc.	9,723,427
28,900	John B. Sanfilippo & Son, Inc.	2,436,270
275,000	John Bean Technologies Corp.	31,072,250
475,000	John Wiley & Sons, Inc. - Class A	20,719,500
47,827	Juniper Networks, Inc.	1,097,151
21,000	K12, Inc.(a)	338,940
723,755	KAR Auction Services, Inc.	15,213,330
106,300	Kelly Services, Inc. - Class A	1,887,888
70,900	Kforce, Inc.	2,626,845
1,953	Kingsway Financial Services, Inc.(a)	3,328
18,900	Kinsale Capital Group, Inc.	2,158,758
216,200	Kite Realty Group Trust REIT	3,718,640
346,546	KKR Real Estate Finance Trust, Inc. REIT	7,294,793
138,935	L3Harris Technologies, Inc.	30,750,484
Shares		Value
UNITED STATES (continued)
237,455	Laboratory Corp of America Holdings(a)	$41,649,607
20,400	Lakeland Bancorp, Inc.	331,296
186,400	Lancaster Colony Corp.	28,826,760
89,900	Landec Corp.(a)	1,006,880
144,900	Laureate Education, Inc. - Class A(a)	3,019,716
31,100	LCNB Corp.	515,327
44,800	LeMaitre Vascular, Inc.	1,612,128
110,579	LendingTree, Inc.(a)	34,412,185
17,000	LHC Group, Inc.(a)	2,477,750
59,000	Lifevantage Corp.(a)	966,420
29,200	Lithia Motors, Inc. - Class A	3,960,688
163,300	LiveRamp Holdings, Inc.(a)	6,571,192
28,700	Luminex Corp.	651,060
150,000	Lydall, Inc.(a)	3,066,000
74,500	M/I Homes, Inc.(a)	3,307,055
68,000	ManTech International Corp. - Class A	5,459,040
59,200	Marcus Corp. (The)	1,725,680
92,726	MarketAxess Holdings, Inc.	32,841,695
17,200	Marlin Business Services Corp.	338,840
91,900	Masimo Corp.(a)	15,678,140
5,400	MasTec, Inc.(a)	311,850
51,400	Materion Corp.	2,791,020
71,800	MAXIMUS, Inc.	5,151,650
22,267	McGrath RentCorp	1,721,684
7,200	Mercantile Bank Corp.	235,944
7,000	Merchants Bancorp/IN	137,760
112,900	Meridian Bancorp, Inc.	2,031,071
26,100	Meridian Bioscience, Inc.	256,824
20,800	Meritage Homes Corp.(a)	1,475,968
10,500	Mesa Laboratories, Inc.	2,755,620
30,000	Methode Electronics, Inc.	982,500
617,660	MFA Financial, Inc. REIT	4,817,748
290,000	MGP Ingredients, Inc.	9,877,400
25,000	MicroStrategy, Inc. - Class A(a)	3,800,750
18,100	Middlesex Water Co.	1,181,206
14,300	Midland States Bancorp, Inc.	377,806
34,400	MidWestOne Financial Group, Inc.	1,112,496
41,100	Miller Industries, Inc.	1,414,251
99,900	Model N, Inc.(a)	3,115,881
82,400	Monmouth Real Estate Investment Corp. REIT	1,205,512
4,355	Morningstar, Inc.	683,256
266,100	MSA Safety, Inc.	36,083,160
43,100	Murphy USA, Inc.(a)	4,403,527
7,900	MutualFirst Financial, Inc.	294,117
55,400	MYR Group, Inc.(a)	1,591,088
9,300	NACCO Industries, Inc. - Class A	438,402
544,310	Nasdaq, Inc.	63,390,343
11,900	Nathan’s Famous Inc.	785,400

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED STATES (continued)
233,500	National CineMedia, Inc.	$1,723,230
172,800	National General Holdings Corp.	3,761,856
92,129	National Health Investors, Inc. REIT	7,773,845
67,928	National HealthCare Corp.	5,700,518
81,781	National Instruments Corp.	3,649,886
18,300	National Presto Industries, Inc.	1,577,277
14,100	National Research Corp.	954,147
128,600	National Storage Affiliates Trust REIT	4,391,690
350,000	National Vision Holdings, Inc.(a)	11,942,000
2,400	National Western Life Group, Inc. - Class A	638,400
92,300	Natus Medical, Inc.(a)	2,888,067
44,022	Nelnet, Inc. - Class A	2,520,700
54,166	Neogen Corp.(a)	3,643,747
67,900	New Jersey Resources Corp.	2,805,628
340,000	New Relic, Inc.(a)	22,443,400
92,600	New Senior Investment Group, Inc. REIT	705,612
53,400	NexPoint Residential Trust, Inc., REIT	2,605,920
57,000	Nexteer Automotive Group Ltd.	42,273
93,400	NextGen Healthcare, Inc.(a)	1,294,524
4,400	NI Holdings, Inc.(a)	67,540
185,500	NIC, Inc.	3,659,915
26,500	Nicolet Bankshares, Inc.(a)	1,872,225
10,600	Northrim Bancorp, Inc.	398,878
217,100	Northwest Bancshares, Inc.	3,413,898
47,300	Northwest Natural Holding Co.	3,470,874
72,000	NorthWestern Corp.	5,541,840
2,150	Norwood Financial Corp.	73,100
34,915	Novanta Inc.(a)	3,167,838
68,065	NuVasive, Inc.(a)	5,249,173
10,600	NVE Corp.	777,616
125,100	OceanFirst Financial Corp.	2,909,826
16,800	Office Properties Income Trust REIT	571,704
7,600	Oil-Dri Corp of America	269,040
13,000	Old Second Bancorp, Inc.	159,705
25,200	Omnicell, Inc.(a)	2,048,256
61,400	ONE Gas, Inc.	5,802,300
57,100	One Liberty Properties, Inc. REIT	1,561,114
62,100	Ormat Technologies, Inc.	4,922,046
8,600	Orrstown Financial Services, Inc.	177,246
53,000	Orthofix Medical, Inc.(a)	2,292,780
42,700	OSI Systems, Inc.(a)	3,695,258
56,800	Otter Tail Corp.	3,042,208
22,720	Ovintiv, Inc.	354,002
219,977	Pacira BioSciences, Inc.(a)	9,507,406
Shares		Value
UNITED STATES (continued)
115,000	Palomar Holdings, Inc.(a)	$6,146,750
103,400	Par Pacific Holdings, Inc.(a)	2,080,408
30,400	Park National Corp.	2,887,088
11,040	Parke Bancorp, Inc.	237,581
42,200	PC Connection, Inc.	2,103,248
20,400	PCB Bancorp	310,284
57,600	PCSB Financial Corp.	1,145,088
11,300	PennyMac Financial Services, Inc.	381,036
55,000	Penumbra, Inc.(a)	9,650,300
57,700	Peoples Bancorp, Inc.	1,877,558
9,500	Peoples Financial Services Corp.	440,325
21,700	People’s Utah Bancorp	565,936
94,900	Perficient, Inc.(a)	4,716,530
118,700	Performance Food Group Co.(a)	6,147,473
74,200	Perspecta, Inc.	2,082,794
62,800	Phibro Animal Health Corp. - Class A	1,489,616
58,100	Photronics, Inc.(a)	742,518
173,100	Piedmont Office Realty Trust, Inc. REIT - Class A	4,014,189
38,700	PJT Partners, Inc. - Class A	1,780,974
103,500	PNM Resources, Inc.	5,612,805
101,300	Portland General Electric Co.	6,229,950
30,400	Powell Industries, Inc.	1,254,608
28,950	Premier Financial Bancorp Inc.	492,150
585,100	Prestige Consumer Healthcare, Inc.(a)	23,731,656
38,800	Primoris Services Corp.	827,604
107,200	Progress Software Corp.	4,837,936
24,100	ProSight Global, Inc.(a)	348,727
225,000	Prosperity Bancshares, Inc.	15,795,000
40,500	Protective Insurance Corp. - Class B	631,395
35,700	Providence Service Corp. (The)(a)	2,315,145
57,300	Provident Financial Services, Inc.	1,307,013
29,600	PS Business Parks, Inc. REIT	4,959,776
28,500	Pure Cycle Corp.(a)	370,215
1,650,000	Pure Storage, Inc. - Class A(a)	29,370,000
2,711,221	PureTech Health Plc(a)	11,098,503
350,000	Q2 Holdings, Inc.(a)	30,516,500
40,000	QAD, Inc. - Class A	2,058,000
44,700	QCR Holdings, Inc.	1,837,170
67,600	Qualys, Inc.(a)	5,796,024
111,100	Quanex Building Products Corp.	1,968,692
47,733	Quest Diagnostics, Inc.	5,282,611
6,800	Quidel Corp.(a)	522,240
28,700	R1 RCM, Inc.(a)	358,750
198,600	Radian Group, Inc.	4,863,714
13,100	RadNet, Inc.(a)	295,667
257,100	Rambus, Inc.(a)	4,080,177

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED STATES (continued)
13,000	RCI Hospitality Holdings, Inc.	$230,490
76,300	Recro Pharma, Inc.(a)	1,258,187
27,300	Regional Management Corp.(a)	752,115
13,158	Reliance Worldwide Corp. Ltd.	39,636
129,500	Rent-A-Center, Inc.	3,772,335
400	Repligen Corp.(a)	40,156
24,000	Republic Bancorp, Inc. - Class A	1,005,600
106,600	Resources Connection, Inc.	1,622,985
55,132	Retail Value, Inc. REIT	1,812,189
92,200	Rimini Street, Inc.(a)	461,000
51,000	Riverview Bancorp, Inc.	375,360
14,100	RLI Corp.	1,311,441
49,700	RMR Group Inc. (The) - Class A	2,289,679
29,100	Rocky Brands, Inc.	789,774
210,500	RPT Realty REIT	2,936,475
95,047	Rubius Therapeutics, Inc.(a)	741,367
72,600	Rush Enterprises, Inc. - Class A	3,121,800
94,000	Ruth’s Hospitality Group Inc.	1,927,000
24,500	Ryman Hospitality Properties, Inc. REIT	2,083,235
38,000	Safety Insurance Group, Inc.	3,499,040
725,000	SailPoint Technologies Holding, Inc.(a)	18,190,250
1,000,000	Sally Beauty Holdings, Inc.(a)	15,350,000
16,824,550	Samsonite International SA	32,147,442
18,700	Sanderson Farms, Inc.	2,574,803
28,400	Sandy Spring Bancorp, Inc.	988,320
40,800	Saul Centers, Inc. REIT	2,014,704
29,700	Schnitzer Steel Industries, Inc. - Class A	477,576
54,321	Seattle Genetics, Inc.(a)	5,887,853
88,900	Select Medical Holdings Corp.(a)	2,030,476
71,300	Selective Insurance Group, Inc.	4,723,625
26,600	Seneca Foods Corp. Class A(a)	1,052,030
425,000	Sensient Technologies Corp.	25,393,750
20,400	Shenandoah Telecommunications Co.	823,140
20,000	Shore Bancshares, Inc.	325,000
39,200	Sierra Bancorp	1,049,776
969,100	Simply Good Foods Co. (The)(a)	22,260,227
11,946	Sims Metal Management Ltd.	85,804
42,900	Simulations Plus, Inc.	1,397,682
6,300	SJW Corp.	462,105
31,200	SmartFinancial, Inc.	674,544
17,900	Southern First Bancshares, Inc.(a)	698,995
21,800	Southern Missouri Bancorp, Inc.	776,516
Shares		Value
UNITED STATES (continued)
10,800	Southern National Bancorp of Virginia, Inc.	$167,724
97,382	Southwest Gas Holdings Inc.	7,353,315
69,600	SP Plus Corp.(a)	2,909,976
65,100	Spire, Inc.	5,489,232
44,400	Spirit of Texas Bancshares, Inc.(a)	921,300
76,067	Splunk, Inc.(a)	11,810,162
68,200	Spok Holdings, Inc.	724,284
34,300	Sportsman’s Warehouse Holdings, Inc.(a)	222,264
79,000	SPS Commerce, Inc.(a)	4,489,570
284,742	STAAR Surgical Co.(a)	9,578,721
181,200	Standex International Corp.	13,243,908
23,600	Stepan Co.	2,328,140
312,080	STERIS Plc	47,027,335
11,200	Sterling Bancorp, Inc.	82,096
21,400	Sterling Construction Co., Inc.(a)	281,945
59,900	Stewart Information Services Corp.	2,500,825
219,200	Stock Yards Bancorp, Inc.	8,491,808
207,635	Stratasys Ltd.(a)	3,733,277
15,800	Superior Group of Cos., Inc.	182,174
114,300	Sykes Enterprises, Inc.(a)	3,839,337
411,855	Synopsys, Inc.(a)	60,752,731
49,300	Systemax, Inc.	1,165,945
130,800	Taylor Morrison Home Corp.(a)	3,385,104
14,000	Tech Data Corp.(a)	2,015,160
6,100	TechTarget, Inc.(a)	154,879
406,556	Teladoc Health, Inc.(a)	41,350,811
141,633	Teleflex, Inc.	52,618,076
825,000	Tenable Holdings, Inc.(a)	22,481,250
189,000	TerraForm Power, Inc. - Class A	3,419,010
19,200	Territorial Bancorp Inc.	557,376
42,235	Tesla, Inc.(a)	27,476,824
69,400	Tetra Tech, Inc.	5,940,640
247,600	Texas Roadhouse, Inc.	15,475,000
2,096	Textainer Group Holdings Ltd.(a)	20,110
13,100	Timberland Bancorp, Inc.	368,896
32,600	Tiptree, Inc.	223,310
58,092	Tootsie Roll Industries, Inc.	1,981,518
38,900	Towne Bank/Portsmouth VA	1,032,795
404,530	TPG RE Finance Trust, Inc. REIT	8,280,729
66,400	Tredegar Corp.	1,351,240
375,000	TreeHouse Foods, Inc.(a)	16,725,000
75,600	TriCo Bancshares	2,751,840
344,700	TriMas Corp.(a)	9,903,231
47,700	TrueBlue, Inc.(a)	1,045,107
189,805	Trupanion, Inc.(a)	6,058,576
58,300	TrustCo Bank Corp.	462,319
48,000	TTEC Holdings, Inc.	1,906,560
26,500	UFP Technologies, Inc.(a)	1,235,695

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED STATES (continued)
365,000	UMB Financial Corp.	$24,257,900
26,400	UniFirst Corp.	5,383,752
146,200	United Community Financial Corp.	1,597,966
60,400	United Fire Group, Inc.	2,673,304
51,400	Unitil Corp.	3,170,866
66,400	Universal Corp.	3,529,160
31,600	Universal Health Realty Income Trust REIT	3,897,860
52,800	Universal Insurance Holdings, Inc.	1,285,152
87,200	Univest Financial Corp.	2,166,048
246,500	Upwork, Inc.(a)	2,262,870
101,200	Urstadt Biddle Properties, Inc. - Class A REIT	2,294,204
55,700	US Ecology, Inc.	3,008,357
12,500	US Physical Therapy, Inc.	1,464,250
9,400	USANA Health Sciences, Inc.(a)	579,980
12,600	Utah Medical Products Inc.	1,160,082
93,400	Varex Imaging Corp.(a)	2,582,510
277,118	Veeco Instruments, Inc.(a)	3,533,255
44,100	Verint Systems, Inc.(a)	2,557,800
221,495	Verisk Analytics, Inc.	35,986,293
56,500	Viad Corp.	3,672,500
35,800	Village Super Market, Inc. - Class A	796,908
23,200	Vishay Precision Group, Inc.(a)	801,328
118,000	Vulcan Materials Co.	16,712,340
177,400	Washington Trust Bancorp, Inc.	8,396,342
83,700	Waterstone Financial Inc.	1,463,913
149,106	Wayfair, Inc. - Class A(a)	13,971,232
22,400	WD-40 Co.	4,184,768
119,310	Weis Markets, Inc.	4,377,484
1,615,000	Welbilt, Inc.(a)	24,370,350
1,800	West Bancorp, Inc.	41,202
185,240	West Pharmaceutical Services, Inc.	28,888,178
32,200	Westwood Holdings Group, Inc.	904,176
162,800	WEX, Inc.(a)	35,314,576
8,600	Winmark Corp.	1,711,142
555,000	Wolverine World Wide, Inc.	17,521,350
2,000	World Fuel Services Corp.	78,240
5,600	WSFS Financial Corp.	223,384
940,990	Wyndham Hotels & Resorts, Inc.	53,796,398
148,100	Xperi Corp.	2,382,929
2,387,184	Yext, Inc.(a)	35,664,529
48,500	York Water Co. (The)	2,296,960
92,962	Zillow Group, Inc. - Class A(a)	4,294,844
Shares		Value
UNITED STATES (continued)
366,676	Zillow Group, Inc. - Class C(a)	$16,944,098
198,914	Zuora, Inc. - Class A(a)	2,933,982
		3,468,981,732
VIETNAM — 0.0%
430,683	PetroVietnam Drilling & Well Services JSC(a)	246,656
1,088,845	Saigon - Hanoi Commercial Joint Stock Bank(a)	351,649
291,550	Vietnam National Petroleum Group	665,381
		1,263,686
Total Common Stocks (Cost $4,929,879,983)		5,956,695,746
INVESTMENT COMPANY — 0.9%
56,003,948	SEI Daily Income Trust Government II Fund, Class A 1.46%(c)	56,003,948
Total Investment Company (Cost $56,003,948)		56,003,948
EXCHANGE-TRADED FUNDS — 4.2%
4,942,000	VanEck Vectors Gold Miners ETF	143,268,580
2,398,000	VanEck Vectors Junior Gold Miners ETF	99,612,920
1,165,065	Xtrackers Harvest CSI 300 China A-Shares ETF	30,781,017
Total Exchange-Traded Funds (Cost $238,668,454)		273,662,517
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, 12/01/49(a)(b)	—
1,710	Centrebet Litigation Units Rights, Expire 12/01/49(a)(b)	—
2,043	Emeco Holdings Ltd. Rights, Expire 2/14/20(a)	301
		301
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expire 05/22/29(a)(b)	—
HONG KONG — 0.0%
600	Legend Holdings Corp. Rights, Expire 12/31/20(a)(b)	—
INDIA — 0.0%
62,867	Guotai Junan International Holdings Ltd. Rights, Expire 2/24/20(a)	—

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
MALAYSIA — 0.0%
16,140	Serba Dinamik Holdings Bhd Rights, Expire 5/12/24	$1,319
SINGAPORE — 0.0%
169,647	Ezion Holdings Ltd. Warrants, Expire 04/16/23(a)	—
UNITED KINGDOM — 0.0%
128,742	GVC Holdings Plc - CVR Shares, Rights, Expire 12/31/30(a)(b)	—
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(a)(b)	—
Total Rights/Warrants (Cost $1,824)		1,620

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Bank — 0.7%
44,000,000	1.50%, 02/03/2020(d)	44,000,000
Total U.S. Government Agencies (Cost $44,000,000)		44,000,000

Shares
CASH SWEEP — 1.4%
91,767,282	Citibank - US Dollars on Deposit in Custody Account,0.12%(a)(c)	91,767,282
Total Cash Sweep (Cost $91,767,282)		91,767,282
TOTAL INVESTMENTS — 99.5% (Cost $5,360,321,491)		6,422,131,113
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		33,781,234
NET ASSETS — 100.0%		$6,455,912,347

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $470,671 which is 0.01% of net assets and the cost is $6,306,349.
(c)	The rate shown represents the current yield as of January 31, 2020.
(d)	The rate represents the annualized yield at time of purchase.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

FOR — Foreign Ownership Restrictions

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	16.8%
Industrials	16.7
Health Care	15.1
Consumer Discretionary	12.5
Banks	6.0
Materials	5.8
Consumer Staples	4.5
Real Estate	3.7
Diversified Financials	3.3
Insurance	2.4
Utilities	2.3
Communication Services	1.2
Energy	1.0
Telecommunication Services	0.7
Financials	0.2
Other*	7.7
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

74